UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3373

Westcore Trust
(exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado 80202
(Address of principal executive offices) (Zip code)

Erin Douglas, Secretary
Westcore Trust
1625 Broadway, Suite 2200
Denver, Colorado 80202
(Name and address of agent for service)

Registrant's telephone number, including area code: 303-623-2577

Date of fiscal year end:     May 31

Date of reporting period:  June 1 - November 30

Item 1.  Reports to Stockholders.

November 30, 2004

Westcore Equity Funds
Westcore MIDCO Growth Fund
Westcore Growth Fund
Westcore Select Fund
Westcore International Frontier Fund
Westcore Blue Chip Fund
Westcore Mid-Cap Value Fund
Westcore Small-Cap Opportunity Fund

Westcore Bond Funds
Westcore Flexible Income Fund
Westcore Plus Bond Fund
Westcore Colorado Tax-Exempt Fund

Westcore Funds are managed by Denver Investment Advisors LLC.

1-800-392-CORE (2673) ■ www.westcore.com	1

Dear Fellow Shareholders:

     "Steady as she goes" is an apt description for your (and our) investment in the Westcore Funds. With market and economic fundamentals showing steady improvement, and valuations still reasonable, our analytical teams continue to generate respectable returns across the entire fund family. In the six months since our last report, all Westcore Funds have recorded positive returns. During the same period the Westcore equity funds produced returns ranging from 1.10% to 12.56%, while the returns of the Westcore fixed income funds ranged from 2.90% to 9.31%. Six of the ten funds beat their current benchmark and six outperformed their Lipper peer group average.

     While short-term success of this magnitude is gratifying, it is not nearly as meaningful to us as our longer-term, five-year results. Of the nine Westcore Funds in existence for the entire five-year period, all have recorded positive returns, with the equity funds producing average annual returns ranging from 2.12% to 14.23% and the fixed income funds producing average annual returns ranging from 5.38% to 9.90%. Additionally, of these nine funds, seven have beaten their current benchmark and seven have outperformed their Lipper peer group average for the five-year period. Although it is hard to believe, the S&P 500 Index is still below where it was five years ago, down 1.8% on an annualized basis. What is particularly rewarding about our relative performance during this five-year period is that it encompasses one of the worst bear markets since the Great Depression. Please see pages 6 and 7 for complete performance information for the entire family of Westcore Funds.

     As we have stated in previous reports, these results are a testament to the hard work each of our analytical teams puts forth in finding good businesses at reasonable valuations. "Good businesses" can best be defined as companies that maintain high returns on capital or are meaningfully improving their profitability, cash flow or other return metrics. Our proprietary valuation models ensure a consistent discipline and help prevent us from overpaying. Both our equity analysts and top-rated team of fixed income professionals employ these same techniques.

2	Semi-Annual Report November 30, 2004

The Greatest Surprise Is No Surprise At All

     The economic fundamentals continue to drive us to a very repetitive assessment of the overall markets. We have now enjoyed ten consecutive quarters of profit growth; we think this trend can continue for the foreseeable future. In fact, ongoing strength in underlying fundamentals is exactly what appears to be driving market upside as of late. With each successive quarter, investors are gaining confidence that these modest yet steady improvements are sustainable, similar to the extended economic growth of the 1990s, creating a favorable environment for those who pride themselves on skillful individual security selection.

Introducing the Westcore Small-Cap Value Fund

     Although some historical studies show that small-cap, dividend-paying stocks generally outperform their non-dividend-paying counterparts, their potential has gone largely unnoticed. Seeing considerable value in this overlooked, yet highly attractive asset class, Westcore Funds recently launched the Westcore Small-Cap Value Fund. Historically, a small-cap focus has offered the opportunity for enhanced returns, while an emphasis on value and dividends has reduced the risk and volatility associated with small-cap investing. The Fund includes all of these components in an effort to produce superior results. Managed by our Equity Value Research Team, the Fund combines proprietary quantitative screening and bottom-up fundamental analysis in order to gain an information edge.*

Welcome to Our New Aristata Shareholders

     Having previously announced our intention to merge the Aristata Funds into corresponding Westcore Funds, we are pleased to report that Aristata shareholders overwhelmingly approved the reorganization, which was completed in late November. This is a win-win situation for shareholders of both fund families. Former Aristata investors now have easy access to a wider range of asset classes and investment styles, while Westcore investors should see greater economies of scale. Accordingly, we wish to personally welcome all our new shareholders and look forward to serving their investment needs for many years to come.

1-800-392-CORE (2673) ■ www.westcore.com	3

Independent Ratings Remain Strong

     We are also pleased to report that Westcore Funds continues to be recognized by leading mutual fund rating services Morningstar Inc. and Lipper Inc. As of November 30, 2004, nine of ten Westcore Funds earned an Overall Morningstar RatingTM of 3 or more stars for risk-adjusted performance. More impressively, five Westcore Funds achieved above average ratings, with Westcore Flexible Income Fund and Westcore Plus Bond Fund each receiving a 5-Star Overall Morningstar RatingTM while Westcore Growth Fund, Westcore Mid-Cap Value Fund and Westcore Select Fund each received a 4-Star Overall Morningstar RatingTM.

     Furthermore, as of November 30, 2004, seven Westcore Funds were awarded Lipper Leader designations. Please see the tables on pages 10 through 13 for more detailed information and pages 14 through 17 for important disclosures on these independent ratings and designations. Overall Fund Family performance and expense examples can be viewed on pages 6 through 9.

     In contrast, the Westcore International Frontier Fund has struggled as of late, although its 1- and 3-year returns are both solidly positive. International small-cap investing remains an intriguing venue due to the limited analytical work the investment community devotes to the asset class. You have our assurances that the team is dedicated to this asset class and we are firmly committed to its efforts.

4	Semi-Annual Report November 30, 2004

Sticking with the Tried and True

     Investing has become increasingly complicated and certainly more competitive over the past decade. However, by sticking with our tried and true approach of in-depth, company-by-company research, treating each investment as if we were buying the entire business, Westcore Funds has actually grown stronger in the process. We would like to take this opportunity to thank all of you who have trusted us with your hard-earned savings. We have accomplished much together and will continue to work hard to ensure that your trust is never taken for granted.

The Shareholder Letter and the Manager Overviews included in this shareholder report contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management's predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

*Investing in small-cap funds can be more volatile and loss of principal could be greater than investing in large-cap funds.

1-800-392-CORE (2673) ■ www.westcore.com	5

Average Annual Total Returns as of 11/30/04

						Since incep.
Westcore MIDCO	6-Month*	1-Year	3-Year	5-Year	10-Year	8/1/86
Growth Fund	4.71%	8.88%	8.99%	2.26%	10.94%	12.39%
Russell Midcap Growth Index	5.67%	11.40%	5.83%	(1.15%)	10.87%	11.14%
Lipper Mid-Cap Growth Index	5.94%	9.48%	3.25%	(3.33%)	9.45%	10.19%

						Since incep.
	6-Month*	1-Year	3-Year	5-Year	10-Year	6/1/88
Westcore Growth Fund	7.81%	11.77%	2.92%	2.46%	11.36%	10.29%
S&P 500 Index	5.67%	12.85%	2.74%	(1.83%)	11.86%	12.05%
Russell 1000 Growth Index	0.81%	5.83%	(1.51%)	(8.19%)	9.36%	10.91%
Lipper Multi-Cap Core Index	6.65%	12.90%	4.52%	0.67%	10.86%	10.98%

						Since incep.
	6-Month*	1-Year	3-Year	5-Year	10-Year	10/1/99
Westcore Select Fund	8.46%	14.77%	1.98%	9.07%	NA	18.69%
Russell Midcap Growth Index [1]	5.67%	11.40%	5.83%	(1.15%)	NA	2.26%
S&P 500 Index	5.67%	12.85%	2.74%	(1.83%)	NA	-0.21%
Lipper Mid-Cap Growth Index	5.94%	9.48%	3.25%	(3.33%)	NA	0.65%

						Since incep.
Westcore International	6-Month*	1-Year	3-Year	5-Year	10-Year	12/15/99
Frontier Fund	1.10%	5.05%	10.61%	NA	NA	0.86%
MSCI EAFE Small-Cap Index	16.17%	32.15%	21.80%	NA	NA	8.58%
Lipper International Small-Cap Index	15.51%	30.85%	20.61%	NA	NA	4.34%

						Since incep.
	6-Month*	1-Year	3-Year	5-Year	10-Year	6/1/88
Westcore Blue Chip Fund	7.32%	14.42%	3.10%	2.12%	11.06%	10.49%
S&P 500 Index	5.67%	12.85%	2.74%	(1.83%)	11.86%	12.05%
Lipper Multi-Cap Core Index	6.65%	12.90%	4.52%	0.67%	10.86%	10.98%

						Since incep.
Westcore Mid-Cap	6-Month*	1-Year	3-Year	5-Year	10-Year	10/1/98
Value Fund [2]	11.98%	20.24%	10.96%	10.90%	NA	13.09%
Russell Midcap Value Index [3]	15.09%	24.22%	15.66%	13.22%	NA	12.39%
Russell Midcap Index	11.10%	18.78%	12.09%	8.52%	NA	11.32%
Lipper Mid-Cap Value Index	10.92%	20.22%	12.77%	11.52%	NA	12.51%

						Since incep.
Westcore Small-Cap	6-Month*	1-Year	3-Year	5-Year	10-Year	12/28/93
Opportunity Fund	12.56%	22.36%	15.33%	14.23%	12.86%	11.59%
Russell 2000 Index	12.18%	17.25%	12.63%	8.29%	11.51%	10.04%
Lipper Small-Cap Core Index	12.71%	19.72%	12.37%	10.96%	12.90%	11.69%

6	Semi-Annual Report November 30, 2004

Average Annual Total Returns as of 11/30/04 (continued)

						Since incep.
Westcore Flexible	6-Month*	1-Year	3-Year	5-Year	10-Year	6/1/88
Income Fund	9.31%	11.63%	11.42%	9.90%	9.27%	9.30%
Lehman Brothers U.S. Corporate
High Yield Ba Index	8.23%	10.01%	8.41%	8.44%	9.21%	9.50%
Westcore Flexible Income Fund
Custom Index [4]	8.23%	10.01%	8.41%	9.14%	9.37%	9.65%
Lipper High Current Yield Index	8.71%	11.40%	10.16%	3.92%	6.56%	7.51%

						Since incep.
	6-Month*	1-Year	3-Year	5-Year	10-Year	6/1/88
Westcore Plus Bond Fund	4.87%	6.75%	7.67%	8.09%	7.43%	7.46%
Lehman Brothers Aggregate Bond Index	3.82%	4.44%	5.64%	7.41%	7.70%	8.14%
Lipper Intermediate Investment
Grade Index	3.67%	4.26%	5.39%	7.01%	7.15%	7.36%

						Since incep.
Westcore Colorado	6-Month*	1-Year	3-Year	5-Year	10-Year	6/1/91
Tax-Exempt Fund	2.90%	2.43%	4.46%	5.38%	5.67%	5.59%
Lehman Brothers 10-Year
Municipal Debt Index	4.13%	4.02%	5.87%	6.68%	7.15%	6.93%
Lipper Intermediate Municipal
Debt Index	2.97%	2.45%	4.56%	5.48%	5.74%	5.63%

The performance data quoted represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, please call 1-800-392-CORE (2673) or visit us online at www.westcore.com. Average annual total returns reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements. Without the fee waivers and expense reimbursements, total return figures would have been lower. Total return figures represent past performance. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Westcore fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

* Not Annualized

1 Westcore Select Fund's benchmark index was changed from the S&P 500 Index to the Russell Midcap Growth Index for performance comparison purposes because the Adviser believes that the Russell Midcap Growth Index more appropriately matches the investment style of the Fund.

2 Formerly Westcore Mid-Cap Opportunity Fund.

3 Westcore Mid-Cap Value Fund's benchmark index was changed from the Russell Midcap Index to the Russell Midcap Value Index for performance comparison purposes because the Adviser believes that the Russell Midcap Value Index more appropriately matches the investment style of the Fund.

4 Westcore Flexible Income Fund Custom Index is comprised of the Lehman Brothers Long-Term Government/Corporate Bond Index for the time period 6/1/88 - 9/30/00 and the Lehman Brothers U.S. Corporate High Yield Ba Index for the time period 10/1/00 - 11/30/04 to reflect the change in the Fund's investment strategy on 10/1/00. The Adviser believes that the Custom Index is the best benchmark measurement for historical performance over three years.

Please see important footnotes on page 8.

1-800-392-CORE (2673) ■ www.westcore.com	7

Westcore Growth, International Frontier, Select, and Mid-Cap Value Funds:
These Funds participate in the Initial Public Offering ("IPO") market, and a significant portion of the Funds' returns have been attributable to its investment in IPOs, which in turn have had a magnified impact due to the Funds' relatively small asset base. As the Funds' assets continue to grow, it will be increasingly less likely to experience substantially similar performance by investing in IPOs.

Westcore International Frontier and Small-Cap Opportunity Funds:
Investing in small-cap funds can be more volatile and loss of principal could be greater than investing in large-cap funds.

Westcore Select Fund:
Investing in non-diversified funds can be more volatile and loss of principal could be greater than investing in more diversified funds.

Westcore International Frontier Fund:
Investing in foreign securities entails special risks, such as currency fluctuations and political uncertainties, which are described in more detail in the prospectus.

Westcore Flexible Income and Plus Bond Funds:
These Funds are subject to additional risk in that it may invest in high-yield/high-risk bonds and is subject to greater levels of liquidity risk.

Westcore Colorado Tax-Exempt Fund:
This Fund invests primarily in instruments issued by or on behalf of one state and can be more volatile and loss of principal could be greater due to state specific risk.

8	Semi-Annual Report November 30, 2004

		Beginning	Ending	Expenses Paid
		Account	Account	During Period*
		Value at	Value at	6/01/04 to
Fund		6/01/04	11/30/04	11/30/04

Westcore MIDCO Growth Fund	Actual Fund Return	$1,000	$1,047	$5.84
	Hypothetical Fund Return	$1,000	$1,020	$5.76

Westcore Growth Fund	Actual Fund Return	$1,000	$1,078	$6.04
	Hypothetical Fund Return	$1,000	$1,020	$5.87

Westcore Select Fund	Actual Fund Return	$1,000	$1,085	$6.11
	Hypothetical Fund Return	$1,000	$1,020	$5.92

Westcore International	Actual Fund Return	$1,000	$1,011	$7.69
Frontier Fund	Hypothetical Fund Return	$1,000	$1,018	$7.71

Westcore Blue Chip Fund	Actual Fund Return	$1,000	$1,073	$6.07
	Hypothetical Fund Return	$1,000	$1,020	$5.92

Westcore Mid-Cap Value Fund	Actual Fund Return	$1,000	$1,120	$6.75
	Hypothetical Fund Return	$1,000	$1,019	$6.43

Westcore Small- Cap	Actual Fund Return	$1,000	$1,126	$7.04
Opportunity Fund	Hypothetical Fund Return	$1,000	$1,019	$6.69

Westcore Flexible Income Fund	Actual Fund Return	$1,000	$1,093	$4.53
	Hypothetical Fund Return	$1,000	$1,021	$4.38

Westcore Plus Bond Fund	Actual Fund Return	$1,000	$1,049	$2.87
	Hypothetical Fund Return	$1,000	$1,023	$2.83

Westcore Colorado	Actual Fund Return	$1,000	$1,029	$3.36
Tax-Exempt Fund	Hypothetical Fund Return	$1,000	$1,022	$3.35

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the first fiscal half-year/365 (to reflect the half-year period). The annualized expense ratio of Westcore MIDCO Growth, Westcore Gowth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds were 1.12%, 1.14%, 1.15%, 1.50%, 1.15%, 1.25%, 1.30%, 0.85%, 0.55%, and 0.65%, respectively.

Disclosure of Fund Expenses (Unaudited)
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs (such as the 2% fee on redemption of Fund shares made within 90 days of purchase) and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on June 1, 2004 and held until November 30, 2004.

Actual Return. The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

1-800-392-CORE (2673) ■ www.westcore.com	9

Morningstar Ratings™ as of 11/30/04

Fund	Overall	3-Year	5-Year	10-Year

Westcore MIDCO	«««	««««	«««	«««
Growth Fund	out of 637	out of 637	out of 424	out of 159
	Mid-Cap	Mid-Cap	Mid-Cap	Mid-Cap
	Growth Funds	Growth Funds	Growth Funds	Growth Funds

Westcore Growth Fund	««««	««««	«««««	««««
	out of 1,019	out of 1,019	out of 708	out of 253
	Large	Large	Large	Large
	Growth Funds	Growth Funds	Growth Funds	Growth Funds

Westcore Select Fund	««««	«««	««««
	out of 637	out of 637	out of 424	N/A
	Mid-Cap	Mid-Cap	Mid-Cap
	Growth Funds	Growth Funds	Growth Funds

Westcore International	«	«
Frontier Fund	out of 72	out of 72	N/A	N/A
	Foreign Small/	Foreign Small/
	Mid Growth Funds	Mid Growth Funds

Westcore Blue	«««	«««	««««	«««
Chip Fund	out of 1,190	out of 1,190	out of 884	out of 299
	Large	Large	Large	Large
	Blend Funds	Blend Funds	Blend Funds	Blend Funds

Westcore Mid-Cap	««««	«««	««««
Value Fund [1]	out of 278	out of 278	out of 166	N/A
	Mid-Cap	Mid-Cap	Mid-Cap
	Blend Funds	Blend Funds	Blend Funds

Westcore Small-Cap	«««	«««	«««	«««
Opportunity Fund	out of 348	out of 348	out of 251	out of 74
	Small	Small	Small	Small
	Blend Funds	Blend Funds	Blend Funds	Blend Funds

Westcore Flexible	«««««	««««	«««««	«««««
Income Fund	out of 351	out of 351	out of 277	out of 89
	High Yield	High Yield	High Yield	High Yield
	Bond Funds	Bond Funds	Bond Funds	Bond Funds

Westcore Plus	«««««	«««««	«««««	««««
Bond Fund	out of 728	out of 728	out of 552	out of 264
	Intermediate-	Intermediate-	Intermediate-	Intermediate-
	Term Bond	Term Bond	Term Bond	Term Bond
	Funds	Funds	Funds	Funds

Westcore Colorado	«««	«««	«««	««
Tax-Exempt Fund	out of 227 Muni	out of 227 Muni	out of 201 Muni	out of 122 Muni
	Single State	Single State	Single State	Single State
	Interm Funds	Interm Funds	Interm Funds	Interm Funds

©2004 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

Morningstar proprietary ratings reflect historical risk-adjusted performance as of 11/30/04. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics.

1 Formerly Westcore Mid-Cap Opportunity Fund.

See complete disclaimers beginning on page 14.

10	Semi-Annual Report November 30, 2004

Lipper Leaders for Consistent Return for the Three-Years Ended 11/30/04:

Lipper ratings for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers as of 11/30/04. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Consistent Return metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Consistent Return, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. A Lipper Leader for Consistent Return is a fund that has provided superior consistency and risk-adjusted returns when compared to a group of similar funds. Lipper Leaders for Consistent Return may be the best fit for investors who value a fund's year-to-year consistency relative to other funds in a particular peer group. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2004, Reuters, All Rights Reserved.

Lipper Leaders for Total Return for the Three-Years Ended 11/30/04:

Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of 11/30/04. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Total Return metrics over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Total Return, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Lipper Leaders for Total Return may be the best fit for investors who want the best historical return, without looking at risk. This measure alone may not be suitable for investors who want to avoid downside risk. For more risk-averse investors, the Total Return scores can be used with Preservation and/or Consistent Return scores to make an appropriate selection that balances the risk and return. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2004, Reuters, All Rights Reserved.

1-800-392-CORE (2673) ■ www.westcore.com	11

Lipper Leaders for Expense for the Three-Years Ended 11/30/04:

Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of 11/30/04. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Expense metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Expense, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Lipper Leaders for Expense may be the best fit for investors who want to minimize their total cost. It can be used in conjunction with Total Return or Consistent Return to identify funds with above-average performance and lower-than-average cost. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2004, Reuters, All Rights Reserved.

Lipper Leaders for Preservation for the Three-Years Ended 11/30/04:

Lipper ratings for Preservation reflect funds' historical loss avoidance relative to other funds within the same asset class, as of 11/30/04. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Preservation metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Preservation, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Preservation ratings are relative, rather than absolute, measures, and funds named Lipper Leaders for Preservation may still experience losses periodically; those losses may be larger for equity and mixed equity funds than for fixed income funds. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2004, Reuters, All Rights Reserved.

12	Semi-Annual Report November 30, 2004

Lipper Leaders for Tax Efficiency for the Three-Years Ended 11/30/04:

Lipper ratings for Tax Efficiency reflect funds' historical success in postponing taxable distributions relative to peers as of 11/30/04. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Tax Efficiency metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Tax Efficiency, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Tax Efficiency offers no benefit to investors in tax-sheltered accounts such as 401(k) plans. Tax Efficiency on its own does not take relative or absolute performance into account. Investors can pair Tax Efficiency with Consistent Return and/or Total Return to find funds that have delivered solid relative performance and have postponed taxable distributions better than their peers. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2004, Reuters, All Rights Reserved.

1-800-392-CORE (2673) ■ www.westcore.com	13

Please see the Average Annual Total Returns chart beginning on page 6 for complete performance.

Morningstar Ratings

Morningstar proprietary ratings reflect historical risk-adjusted performance as of 11/30/04 and are subject to change every month. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating' based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics. During periods on which ratings are based, service providers of the Fund waived fees. This waiver had a material impact on the funds' average annual returns. In the absence of fee waivers, performance would have been reduced.

Westcore MIDCO Growth Fund was rated against the following numbers of U.S.-domiciled Mid-Cap Growth funds over the following time periods: 637 funds in the last three years, 424 funds in the last five years, and 159 funds in the last ten years. With respect to these Mid-Cap Growth funds, Westcore MIDCO Growth Fund received a Morningstar Rating of 4 stars, 3 stars and 3 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Growth Fund was rated against the following numbers of U.S.-domiciled Large Growth funds over the following time periods: 1,019 funds in the last three years, 708 funds in the last five years, and 253 funds in the last ten years. With respect to these Large Growth funds, Westcore Growth Fund received a Morningstar Rating of 4 stars, 5 stars and 4 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Select Fund was rated against the following numbers of U.S.-domiciled Mid-Cap Growth funds over the following time periods: 637 funds in the last three years, and 424 funds in the last five years. With respect to these Mid-Cap Growth funds, Westcore Select Fund received a Morningstar Rating of 3 stars and 4 stars for the three- and five-year periods, respectively. Past performance is no guarantee of future results.

Westcore International Frontier Fund was rated against the following numbers of U.S.-domiciled Foreign Small/Mid Growth funds over the following time periods: 72 funds in the last three years. With respect to these Foreign Small/Mid Growth funds, Westcore International Frontier Fund received a Morningstar Rating of 1 stars for the three-year period. Past performance is no guarantee of future results.

Westcore Blue Chip Fund was rated against the following numbers of U.S.-domiciled Large Blend funds over the following time periods: 1,190 funds in the last three years, 884 funds in the last five years, and 299 funds in the last ten years. With respect to these Large Blend funds, Westcore Blue Chip Fund received a Morningstar Rating of 3 stars, 4 stars and 3 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Mid-Cap Value Fund was rated against the following numbers of U.S.-domiciled Mid-Cap Blend funds over the following time periods: 278 funds in the last three years, and 166 funds in the last five years. With respect to these Mid-Cap Blend funds, Westcore Mid-Cap Value Fund received a Morningstar Rating of 3 stars and 4 stars for the three- and five-year periods, respectively. Past performance is no guarantee of future results.

Westcore Small-Cap Opportunity Fund was rated against the following numbers of U.S.-domiciled Small Blend funds over the following time periods: 348 funds in the last three years, 251 funds in the last five years, and 74 funds in the last ten years. With respect to these Small Blend funds, Westcore Small-Cap Opportunity Fund received a Morningstar Rating of 3 stars, 3 stars and 3 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Flexible Income Fund was rated against the following numbers of U.S.-domiciled High Yield Bond funds over the following time periods: 351 funds in the last three years, 277 funds in the last five years, and 89 funds in the last ten years. With respect to these High Yield Bond funds, Westcore Flexible Income Fund received a Morningstar Rating of 4 stars, 5 stars and 5 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Plus Bond Fund was rated against the following numbers of U.S.-domiciled Intermediate-Term Bond funds over the following time periods: 728 funds in the last three years, 552 funds in the last five years, and 264 funds in the last ten years. With respect to these Intermediate-Term Bond funds, Westcore Plus Bond

14	Semi-Annual Report November 30, 2004

Fund received a Morningstar Rating of 5 stars, 5 stars and 4 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Colorado Tax-Exempt Fund was rated against the following numbers of U.S.-domiciled Municipal Single State Intermediate funds over the following time periods: 227 funds in the last three years, 201 funds in the last five years, and 122 funds in the last ten years. With respect to these Municipal Single State Intermediate funds, Westcore Colorado Tax-Exempt Fund received a Morningstar Rating of 3 stars, 3 stars and 2 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Lipper Leaders for Consistent Return

Lipper ratings for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers as of 11/30/04. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Consistent Return metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Consistent Return, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. A Lipper Leader for Consistent Return is a fund that has provided superior consistency and risk-adjusted returns when compared to a group of similar funds. Lipper Leaders for Consistent Return may be the best fit for investors who value a fund's year-to-year consistency relative to other funds in a particular peer group. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2004, Reuters, All Rights Reserved.

Westcore Flexible Income Fund was rated among the following number of High Current Yield Fixed Income Funds for the following time periods: 345 funds in the last three years, 270 funds in the last five years, 69 funds in the last ten years and 345 funds in the overall period. With respect to these High Current Yield Fixed Income Funds, Westcore Flexible Income Fund received a Consistent Return rating of Lipper Leader, Lipper Leader, 4 and 2 for the three-year, five-year, ten-year and overall periods, respectively.

Westcore Plus Bond Fund was rated among the following number of Intermediate Investment Grade Fixed Income Funds for the following time periods: 350 funds in the last three years, 252 funds in the last five years, 85 funds in the last ten years and 352 funds in the overall period. With respect to these Intermediate Investment Grade Fixed Income Funds, Westcore Plus Bond Fund received a Consistent Return rating of Lipper Leader for the three-year, five-year, ten-year and overall periods.

Lipper Leaders for Total Return

Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of 11/30/04. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Total Return metrics over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Total Return, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Lipper Leaders for Total Return may be the best fit for investors who want the best historical return, without looking at risk. This measure alone may not be suitable for investors who want to avoid downside risk. For more risk-averse investors, the Total Return scores can be used with Preservation and/or Consistent Return scores to make an appropriate selection that balances the risk and return. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2004, Reuters, All Rights Reserved.

Westcore MIDCO Growth Fund was rated among the following number of Mid-Cap Growth Equity Funds for the following time periods: 425 funds in the last three years, 274 funds in the last five years, 108 funds in the last ten years and 425 funds in the overall period. With respect to these Mid-Cap Growth Equity Funds, Westcore MIDCO Growth Fund received a Total Return rating of Lipper Leader, 2, 2 and 2 for the three-year, five-year, ten-year and overall periods, respectively.

Westcore Plus Bond Fund was rated among the following number of Intermediate Investment Grade Fixed Income Funds for the following time periods: 361 funds in the last three years, 259 funds in the last five years, 122 funds in the last ten years and 361 funds in the overall period. With respect to these Intermediate Investment Grade Fixed Income Funds, Westcore Plus Bond Fund received a Total Return rating of Lipper Leader, Lipper Leader, 2 and Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

1-800-392-CORE (2673) ■ www.westcore.com	15

Lipper Leaders for Expense

Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of 11/30/04. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Expense metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Expense, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Lipper Leaders for Expense may be the best fit for investors who want to minimize their total cost. It can be used in conjunction with Total Return or Consistent Return to identify funds with above-average performance and lower-than-average cost. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2004, Reuters, All Rights Reserved.

Westcore MIDCO Growth Fund was rated among the following number of Mid-Cap Growth Equity Funds for the following time periods: 161 funds in the last three years, 112 funds in the last five years, 59 funds in the last ten years and 161 funds in the overall period. With respect to these Mid-Cap Growth Equity Funds, Westcore MIDCO Growth Fund received a Expense rating of Lipper Leader, Lipper Leader, 2 and Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

Westcore Select Fund was rated among the following number of Mid-Cap Growth Equity Funds for the following time periods: 161 funds in the last three years, 112 funds in the last five years and 161 funds in the overall period. With respect to these Mid-Cap Growth Equity Funds, Westcore Select Fund received a Expense rating of Lipper Leader for the three-year, five-year and overall periods.

Westcore Flexible Income Fund was rated among the following number of High Current Yield Fixed Income Funds for the following time periods: 117 funds in the last three years, 98 funds in the last five years, 43 funds in the last ten years and 117 funds in the overall period. With respect to these High Current Yield Fixed Income Funds, Westcore Flexible Income Fund received an Expense rating of Lipper Leader, Lipper Leader, 2 and Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

Westcore Plus Bond Fund was rated among the following number of Intermediate Investment Grade Fixed Income Funds for the following time periods: 144 funds in the last three years, 109 funds in the last five years, 67 funds in the last ten years and 144 funds in the overall period. With respect to these Intermediate Investment Grade Fixed Income Funds, Westcore Plus Bond Fund received an Expense rating of Lipper Leader for the three-year, five-year, ten-year and overall periods.

Westcore Colorado Tax-Exempt Fund was rated among the following number of Single State Municipal Fixed Income Funds for the following time periods: 383 funds in the last three years, 361 funds in the last five years, 314 funds in the last ten years and 383 funds in the overall period. With respect to these Single State Municipal Fixed Income Funds, Westcore Colorado Tax-Exempt Fund received an Expense rating of Lipper Leader for the three-year, five-year, ten-year and overall periods. The Single State Category is a culmination of multiple single state categories.

Lipper Leaders for Preservation

Lipper ratings for Preservation reflect funds' historical loss avoidance relative to other funds within the same asset class, as of 11/30/04. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Preservation metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Preservation, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Preservation ratings are relative, rather than absolute, measures, and funds named Lipper Leaders for Preservation may still experience losses periodically; those losses may be larger for equity and mixed equity funds than for fixed income funds. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2004, Reuters, All Rights Reserved.

16	Semi-Annual Report November 30, 2004

Westcore Plus Bond Fund was rated among the following number of Fixed Income Funds for the following time periods: 3,935 funds in the last three years, 3,331 funds in the last five years, 1,900 funds in the last ten years and 3,935 funds in the overall period. With respect to these Fixed Income Funds, Westcore Plus Bond Fund received a Preservation rating of Lipper Leader for the three-year, five-year, ten-year and overall periods.

Lipper Leaders for Tax Efficiency

Lipper ratings for Tax Efficiency reflect funds' historical success in postponing taxable distributions relative to peers as of 11/30/04. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Tax Efficiency metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Tax Efficiency, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Tax Efficiency offers no benefit to investors in tax-sheltered accounts such as 401(k) plans. Tax Efficiency on its own does not take relative or absolute performance into account. Investors can pair Tax Efficiency with Consistent Return and/or Total Return to find funds that have delivered solid relative performance and have postponed taxable distributions better than their peers. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2004, Reuters, All Rights Reserved.

Westcore MIDCO Growth Fund was rated among the following number of Mid-Cap Growth Equity Funds for the following time periods: 425 funds in the last three years, 274 funds in the last five years, 108 funds in the last ten years and 425 funds in the overall period. With respect to these Mid-Cap Growth Equity Funds, Westcore MIDCO Growth Fund received a Tax Efficiency rating of Lipper Leader, 5, 5 and 5 for the three-year, five-year, ten-year and overall periods, respectively.

Westcore Select Fund was rated among the following number of Mid-Cap Growth Equity Funds for the following time periods: 425 funds in the last three years, 274 funds in the last five years and 425 funds in the overall period. With respect to these Mid-Cap Growth Equity Funds, Westcore Select Fund received a Tax Efficiency rating of Lipper Leader, 5 and 4 for the three-year, five-year and overall periods, respectively.

Westcore International Frontier Fund was rated among the following number of International Small/Mid-Cap Value Equity Funds for the following time periods: 7 funds in the last three years and 7 funds in the overall period. With respect to these International Small/Mid-Cap Value Equity Funds, Westcore International Frontier Fund received a Tax Efficiency rating of Lipper Leader for the three-year and overall periods.

Westcore Small-Cap Opportunity Fund was rated among the following number of Small-Cap Core Equity Funds for the following time periods: 444 funds in the last three years, 314 funds in the last five years, 90 funds in the last ten years and 444 funds in the overall period. With respect to these Small-Cap Core Equity Funds, Westcore Small-Cap Opportunity Fund received a Tax Efficiency rating of Lipper Leader for the three-year, five-year, ten-year and overall periods.

Westcore Colorado Tax-Exempt Fund was rated among the following number of Other States Intermediate Municipal Fixed Income Funds for the following time periods: 101 funds in the last three years, 87 funds in the last five years, 60 funds in the last ten years and 101 funds in the overall period. With respect to these Other States Intermediate Municipal Fixed Income Funds, Westcore Colorado Tax-Exempt Fund received a Tax Efficiency rating of Lipper Leader for the three-year, five-year, ten-year and overall periods.

1-800-392-CORE (2673) ■ www.westcore.com	17

Westcore MIDCO Growth Fund

FUND STRATEGY: Investing in a diversified portfolio of medium-sized companies with growth potential.

     For the six-month period ended November 30, 2004, the Westcore MIDCO Growth Fund generated a 4.71% return. This return lagged the 5.67% advance of our benchmark, the Russell Midcap Growth Index, as well as the 5.94% return of our peer group, the Lipper Mid-Cap Growth Index.

     During the period, energy stocks provided the best absolute return in the portfolio-up 31.6%. However, at the other end of the spectrum, our healthcare stocks were down 3.1%. While stocks within the energy sector performed well, it's important to note that, in line with our benchmark, healthcare stocks made up more than 20% of our portfolio compared to a less than 6% weighting in the energy sector during the period.

     Three of the top stocks contributing to our relative performance for the period included Apache Corp., Harris Corp. and PacifiCare Health Systems Inc. Apache, a name we have owned for an extended period, is a leader in independent oil and gas exploration and development. The company is benefiting from higher energy prices. Harris Corp. sells communications equipment and systems to commercial and government customers. Its business has been very strong this past year in part because of upgrades to U.S. Government communication systems. PacifiCare Health Systems is one of the country's largest consumer health organizations serving individuals, employers and Medicare

18	Semi-Annual Report November 30, 2004

beneficiaries. Continued moderation of medical costs is providing the ability to expand membership growth.

"We expect the
stock market will
continue to move up
modestly in the first
half of 2005."

     Three of the most disappointing stocks  within the portfolio during the period were UTStarcom Inc., Intersil Corp. and OSI Pharmaceuticals Inc. UTStarcom is a provider  of communications equipment to wireless and wireline network service operators. As sales slowed and profitability deteriorated, we sold the stock from our portfolio. Intersil makes analog semiconductors for three fast-growing markets-flat panel displays, optical storage and power management. While the company proved to be a detractor to the portfolio during the first half of our fiscal year, we expect it to do better in the months ahead. We bought OSI Pharmaceuticals just before the end of the period on news that the company received FDA approval for its new drug, Tarceva. Our research led us to believe that Tarceva was the best treatment for lung cancer on the market. Unfortunately, the stock price of OSI Pharmaceuticals fell due to concerns regarding the potential outcome of a study involving a competing product. Subsequent to period-end the results of the trial were released and the competing product failed to meet its specified trial objectives. OSI Pharmaceuticals' stock price has rebounded, opening up strongly the day on which the trial results were released.

     We expect the stock market will continue to move up modestly in the first half of 2005. This view is based on our belief that corporate profits will continue to grow, progress will be made in reducing the U.S. budget deficit and energy prices will decline to more moderate levels. As always, stock selection will be important, and our analytic team will be hard at work finding good businesses whose stocks we believe have the potential to give us good returns.

1-800-392-CORE (2673) ■ www.westcore.com	19

Westcore MIDCO Growth Fund (continued)

Comparison of Change in Value of $10,000 Investment in Westcore MIDCO Growth Fund, Russell Midcap Growth Index and Lipper Mid-Cap Growth Index

Russell Midcap Growth Index is the Fund's benchmark index. It is an unmanaged index and measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values in the Russell 1000 index.

Lipper Mid-Cap Growth Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Mid-Cap Growth Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 6 and 7.

20	Semi-Annual Report November 30, 2004

Top 10 Holdings as of November 30, 2004

2.50%	Constellation Brands Inc. (STZ) - Produces and markets beverage alcohol in North
America, Europe and Australia including such brands as Corona and Inglenook
2.25%	Mohawk Industries Inc. (MHK) - Designs, manufactures and markets woven and tufted broadloom carpets and rugs for residential and commercial uses
2.23%	Royal Caribbean Cruises Ltd. (RCL) - A global cruise company operating a fleet of vessels under the Royal Caribbean International and Celebrity Cruises brand names
2.02%	Jacobs Engineering Group Inc. (JEC) - Provides engineering, design and consulting services as well as construction and construction management services to industrial, commercial and governmental clients
2.00%	Bed Bath & Beyond Inc. (BBBY) - Operates a chain of superstores that sell a variety of domestic merchandise and home furnishings
1.94%	T. Rowe Price Group Inc. (TROW) - An asset management firm that provides investment, record keeping and communications services to corporate and public retirement plans
1.89%	PacifiCare Health Systems Inc. (PHS) - A managed health care services company that provides managed care products for employer groups and Medicare beneficiaries
1.88%	Endo Pharmaceutical Holdings Inc. (ENDP) - Researches, develops and markets both branded and generic pain pharmaceuticals
1.86%	XM Satellite Radio Holdings Inc. (XMSR) - Provides audio entertainment and information programming to vehicle, home and portable radios
1.86%	Starwood Hotels & Resorts Worldwide Inc. (HOT) - Owns, manages and franchises hotels throughout the world

Percent of Net Assets in Top Ten Holdings: 20.43%

Top ten holdings do not include any cash or cash equivalent investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	21

Westcore Growth Fund

FUND STRATEGY: Investing in large and mid-cap businesses with superior revenue and earnings growth prospects.

     Back in June, all indications pointed to a continued recovery in the U.S. economy, however the equity markets were suppressed by high oil prices and fears of terrorism surrounding the Athens Olympics, the Democratic and Republican national conventions and the presidential election. Fortunately, each one of these potential terror risks concluded without incident, and as oil prices began to decline, investor confidence and the market began to rise. The Westcore Growth Fund was not left behind, for the six months ended November 30, 2004, the Fund advanced 7.81% comparing favorably to the 5.68% and 6.65% returns of its benchmark, the S&P 500 Index and its peer group, the Lipper Multi-Cap Core Index. The Fund also fared well against the 0.81% and 2.53% returns of the Russell 1000 Growth and Lipper Large-Cap Growth indices, respectively.

     The Fund's outperformance was driven by strong contributions from investments in a number of sectors, including top contributors technology, energy and consumer cyclicals. During an extremely volatile period, the Fund excelled more due to individual stock selection than sector allocation decisions, strengthening our conviction in intensive fundamental research. In technology, Research In Motion Ltd. and Nokia Corp. led the way, as broader technology rebounded off the summer lows beginning in late August. Equally valuable to performance were consumer focused

22	Semi-Annual Report November 30, 2004

companies XM Satellite Radio Holdings Inc. and eBay Inc. XM Satellite provided the Fund's largest positive return as the company's value climbed 46.2% over the six-month period thanks to strong subscription sales and improved content. Additionally, the rise in crude oil prices created a significant amount of earnings leverage for drillers and oil service companies such as Transocean Inc. and Baker Hughes Inc.

"...outperformance
was driven
by strong contributions
from investments
in a number
of sectors..."

     Healthcare provided the biggest challenge to Fund performance. In addition to Merck's recall of the widely prescribed drug Vioxx, election-year rhetoric pressured the sector, as the market weighed the effects that a change in presidential leadership would have on growth rates and valuations. Positive returns in the sector were hard to come by, with the Fund's healthcare holdings being down an average of 4.62% and the S&P's down over 6.73%. While the Fund did not own Merck, which declined 41.1% over the six-month period, we were unable to avoid the shadow it would cast over healthcare in general. Consequently, five of the Fund's ten worst contributors to performance came from healthcare, including Biogen Idec Inc., Genentech Inc., Eli Lilly & Co., Cardinal Health Inc. and Teva Pharmaceutical Industries Ltd. The uncertainty surrounding drug reform has not subsided and therefore the Fund remains underweighted in the sector with little exposure to pharmaceuticals.

     Looking ahead, we believe the equity markets will continue to gain strength as corporate spending on growth initiatives should add fuel to the economy. Moreover, we look for declines in commodity prices to lift a tired consumer following several years of shouldering the economy. From the Fund's management perspective, we remain committed to our discipline of balancing companies with longer term "core" growth catalysts with those with more near term and potentially higher "tactical" growth catalysts. Having overweighted the cyclically sensitive areas of media, industrials and technology while underweighting more defensive areas such as consumer staples, we believe the Fund is well positioned to benefit as the economy continues to recover.

1-800-392-CORE (2673) ■ www.westcore.com	23

S&P 500 Index is the Fund's benchmark index. It is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. It is an unmanaged index.

Russell 1000 Growth Index is the Fund's secondary index. It is an unmanaged index that measures the performance of the largest 1,000 firms in the Russell 3000 Index, which represents approximately 98% of the investable US equity market.

Lipper Multi-Cap Core Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Multi-Cap Core Funds classification. This classification consists of funds that concentrate no more than 25% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Core funds will generally have between 25% to 75% of their assets invested in a wide variety of companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 6 and 7.

24	Semi-Annual Report November 30, 2004

Top 10 Holdings as of November 30, 2004

3.18%	XM Satellite Radio Holdings Inc. (XMSR) - Provides audio entertainment and information programming to vehicle, home and portable radios
3.04%	General Electric Co. (GE) - Manufactures products for the generation, distribution and utilization of electricity
2.79%	QUALCOMM Inc. (QCOM) - Develops and delivers digital wireless communications products and services based on the company's CDMA digital technology
2.66%	eBay Inc. (EBAY) - Provides service used by buyers and sellers for the exchange of personal items via the internet
2.60%	Research In Motion Ltd. (RIMM)- Designs, manufactures and markets wireless consumer and business-to-business electronic technology for the mobile personal communications market
2.60%	Microsoft Corp. (MSFT) - Develops, manufactures, licenses, sells and supports software products
2.52%	SAP AG (Germany) - A multi-national software company that develops business software, consults on usage of its applications software and provides training services
2.36%	T. Rowe Price Group Inc. (TROW) - An asset management firm that provides investment, record keeping and communications services to corporate and public retirement plans
2.11%	Nokia Corp. (Finland) - An international telecommunications company which develops and manufactures mobile phones and networks and systems for cellular and fixed networks
2.10%	Viacom Inc. (VIA) - A worldwide entertainment and publishing company whose operations include Blockbuster, MTV Networks, Showtime Networks, Paramount Pictures, Paramount
Television, Simon & Schuster, television stations and movie screens in various countries
Percent of Net Assets in Top Ten Holdings: 25.96%

Top ten holdings do not include any cash or cash equivalent investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	25

Westcore Select Fund

FUND STRATEGY: Investing in a limited number of primarily medium-sized companies selected for their growth potential.

     The Westcore Select Fund returned 8.46% for the six-months ended November 30, 2004. This was meaningfully ahead of our benchmark, the Russell Midcap Growth Index, which was up 5.67% and our peer group, the Lipper Mid-Cap Growth Index which increased 5.94% during the same period. It's important to remember this portfolio is normally concentrated in just twenty of our midcap stock ideas. We do pay attention to sector diversification, and consumer cyclical, healthcare and technology were the heaviest exposures.

     Among the top performers during the period were Aetna Inc., Apache Corp. and Symantec Corp. Aetna is a story of a health insurance company struggling with acquisitions and divestiture to remake itself into a profitable provider of health insurance programs to corporate America. This struggle took years and was very ugly from 1999 to 2002. We sensed years of hard work were beginning to bear fruit early in 2003 and added the stock to our portfolio in May of that year. Since that time, sales and earnings have been growing nicely, allowing us to more than double our money in less than two years.

     In energy, Apache Corp., a leading independent oil and gas exploration and development company, has benefited from increasing energy prices. Symantec Corp., in the technology sector, is the global leader in security and anti-virus software. In December the

26	Semi-Annual Report November 30, 2004

company announced the acquisition of Veritas Software Corp., and we sold our position because the combined companies will be out of the midcap space.

     As is typically the case, a few of our investments did not work out so well during the period. The portfolio was hurt by our investment in UTStarcom Inc., a provider of communications equipment to wireless and wireline network operators. As the company's sales slowed and profitability deteriorated, we concluded that it lacked compelling fundamentals and sold the position from our portfolio.

     "We predict the
easing of oil prices
and therefore
believe the strong
performance of
energy stocks will
not be repeated."

     Another investment that proved disappointing during the period was OSI Pharmaceuticals Inc. Just before the end of the period, the company received FDA approval for Tarceva, its new drug for treating lung cancer. Our research led us to believe this drug was the best lung cancer treatment on the market. Unfortunately, the stock price of OSI Pharmaceuticals fell due to concerns regarding the potential outcome of a study involving a competing product. Subsequent to period-end, the results of the trial were released and the competing product failed to meet its specified trial objectives. OSI Pharmaceuticals' stock price has rebounded, opening up strongly the day on which the trial results were released.

     As we look to the second half of our fiscal year, we expect a market environment much like that of the past six months, with one exception. We predict the easing of oil prices and therefore believe the strong performance of energy stocks will not be repeated. We believe it will simply be a stock pickers' market and as always, our team will be working hard to get good ideas into the portfolio.

1-800-392-CORE (2673) ■ www.westcore.com	27

Westcore Select Fund's benchmark index was changed from the S&P 500 Index to the Russell Midcap Growth Index for performance comparison purposes because the Adviser believes that the Russell Midcap Growth Index more appropriately matches the investment style of the Fund.

Russell Midcap Growth Index is an unmanaged index and measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values in the Russell 1000 index.

S&P 500 Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. It is an unmanaged index.

Lipper Mid-Cap Growth Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Mid-Cap Growth Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 6 and 7.

28	Semi-Annual Report November 30, 2004

Top 10 Holdings as of November 30, 2004

5.79%	XM Satellite Radio Holdings Inc. (XMSR) - Provides audio entertainment and information programming to vehicle, home and portable radios
5.60%	Pacificare Health Systems Inc. (PHS) - A managed health care services company that provides managed care products for employer groups and Medicare beneficiaries
5.31%	Aetna Inc. (AET) - Provides healthcare and related benefits serving group insurance customers
5.21%	Jacobs Engineering Group Inc. (JEC) - Provides engineering, design and consulting services as well as construction and construction management services to industrial, commercial and governmental clients
5.10%	Endo Pharmaceutical Holdings Inc. (ENDP) - Researches, develops and markets both branded and generic pain pharmaceuticals
5.08%	T. Rowe Price Group Inc. (TROW) - An asset management firm that provides investment, record keeping and communications services to corporate and public retirement plans
5.06%	Constellation Brands Inc. (STZ) - Produces and markets beverage alcohol in North
America, Europe and Australia including such brands as Corona and Inglenook
5.02%	Mohawk Industries Inc. (MHK) - Designs, manufactures and markets woven and tufted broadloom carpets and rugs for residential and commercial use
5.00%	Symantec Corp. (SYMC) - Provides Internet security technology
5.00%	ATI Technologies Inc. (ATYT) - Designs, manufactures and markets multimedia solutions and graphics components for personal computers

Percent of Net Assets in Top Ten Holdings: 52.17%

Top ten holdings do not include any cash or cash equivalent investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	29

Westcore International Frontier Fund

FUND STRATEGY: Investing in small, international companies that are poised for growth.

     The first half of our fiscal year, with a 1.10% gain for the period, lagged our expectations and was well behind the 16.24% and 15.51% returns of our relative benchmark and peer group, the MSCI EAFE Small-Cap Index and the Lipper International Small-Cap Index. While we do not manage to these or any indices, we are clearly dissatisfied when we trail them. Nevertheless, we remain focused on the long-term opportunities within the portfolio and ask for your patience as well as your vision.

     Our performance was held back by some of the same sector-related factors we have discussed in past reports, including an underweight in Japan, the sharp drop in semiconductor stocks and a lack of exposure to financial stocks. We also struggled with a handful of companies whose stock simply remain undervalued. In those cases, we continued to believe in the underlying investment value and we maintained the position or added to it. Where fundamentals deteriorated, we sold. Our winning names included several long-term holdings in which the market finally recognized the value created by the business.

     One of our largest contributors to performance was New Zealand-based Fisher & Paykel Healthcare Corp. Ltd., which reached a two-year high as optimism surrounding several new-product launches lifted its shares. Fisher & Paykel is the leading manufacturer of heated humidification products and

30	Semi-Annual Report November 30, 2004

systems for use in respiratory care, including such promising areas as sleep apnea. Fisher & Paykel recently added a line of devices to assist in some types of non-invasive abdominal surgery.

     Another strong performer for the period was Techem AG, reinforcing our belief that sound, stable businesses eventually create value. Techem contributed more than 1.4% to absolute performance, on strong financial results. Based in Germany, it provides utility metering and billing services. Techem recently raised earnings guidance for the remainder of the year as its visibility improved.

"...we remain
focused on the
long-term
opportunities within
the portfolio..."

     Conversely, technology shares were among the Fund's principal detractors throughout the period. With our strategy of seeking niche companies, it is not surprising to find many opportunities within the technology sector. Unfortunately, the sector is sending mixed signals which are roiling markets. In fact, some of the technology names that contributed to strong near-term performance weakened considerably as industry leaders reduced visibility and lowered forecasts. Amid this uncertainty, GSI Lumonics Inc., up over 30% during the second half of the previous fiscal year, fell dramatically despite raising their forecasts after strong earnings reports.

     While we think the fundamentals and the valuation of our names in the technology sector remain attractive, Tower Semiconductor Ltd. is an exception. Upon further evaluation of its business model, we became skeptical of management's ability to execute its expansion plan. The company will likely need to return to the market for additional capital, a move we believe would not be in the best interests of its shareholders. Therefore, despite a seemingly attractive valuation, we have trimmed the position. While we recognize that business plans do not always proceed smoothly, we have little tolerance for management missteps, especially in a concentrated stock portfolio that has little margin for error or compromise.

     We believe in our portfolio. While disappointed, we are not overly concerned and in fact see an opportunity for long-term investors given the fall of many of the Fund's holdings to below the values that we believe their fundamentals would dictate.

1-800-392-CORE (2673) ■ www.westcore.com	31

Westcore International Frontier Fund (continued)

Country Breakdown as of November 30, 2004

Country	Market Value	%	Country	Market Value	%

Australia	$326,649	1.69%	Luxembourg	$787,793	4.07%
Belgium	585,820	3.03%	Netherlands	1,127,085	5.83%
Canada	982,329	5.08%	New Zealand	518,166	2.68%
France	2,083,837	10.78%	Norway	590,663	3.05%
Germany	2,873,551	14.86%	Sweden	2,115,482	10.94%
Hong Kong	895,183	4.63%	Switzerland	435,252	2.25%
Ireland	558,352	2.89%	United Kingdom	2,281,357	11.80%
Italy	760,982	3.94%	Cash Equivalents and
Japan	1,708,031	8.83%	Net Other Assets	706,350	3.65%

				$19,336,882	100%

Comparison of Change in Value of $10,000 Investment in Westcore
International Frontier Fund, MSCI EAFE Small-Cap Index and Lipper
International Small-Cap Index

MSCI EAFE Small Cap Index is the Fund's benchmark index. It is unmanaged and is an arithmetic, market value-weighted average of the performance of securities of small cap companies listed on the stock exchanges of 21 developed markets outside of North America with a capitalization range of $200 million - $1.5 billion.

Lipper International Small-Cap Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper International Small-Cap Funds classification. This classification consists of funds that invest at least 65% of their assets in equity securities of non-United States companies with market capitalizations less than $1 billion (U.S.) at the time of purchase.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 6 and 7.

32	Semi-Annual Report November 30, 2004

Top 10 Holdings as of November 30, 2004

4.07%	SBS Broadcasting SA (Luxembourg) - A commercial television and radio broadcasting company with station ownership in Scandinavia, the Benolux region and eastern Europe
3.94%	Interpump Group SpA (Italy) - Largest producer of professional high-pressure piston pumps in the world and one of the leading groups in the professional cleaning equipment market
3.65%	Techem AG (Germany) - Manufactures energy and water measuring and billing devices for the housing industry
3.63%	McBride Plc (United Kingdom) - Leading supplier of private label household and personal care products
3.54%	T&F Informa Group PLC (United Kingdom) - Publishes books, scientific and academic journals and provides business information through newspapers, magazines and electronic media
3.48%	Neopost (France) - Manufactures mailing and shipping equipment
3.32%	Elekta AB (Sweden) - Manufacturer of oncology and neurology products
3.26%	Elmos Semiconductor AG (Germany) - Designs and produces application specific integrated circuits, primarily for the automobile industry
3.18%	Zapf Creation AG (Germany) - Europe's leading doll manufacturer
3.07%	Hunter Douglas NV (Netherlands) - Dominates the world market for window coverings, with well-known brands such as Silhouette, Duette, and Vignette

Percent of Net Assets in Top Ten Holdings: 35.14%

Top ten holdings do not include any cash or cash equivalent investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	33

Westcore Blue Chip Fund

FUND STRATEGY: Investing in large, well-established companies whose stocks appear to be undervalued.

     We are pleased to once again report solid investment results for the Westcore Blue Chip Fund. Having gained 7.31% for the six-month period ended November 30, 2004, the Fund outpaced its benchmark and peer group, the S&P 500 Index and the Lipper Multi-Cap Core Index, which returned 5.68% and 6.65%, respectively. More important is the fact that the Fund's average annual return over the past five years, has beaten its benchmark by 3.95% per year, a clear indication of its longer-term strength.

     Effective December 1, 2004, Morningstar, Inc., a leading independent mutual fund rating service, reclassified the Fund's category from Large-Cap Value to Large-Cap Blend. While we remain committed to a consistent "value" investment process based on strong free cash flow, improving returns and significant discounts to estimated intrinsic value, historically our sector weightings have more closely approximated the core S&P 500 Index. This index, in our view, offers the portfolio broader exposure to the economy and the potential for enhanced long-term returns.

     Therefore, we are in agreement with Morningstar's decision as it provides a more accurate reflection of the Fund's performance against its peers. We would also like to point out that as of November 30, 2004, Morningstar has ranked the Westcore Blue Chip Fund in the 13th percentile of all funds in its category for the one-year period and in the 11th percentile for the five-year period. The Percent Rank in Category of Westcore Blue Chip Fund's annual return for the one-year period ended November 30, 2004 ranked in the 13th percentile out of 1,548 Large-Cap Blend funds by Morningstar, Inc. The Fund's three-, five-, and

34	Semi-Annual Report November 30, 2004

     "...valuation
concerns
convinced us to
underweight
technology
relative to the
benchmark..."

ten-year annualized returns as of November 30, 2004 ranked in the 30th percentile of 1,387, 11th percentile of 1,157, and 30th percentile of 622 Large-Cap Blend funds, respectively, by Morningstar, Inc. The percentile rank is based on a scale of 1 to 100. The lower the percentile rank, the better the Fund performed relative to its peers in the same category. Morningstar proprietary ratings reflect historical risk and are subject to change on a monthly basis.

  As for our fiscal half-year, relative outperformance was driven by holdings in the technology and energy sectors. Although valuation concerns convinced us to underweight technology relative to the benchmark, we were able to identify several solid performers within the group, producing, on average, a 16.6% return versus a 1.7% gain for the technology component of the index. Our strongest performer was Internet security provider VeriSign Inc., up 83% for the period. Meanwhile, higher energy prices resulted in compelling free cash flow and future value creation opportunities. Top picks in the sector included exploration and production company Occidental Petroleum Corp. and offshore driller Transocean Inc., up 35% and 51%, respectively.

     Conversely, the basic materials sector proved to be our biggest drag on performance. While certain areas of the sector advanced on expectations for an improving economy, pulp and newsprint supplier Bowater Inc. came under pressure when anticipated price increases did not materialize. We were also disappointed when generic drugmaker Mylan Laboratories Inc. paid a significant premium to acquire King Pharmaceuticals, Inc. Our analysis of the merger suggested several troubling fundamental issues which resulted in us selling the entire position. The subsequent merger with the Aristata Equity Fund brought in a position in Mylan Laboratories that we plan on selling before the end of December. (Continued)

1-800-392-CORE (2673) ■ www.westcore.com	35

Westcore Blue Chip Fund (continued)

     With the recent merger of the Aristata Equity Fund into the Westcore Blue Chip Fund, we wish to welcome our new shareholders and look forward to serving your investment needs for many years to come. The merger resulted in the number of companies owned by the Fund being higher than usual. Over time, we anticipate that the Fund will revert to a more focused composition, with holdings in the range of 45 to 55 names.

     As we set our sights on 2005, we project an environment that has historically favored our brand of large-cap core investing. Modest GDP growth, gradual interest rate movements and sustainable earnings growth provide a constructive backdrop for pursuing our investment objectives. We thank you for your continued support and look ahead with optimism for the coming year.

Comparison of Change in Value of $10,000 Investment in Westcore Blue Chip Fund, S&P 500 Index and Lipper Multi-Cap Core Index

S&P 500 Index is the Fund's benchmark index. It is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. It is an unmanaged index.

Lipper Multi-Cap Core Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Multi-Cap Core Funds classification. This classification consists of funds that concentrate no more than 25% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Core funds will generally have between 25% to 75% of their assets invested in a wide variety of companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 6 and 7.

36	Semi-Annual Report November 30, 2004

Top 10 Holdings as of November 30, 2004

2.97%	Teva Pharmaceutical Industries Ltd. (TEVA) - Develops, manufactures and markets generic and branded pharmaceuticals for treatment of post-menopausal bone loss in women and treatment of multiple sclerosis
2.81%	Citigroup Inc. (C) - A diversified financial services holding company that provides a broad range of financial services
2.67%	Microsoft Corp. (MSFT) - Develops, manufactures, licenses, sells and supports software products
2.66%	TJX Companies Inc. (TJX) - A retailer of off-price apparel and home fashions
2.58%	Abbott Laboratories (ABT) - Discovers, develops, manufactures and sells a broad and diversified line of healthcare products and services
2.49%	Merrill Lynch & Co. (MER) - Through its subsidiaries and affiliates provides investment, financing, advisory, insurance, banking and related products and services on a global basis
2.39%	Transocean Inc. (RIG) - An offshore drilling contractor located throughout the world's major oil and gas drilling regions
2.15%	PacifiCare Health Systems Inc. (PHS) - A managed health care services company that provides managed care products for employer groups and Medicare beneficiaries
2.08%	Freddie Mac. (FRE) - System designed to create a stable mortgage credit system and reduce the rates paid by homebuyers by supplying lenders with money to make mortgages.
1.98%	Kraft Foods Inc. (KFT) - A food and beverage company which sells its products throughout the world

Percent of Net Assets in Top Ten Holdings: 24.78%

Top ten holdings do not include any cash or cash equivalent investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	37

Westcore Mid-Cap Value Fund (formerly Westcore Mid-Cap Opportunity Fund)

FUND STRATEGY: Investing primarily in medium-sized companies whose stocks appear to be undervalued.

    Despite an uncertain market environment, which was driven by record high oil prices, rising interest rates, the war in Iraq, and election-year uncertainty, stocks ultimately produced nice returns during the first half of the fiscal year. Driven by late-period strength, mid-caps captured this upward move, bolstered by a clear election outcome, moderating oil prices and constructive company-level fundamentals.

     With this as our backdrop, we are pleased to report that the Westcore Mid-Cap Value Fund, formerly the Westcore Mid-Cap Opportunity Fund, posted a gain of 11.98% for the six-month period ended November 30, 2004. This compares to a 15.09% return for the Russell Midcap Value Index, whose adoption as the Fund's benchmark coincides with its name change on September 28, 2004. Since the benchmark change, the Westcore Mid-Cap Value Fund has posted a return of 13.01% versus the Russell Midcap Value Index return of 10.06%. That being said, our previous benchmark, the Russell Midcap Index, returned 11.09% over the six-month period, while our peer group, the Lipper Mid-Cap Value Index, returned 10.92%.

     Slightly detracting from performance over the six-month period were certain holdings in the communications and commercial services sectors. Within communications, United Online Inc., a value-priced Internet access provider, missed expectations for subscriber growth, fueling concerns over the sustainability of the dial-up market.

38	Semi-Annual Report November 30, 2004

"...mid-caps
captured this
upward move,
bolstered by a
clear election
outcome..."

Nevertheless, the company continues to generate substantial free cash and appears to be providing a solution to a growing, value-based dial-up market. Meanwhile, professional staffing company CDI Corporation proved to be our most significant detractor within the commercial services sector. A temporary hiring disruption surrounding a key client project led to weak quarterly results. Despite this near-term setback, we believe the upward cycle for professional, more technical permanent staffing from which CDI will benefit, still lies in front of us.

    Conversely, solid fundamental stock selection drove relative outperformance in a number of sectors, including top contributors energy, medical/healthcare and capital goods. Within the energy sector, our holding in Denbury Resources Inc. benefited from consistently high oil prices coupled with increased drilling success. Leading the way in the medical/healthcare sector were managed care companies Aetna Inc. and PacifiCare Health Systems Inc., where continued moderation of medical costs and new membership growth resulted in robust margin expansion, attractive free cash generation and improving returns. Terex Corp., a manufacturer of construction equipment, contributed to our performance advantage in the capital goods sector, as demand for construction-related equipment powered rising sales and expanding margins. (Continued)

1-800-392-CORE (2673) ■ www.westcore.com	39

Westcore Mid-Cap Value Fund (continued)

     We remain confident about our prospects for 2005. Modest GDP growth, gradually increasing interest rates and the market's renewed focus on underlying fundamentals provide us with this optimism. Under these conditions, we continue to believe that businesses with improving returns, which sell at a discount to the estimated value of their future free cash flow, form the basis of an appropriate and sound investment strategy. In closing, we thank you for your continued support and look forward to the second half of our fiscal year.

Comparison of Change in Value of $10,000 Investment in Westcore
Mid-Cap Value Fund*, Russell Midcap Value Index, Russell Midcap
Index and Lipper Mid-Cap Value Index

*Formerly Westcore Mid-Cap Opportunity Fund

Westcore Mid-Cap Value Fund's benchmark index was changed from the Russell Mid-Cap Index to the Russell Midcap Value Index for performance comparison purposes because the Adviser believes that the Russell Midcap Value Index more appropriately matches the investment style of the Fund.

The Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 35% of the total market capitalization of the Russell 1000 Index. Lipper Mid-Cap Value Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Mid-Cap Value Funds classification. This classification consists of funds that invest in companies to be undervalued relative to a major stock index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 6 and 7.

40	Semi-Annual Report November 30, 2004

Top 10 Holdings as of November 30, 2004

4.90%	PacifiCare Health Systems Inc. (PHS) - A managed health care services company that provides managed care products for employer groups and Medicare beneficiaries
3.76%	Aetna Inc. (AET) - Provides healthcare and related benefits serving group insurance customers
3.37%	Affiliated Managers Group Inc. (AMG) - An asset management holding company
3.12%	Starwood Hotels & Resorts Worldwide Inc. (HOT) - Owns, manages and franchises hotels throughout the world
2.79%	Computer Sciences Corp. (CSC) - Provides consulting and information technology services to industry and government around the world
2.66%	Crown Holdings Inc. (CCK) - Manufactures packaging products for household and consumer goods stores
2.61%	Foot Locker Inc. (FL) - Provides athletic footwear and apparel through its retail stores
2.54%	Archer-Daniels-Midland Company (ADM) - Procures, transports, stores, processes and merchandises agricultural commodities and products
2.27%	Bunge Ltd. (BG) - An integrated global agribusiness and food company spanning the farm-to-consumer food chain
2.25%	DPL Inc. (DPL) - A holding company whose principal subsidiary is The Dayton Power and Light Company which sells electricity in west central Ohio

Percent of Net Assets in Top Ten Holdings: 30.27%

Top ten holdings do not include any cash or cash equivalent investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	41

Westcore Small-Cap Opportunity Fund

FUND STRATEGY: Investing in small-company stocks that appear to be undervalued.

    The Westcore Small-Cap Opportunity Fund posted strong gains during the first half of the fiscal year, advancing 12.56% for the six months ended November 30, 2004, compared to a 12.18% return for its benchmark, the Russell 2000 Index, and a 12.71% return for its peer group, the Lipper Small-Cap Core Index. The Fund has outpaced its benchmark for the 1-year, 3-year, 5-year, 10-year, and since-inception periods, and its peer group for the 1-, 3- and 5-year periods.

     The past six months proved especially interesting as Iraq, election-year politics, oil prices, the weakening dollar, job fears, and pullbacks in consumer spending garnered much of the attention. From one day to the next, investor sentiment would dramatically shift from concern that the economy was too strong to fear that it was deteriorating. Also looming large was the timing and scope of Federal Reserve rate hikes, as Fed Chairman Alan Greenspan sought to curb inflationary pressures without derailing the economic recovery.

     A slowdown in consumer spending was to be expected given the impact of higher energy costs, hurricanes, lower mortgage refinancing activity, and the diminishing effects of last year's tax cuts. Fortunately, amid this retreat, part of the slack was picked up by strong corporate capital expenditures. From what we are seeing as we research individual companies, we believe this relationship will continue to provide a constructive backdrop for small-cap stocks.

42	Semi-Annual Report November 30, 2004

"...market forecasts
often tell you more
about the people
making those
forecasts than
they do about
the market."

     Turning to the portfolio, capital goods, energy and transportation were among our top sector-level contributors to performance. Within capital goods, cable manufacturer General Cable Corp. led the way as improved demand and cost-cutting efforts began to positively impact the company's results. Meanwhile, our energy holdings generated strong returns as tight supply/demand characteristics for oil and gas continued to drive commodity prices higher. At the same time, shipping firms Tsakos Energy Navigation Ltd. and Stelmar Shipping Ltd. drove our outperformance in transportation. Both benefited from rising energy prices as well as an improved regulatory environment and increased shipping rates.

   In contrast, the communications, consumer staples and commercial services sectors proved to be our most significant detractors. Dial-up Internet service provider United Online Inc. reported disappointing subscriber growth, which caused the stock to underperform. In the commercial services sector, CDI Corporation, a professional staffing company, reported weaker-than-expected results due to temporary delays in a major client project.

     As we look forward, a quote attributed to Yogi Berra comes to mind: "Predictions are always difficult, especially about the future." Watching oil prices soar brings back memories of an article published in The Economist during 1999 titled "Drowning In Oil." At the time, a number of prognosticators predicted that oil prices would remain low for an extended period because supply far exceeded demand. Today, we are reminded of the "accuracy" of that forecast every time we fill up our cars. (Continued)

1-800-392-CORE (2673) ■ www.westcore.com	43

Westcore Small-Cap Opportunity Fund (continued)

     The fact is, market forecasts often tell you more about the people making those forecasts than they do about the market. Our approach attempts to minimize the impact of these biases and predispositions by focusing on the two things we believe matter most: the cash a company generates and how effectively management deploys that cash. We continue to find plenty of undervalued companies that meet our stringent investment requirements. Thus, we remain positive in our outlook for small-cap stocks.

Comparison of Change in Value of $10,000 Investment in
Westcore Small-Cap Opportunity Fund, Russell 2000 Index
and Lipper Small-Cap Core Index

Russell 2000 Index is the Fund's benchmark index. It is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 11% of the total market capitalization of the Russell 3000 Index.

Lipper Small-Cap Core Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Small-Cap Core Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 6 and 7.

44	Semi-Annual Report November 30, 2004

Top 10 Holdings as of November 30, 2004

4.90%	General Cable Corp. (BGC) - Designs, develops, manufactures, markets and distributes copper, aluminum and fiber optic wire and cable products for communications, electrical and energy markets around the world
4.41%	Cell Therapeutics Inc. (CTIC) - A biopharmaceutical company that is working to make cancer treatment more effective
3.39%	Crown Holdings Inc. (CCK) - Manufactures packaging products for household and consumer goods
3.15%	WMS Industries Inc. (WMS) - Designs, manufactures, sells and leases gaming machines and video lottery terminals throughout the U.S. and internationally
2.97%	Ocular Sciences Inc. (OCLR) - Manufactures and markets a broad line of soft contact lenses for annual and disposable replacement regimens
2.86%	Clark Inc. (CLK) - Provides expert consulting services in designing, funding and administering compensation and benefit plans throughout the U.S.
2.71%	The Meridian Resource Corp. (TMR) - Explores, acquires and develops oil and natural gas properties using three dimensional seismic technology with operations focused in south Louisiana, Texas Gulf Coast and offshore in the Gulf of Mexico
2.60%	Tsakos Energy Navigation Ltd. (TNP) - Owns and operates a fleet of tankers suitable for transporting crude oil, refined petroleum products and other liquids
2.48%	Quicksilver Inc. (ZQK) - Designs, produces and distributes clothing and related products and develops brands that represent a casual lifestyle
2.47%	Redisys Corp. (RSYS) - Designs and manufactures computer solutions used in manufacturing automation, telecommunications, medical devices, transportation and test and measurement industries

Percent of Net Assets in Top Ten Holdings: 31.94%

Top ten holdings do not include any cash or cash equivalent investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

Sector Profile as a Percent of Net Assets for November 30, 2004

1-800-392-CORE (2673) ■ www.westcore.com	45

Westcore Flexible Income Fund

FUND STRATEGY: A more aggressive fixed-income fund focusing on higher-yielding securities.

    We are often asked about the challenges of balancing a consistent long-term investment philosophy with the sometimes-unsettling effects of near-term market trends. For us, the most important aspect of income generation has always been to maximize yield while maintaining safety of principal, regardless of market conditions. To attempt to achieve this, we invest in a diversified portfolio of high-yield debt, investment-grade corporate bonds, preferred stock, and income-generating equities, seeking a higher long-term, risk-adjusted return than either a high-quality or pure high-yield debt fund.

     During the six months that ended November 30, 2004, higher-yielding securities continued to outpace the broad fixed-income universe, much to the benefit of the Westcore Flexible Income Fund. Having appreciated 9.31% for the period, the Fund similarly outperformed its benchmark and peer group, the Lehman Brothers Corporate U.S. High Yield Ba Index and the Lipper High Current Yield Index, which returned 8.23% and 8.71%, respectively.

     As a result, the Fund has continued to see strong inflows, rising from $61 million in assets at the start of the period to over $110 million at period-end.

Accordingly, we wish to welcome all our new shareholders and look forward to serving you for many years to come. We also want to assure existing shareholders that this asset growth has not caused us to change our style, strategy or tactics, nor has it resulted in any type of dilution. Our management approach is designed to accommodate a considerably higher asset base.

     So where is the market today? Spreads (measured in basis points of yield over Treasuries) have continued to tighten in both the investment grade and high yield bond markets - in some cases too much! A good example of this is to look at two transactions that occurred on November 17th 2004. Gaylord Entertainment owns and operates a number of resort properties including the Opryland Resort and Convention Center. The company priced a new issue on the 17th to yield 6.75%. That same day General Motors Acceptance Corporation (GMAC - GM's financial

46	Semi-Annual Report November 30, 2004

"Spreads...have
continued to
tighten in both the
investment grade
and high yield
bond markets..."

arm) priced a new issue to yield 6.84%. While Gaylord is a fine company - although highly leveraged and relatively non-diversified - it intuitively doesn't make sense to us to invest in a company rated lower than General Motors Corp. and give up nine basis points in yield! Our overall exposure to General Motors Corp. is 5% of the portfolio (Ford Motor Co. is also 5% - they are our two largest credit exposures). We do not own Gaylord Entertainment.

    That being said, our bottom-up approach continues to lead us to asset-rich industries with stable long-term cash flows. Among our largest industry weightings are investment-grade automotive (Ford Motor Co. and General Motors Corp.), cable and media (Charter Communications Holdings, Rogers Cable Inc. and Cox Enterprises), senior aircraft- backed debt (Delta Air Lines and United Air Lines), hospitals (Tenet Healthcare Corp. and HCA Inc.), lodging and leisure (Mandalay Bay Group, Starwood Hotels & Resorts Worldwide and Wynn Resorts), and the REIT sector (Equity Office Properties Trust, iStar Financial Inc. and First Industrial Realty Trust Inc.).

     Although we have stated in past reports that we see little value in forecasting or tracking yield curve movements, given recent news surrounding interest rates, we felt it would be remiss if we did not touch on the subject.

     Having said for the past two years that we did not anticipate a rapid rise in interest rates or inflationary pressures, we are still of that mindset. The U.S. economy appears to still be suffering from the lingering effects of the dot-com bubble, September 11th and the corporate governance scandals. We presume it will take at least several more quarters (if not years) to work through these disturbances. Even then, we do not expect rapid, inflationary growth to take hold in the near future. We suspect that rates will gradually trade higher over the next few years with periods of high volatility on strong news in either direction. That said, the excesses of the recent past have prompted scores of corporations to clean up their balance sheets, leaving most well positioned to take advantage of increased growth opportunities. (Continued)

1-800-392-CORE (2673) ■ www.westcore.com	47

Westcore Flexible Income Fund (continued)

     In closing, we want to again remind you that each of us has significant investments in the Fund alongside yours because we firmly believe in eating our own cooking.

As always, please feel free to contact us via email at flexibleincome@westcore.com.

Comparison of Change in Value of $10,000 Investment in Westcore Flexible
Income Fund, Lehman Brothers U.S. Corporate High Yield Ba Index, Westcore
Flexible Income Fund Custom Index and Lipper High Current Yield Index

Lehman Brothers U.S. Corporate High Yield Ba Index is the Fund's benchmark index. It is an unmanaged index that measures the performance of intermediate (1 to 10 year) U.S. high yield issues. It includes fixed-rate, noninvestment grade debt issues rated Ba1 or lower by Moody's, rated BB+ or lower by S&P, rated below investment grade by Fitch Investor's Service or if unrated previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.

Note: Westcore Flexible Income Fund Custom Index is comprised of the Lehman Brothers Long-Term Government/Corporate Bond Index for the time period 6/1/88 - 9/30/00 and the Lehman Brothers U.S. Corporate High Yield Ba Index for the time period 10/1/00 - 11/30/04 to reflect the change in the Fund's investment strategy on 10/1/00. The Adviser believes that the Custom Index is the best benchmark measurement for historical performance over three years.

Lehman Brothers Long-Term Government/Corporate Bond Index is an unmanaged index that includes fixed rate debt issues rated investment grade or higher by Moody's Investors Services, Standard & Poor's Corporation or Fitch Investor's Service, in order. Long-term indices include bonds with maturities of ten years or longer.

Lipper High Current Yield Index is comprised of the 30 largest funds in the Lipper High Current Yield Funds classification. This classification consists of funds that aim at high (relative) current yield from fixed-income securities, has no quality or maturity restrictions, and tends to invest in lower grade debt issues.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 6 and 7.

48	Semi-Annual Report November 30, 2004

Top 10 Corporate Credit Exposure
as of 11/30/04*		Top 10 Sectors as of 11/30/04
4.93%	Ford Motor Co.	10.76%	Leisure
4.89%	General Motors Corp.	10.45%	Autos
2.94%	Tenet Healthcare Corp.	8.03%	Collateralized Debt Obligations
2.89%	iStar Financial Inc.	8.00%	Other Industrials
2.72%	Rogers Communications	7.99%	Airlines
2.66%	Charter Communications Holdings	5.91%	Telecom & Related
2.58%	Delta Air Lines Inc.	5.00%	Cable & Media
2.17%	MGM Mirage Inc.	4.97%	Energy (non-utilities)
2.01%	Leucadia National Corp.	4.56%	REITs - Diversified
1.81%	Starwood Hotels & Resorts	4.31%	Healthcare
	Worldwide Inc.	Percent of Net Assets in Top Ten Sectors: 69.98%
Percent of Net Assets in Top Ten Corporate Credit
Exposure: 29.60%

* Percentages represent the Fund's aggregate holdings in the same corporate issuer and its affiliates.

Top ten corporate credit exposure and sectors are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular security, issuer or sector.

1-800-392-CORE (2673) ■ www.westcore.com	49

Westcore Plus Bond Fund

FUND STRATEGY: A more moderate fixed-income fund focusing on investment quality bonds of varying maturities.

     Given an expanding economy and continued low inflation, the Federal Reserve lived up to expectations and began to raise short-term interest rates, doubling the overnight lending rate in the space of six months. Under normal conditions, these steps, albeit measured, would be viewed as unfavorable for the fixed-income markets. Fortunately, this was not the case for the Westcore Plus Bond Fund. Having gained 4.87% during the fiscal half-year ended November 30, 2004, the Fund outpaced both the 3.82% return for its benchmark, the Lehman Brothers Aggregate Bond Index, and the 3.67% return of its peer group, Lipper Intermediate Investment Grade Debt Index.

     The Fund continued to experience strong asset growth, jumping from $83 million at the start of the period to over $150 million by period-end. Accordingly, we wish to welcome all our new shareholders, including those joining us from the recent merger of the Aristata Quality Bond Fund, and look forward to serving your needs for many years to come. We also want to assure existing shareholders that the style in which we manage the Fund can easily accommodate this asset growth and more, and remains suitable for investors seeking a bottom-up, fundamental approach to income investing.

     The Fund's performance advantage during the period can be attributed to this bottom-up, fundamental discipline, which typically emphasizes the intermediate and longer end of the yield curve. Within this segment, investors had already anticipated rising short-term rates and were actually encouraged by the solid, though not overly robust, economic setting. As evidenced by more

50	Semi-Annual Report November 30, 2004

     "GDP growth
hovered at
sustainable
levels, while
inflation
appeared to
pose no threat."

stable longer rates, GDP growth hovered at sustainable levels, while inflation appeared to pose no threat. Despite these seemingly favorable conditions, corporate bonds appeared to benefit most from balance sheet improvements, as companies retained cash in the absence of capital spending.

     With longer-term yields settling into the Fed's course of action, spreads have continued to contract throughout the fixed-income market, favoring the solid long-term values we see in corporate debt. This has led us to build significant positions in asset-heavy industries with stable long-term cash flows, such as the real estate investment trust (REIT) sector. Given our focus on credit fundamentals, we would expect to see further improvements in the underlying quality of the portfolio, assuming the economy continues to strengthen and spreads tighten further.

     Although we have stated in past reports that we see little upside in forecasting or tracking yield curve movements, we have also said that we did not anticipate a rapid rise in interest rates or inflationary pressures. We are still of that mindset. We believe rapid, inflationary growth is unlikely to take hold in the near future. Meanwhile, we suspect that rates will gradually trade higher over the next few years with periods of high volatility on strong news in either direction.

     For that reason, the Fund's limited weighting in mortgage-backed securities is currently concentrated in mortgages carrying fixed interest rates of ten years or less in order to dampen exposure to changing market rates.

(Continued)

1-800-392-CORE (2673) ■ www.westcore.com	51

Westcore Plus Bond Fund (continued)

     However, the majority of the portfolio remains invested in the corporate sector As mentioned earlier, with numerous corporate balance sheets displaying renewed strength, we believe many companies are poised to take advantage of increased growth opportunities. With that in mind, we are confident that the Fund is well positioned for the year ahead!

Comparison of Change in Value of $10,000 Investment in Westcore Plus Bond
Fund, Lehman Brothers Aggregate Bond Index and Lipper Intermediate
Investment Grade Debt Index

Lehman Brothers Aggregate Bond Index is the Fund's benchmark index. It is an unmanaged index that includes investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

Lipper Intermediate Investment Grade Debt Index is comprised of the 30 largest mutual funds in the Lipper Intermediate Investment Grade Debt Funds classification. This classification consists of funds that invest at least 65% of their assets in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of five to ten years.

Note: For the time period 6/1/88 - 11/30/89, the Lipper Intermediate Investment Grade Index was not in existence. Westcore Funds selected the Lipper Corporate Debt BBB Index as the most comparable Lipper Index for this time period.

Lipper Corporate Debt BBB Index is comprised of the 30 largest mutual funds in the Lipper Corporate Debt BBB Rated (BBB) Funds classification. This classification consists of funds that invest at least 65% of their assets in corporate and government debt issues rated in the top four grades.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 6 and 7.

52	Semi-Annual Report November 30, 2004

Top 10 Corporate Credit Exposure
as of 11/30/04*		Top 10 Sectors as of 11/30/04
2.51%	General Motors Corp.	10.30%	Mortgage-Backed Securities
2.48%	Fannie Mae	9.21%	Asset-Backed Securities
1.86%	Ford Motor Co.	8.40%	U.S. Government & Agency
1.67%	iStar Financial Inc.		Obligations
1.46%	Leucadia National Corp.	8.04%	Financial Services
1.40%	Tenet Healthcare Corp.	5.86%	Collateralized Debt Obligations
1.26%	Rogers Communications	5.73%	Other Industrials
1.25%	Weingarten Realty Investors	4.94%	Airlines
1.18%	Cox Enterprises	4.66%	Utilities
1.18%	Hilton Hotels Corp.	4.27%	Leisure
Percent of Net Assets in Top Ten Corporate Credit		3.96%	Autos
Exposure: 16.25%		Percent of Net Assets in Top Ten Sectors: 65.37%

* Percentages represent the Fund's aggregate holdings in the same corporate issuer and its affiliates.

Top ten corporate credit exposure and sectors are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular security, issuer or sector.

1-800-392-CORE (2673) ■ www.westcore.com	53

Westcore Colorado Tax-Exempt Fund

FUND STRATEGY: Offering Colorado investors double tax-exempt income through investing in municipal bonds of investment quality.

     Starting in June of this year, the Federal Reserve embarked upon a series of interest rate hikes, doubling the overnight lending rate from 1.0% to 2.0%, while fueling expectations that further increases lay ahead. Despite the gradual tightening adopted by monetary policymakers, the municipal debt market rallied, as bond prices trended higher while tax-exempt yields as measured by the Municipal 20 Bond Buyer Yield Index fell to 4.53% from 5.01% for the six-month period.

     Against this backdrop, the Westcore Colorado Tax-Exempt Fund returned 2.90% for the same six-month period ended November 30, 2004. This compares to a 4.13% return for its primary benchmark, the Lehman Brothers 10-year Municipal Bond Index, and a 2.96% return for its peer group, the Lipper Intermediate Municipal Debt Index. Given our single state, high-quality focus, we attribute this underperformance to a slightly shorter weighted average maturity than the benchmark index as well as a higher weighted average quality.

     With the merger of the Aristata Colorado Quality Tax-Exempt Fund into the Westcore Colorado Tax-Exempt Fund on November 22, 2004, we are pleased to report asset growth in excess of $10 million, bringing the combined total of the merged funds to slightly more than $61 million. We wish to welcome all our new shareholders and look forward to serving your investment needs for many years to come.

     Turning to the portfolio, the Fund maintained its concentration in higher-coupon or premium bonds, emphasizing intermediate maturities and high credit quality. Overall credit quality for the period produced a portfolio weighted average of "AAA", the highest possible for individual municipal issues. At least 80% of the

54	Semi-Annual Report November 30, 2004

Fund's holdings were either guaranteed by a third-party insurer, such as MBIA, AMBAC, FGIC, FSA, or XLCA, or pre-refunded or escrowed to maturity with U.S. Treasury securities as collateral.

     Consistent with our philosophy of emphasizing intermediate-term securities, the Fund's average maturity and duration at period-end were 8.55 years and 6.59 years, respectively. Nevertheless, early calls remained an issue during the reporting period. Due to a dearth of new issuance in Colorado municipal debt, proceeds from these redemptions have yet to be reinvested, leading to a slightly higher than normal cash reserve position of 4.9%.

"Despite the
gradual tightening
adopted by
monetary
policymakers, the
municipal debt
market rallied."

     In keeping with the Fund's longer-term profile, we continued to search out 5%+ coupon, high-quality Colorado obligations that are not subject to alternative minimum tax (AMT) treatment. Recent examples include: "AAA" rated Mesa County School District #051 (Grand Junction)  General Obligation 5.00% due 12-1-2022 to yield 4.27% to the call date in 2014 and 4.52% to the  final maturity date, and Weld County School  District RE-3J (Keenesburg) General Obligation 5.00% due 12-15-2021. For Colorado residents  seeking double tax-exempt income, these bonds present after-tax equivalent yields of 7.075% and 6.976% to their 10-year call dates.

     While it remains our belief that the Federal  Reserve will raise short-term interest rates for the foreseeable future, we see a number of opportunities in 15- to 20-year municipal bonds. Three factors support our optimistic outlook. First, the yield curve retains a positive slope, rewarding investors to extend maturity. Second, inflation remains contained. Further tightening of monetary policy by the Federal Reserve reinforces a statement to thwart inflation before it becomes a threat. Finally, for investors in the highest marginal tax-bracket, tax equivalent yields approach 7% for investors willing to extend maturity. We continue to search out higher-coupon, high quality Colorado obligations that are not subject to the alternative minimum tax (AMT).

1-800-392-CORE (2673) ■ www.westcore.com	55

Westcore Colorado Tax-Exempt Fund (continued)

Comparison of Change in Value of $10,000 Investment in
Westcore Colorado Tax-Exempt Fund, Lehman Brothers 10-Year
Municipal Bond Index and Lipper Intermediate Municipal Debt Index

Lehman Brothers 10-Year Municipal Bond Index is the Fund's benchmark index. It is an unmanaged index that includes investment grade (Moody's Investor Services Aaa to Baa, Standard & Poor's Corporation AAA to BBB) tax-exempt bonds with maturities between eight and twelve years.

Lipper Intermediate Municipal Debt Index is comprised of the 30 largest mutual funds in the Lipper Intermediate Municipal Debt Funds classification. This classification consists of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years.

Note: Lipper categorizes Westcore Colorado Tax-Exempt Fund in the Lipper Other States Municipal Debt category. However, Lipper does not calculate a Lipper Index for this category. Therefore, Westcore Funds selected the Lipper Intermediate Municipal Debt Index as the most comparable Lipper Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 6 and 7.

56	Semi-Annual Report November 30, 2004

Top 10 Holdings as of November 30, 2004

2.31%	Larimer County Poudre School District R-1, 6.00%, 12/15/2017, Optional
12/15/2010 @ 100.00, FGIC
2.28%	El Paso County School District 49, 6.00%, 12/01/2009, Sinking Fund
12/01/2007 @ 100.00, FSA
2.24%	Douglas & Elbert Counties School District Re-1, 5.25%, 12/15/2017, Optional
12/15/2011 @ 100.00, MBIA
2.18%	Eagle Garfield & Routt Counties School District RE-50J, 5.25%,
12/01/2015, Optional 12/01/2009 @ 100.00, FGIC
2.18%	El Paso County School District 12, 5.00%, 09/15/2013
2.15%	Boulder & Gilpin Counties, Boulder Valley School District Re-2, 5.00%,
12/01/2011, Optional 12/01/2007 @ 100.00, FGIC
2.15%	Routt County School District Re-2, 5.00%, 12/01/2017, Optional
12/01/2007 @ 100.00, MBIA
2.15%	Mesa County Valley School District 51, 6.00%,12/01/2006, MBIA
2.11%	Montrose CO Water & Sewer, 4.75%, 10/01/2016
2.00%	Summit County School District Re-1, 6.55%, 12/01/2009, Prerefunded
12/01/2004 @ 100.00, FGIC

Percent of Net Assets in Top Ten Holdings: 21.75%

Top ten holdings do not include any cash or cash equivalent investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	57

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58	Semi-Annual Report November 30, 2004

Statement of Investments	60

Westcore MIDCO Growth Fund	60
Westcore Growth Fund	63
Westcore Select Fund	66
Westcore International Frontier Fund	68
Westcore Blue Chip Fund	71
Westcore Mid-Cap Value Fund	75
Westcore Small-Cap Opportunity Fund	78
Westcore Flexible Income Fund	81
Westcore Plus Bond Fund	94
Westcore Colorado Tax-Exempt Fund	108

Statements of Assets and Liabilities	119

Statements of Operations	123

Statements of Changes in Net Assets	127

Financial Highlights	138

Notes to Financial Statements	158

1-800-392-CORE (2673) ■ www.westcore.com	59

Westcore MIDCO Growth Fund

	Shares	Market Value		Shares	Market Value

Common Stocks 95.01%			Wendy's International Inc.	74,600	$2,660,982
Basic Materials 1.86%
Chemicals 1.43%					16,706,659
Rohm & Haas Co.**	61,400	$2,707,126

Forestry & Paper 0.43%			Media - Publishing - Cable 5.88%
Bowater Inc.	20,000	810,200	Getty Images Inc.	42,900	2,498,925
Total Basic Materials			Pixar Inc.	28,000	2,538,760
(Cost $3,203,819)		3,517,326	Sirius Satellite
			Radio Inc.	386,000	2,563,040
			XM Satellite Radio
Capital Goods 2.02%			Holdings Inc.**	95,100	3,510,141
Engineering & Construction 2.02%
Jacobs Engineering					11,110,866
Group Inc.	83,100	3,820,107
Total Capital Goods			Retail 2.00%
(Cost $3,336,793)		3,820,107	Bed Bath &
			Beyond Inc.**	94,800	3,785,174

Consumer Cyclical 21.01%			Total Consumer Cyclical
Automotive 1.14%			(Cost $27,931,751)		39,681,013
Gentex Corp.	66,800	2,158,976

Consumer Products 3.14%			Consumer Staples 4.83%
Helen of Troy Corp. Ltd.	59,200	1,665,888	Food, Beverages & Tobacco 3.56%
Mohawk Industries			Constellation Brands
Inc.**	48,500	4,253,450	Inc.**	105,800	4,729,260
			McCormick &
		5,919,338	Co. Inc.**	54,600	1,990,170

					6,719,430
Hotel - Restaurant - Leisure 8.85%
International Game
Technology	98,800	3,492,580	Household Products 1.27%
Royal Caribbean			Estee Lauder
Cruises Ltd.	84,800	4,214,560	Companies Inc.**	54,900	2,395,836
Starbucks Corp.**	50,300	2,829,878	Total Consumer Staples		9,115,266
Starwood Hotels & Resorts			(Cost $6,248,133)
Worldwide Inc.	67,100	3,508,659

			Credit Sensitive 7.13%
			Banks0.95%
			State Street Corp.	40,200	1,791,312

60	Semi-Annual Report November 30, 2004 (Unaudited)

	Shares	Market Value		Shares	Market Value

Financial Services 3.34%			Drugs & Healthcare Products 8.00%
Eaton Vance Corp.**	54,900	$2,632,455	Barr Pharmaceuticals Inc.	73,400	$2,866,270
T Rowe Price Group			Beckman Coulter Inc.	29,800	1,950,708
Inc.**	62,100	3,673,836	Cephalon Inc.**	48,600	2,309,958
			Endo Pharmaceuticals
		6,306,291	Holdings Inc.	173,400	3,551,232
			Kinetic Concepts Inc.	42,300	2,682,666
			St. Jude Medical Inc.**	46,000	1,754,440
Insurance 2.84%
Ambac Financial					15,115,274
Group Inc.**	40,450	3,289,798
HCC Insurance			Healthcare Services 8.32%
Holdings Inc.**	62,700	2,077,878	Aetna Inc.	23,600	2,796,836
			Community Health
		5,367,676	Systems Inc.	65,700	1,816,605
			Covance Inc.**	74,400	2,935,824
Total Credit Sensitive			DaVita Inc.	83,900	2,787,158
(Cost $9,594,998)		13,465,279	Manor Care Inc.**	52,300	1,801,735
			PacifiCare Health
			Systems Inc.**	73,800	3,571,920
Energy 4.04%
Energy Equipment & Services 2.51%					15,710,078
Nabors Industries Inc.**	45,400	2,360,800
Noble Corp.**	49,300	2,388,585	Total Healthcare
			(Cost $35,575,996)		40,180,635
		4,749,385

Energy Producers 1.53%			Services 7.06%
Apache Corp.	53,494	2,891,886	Business Services 6.12%
Total Energy			Certegy Inc.**	84,300	2,899,920
(Cost $2,921,920)		7,641,271	ChoicePoint Inc.**	62,700	2,749,395
			Cintas Corp.	64,750	2,895,620
			DST Systems Inc.**	61,900	3,017,625
Healthcare 21.27%
Biotechnology 4.95%					11,562,560
Abgenix Inc.**	229,900	2,333,485
Millennium			Consumer Services 0.94%
Pharmaceuticals			Strayer Education Inc.	16,600	1,784,168
Inc.**	190,500	2,404,110	Total Services
Neurocrine			(Cost $10,476,280)		13,346,728
Biosciences Inc.	34,600	1,591,600
OSI Pharmaceuticals Inc.	63,600	3,026,088

		9,355,283

1-800-392-CORE (2673) ■ www.westcore.com	61

	Shares	Market Value		Shares	Market Value

Technology 25.79%			Total Common Stocks
Computer Hardware 1.10%			(Cost $139,498,325)		$179,480,766
Tech Data Corp.**	45,500	$2,065,245

Computer Services & Software 12.11%			Mutual Funds 5.79%
Avid Technology Inc.**	52,600	3,001,882	Barclays Prime Money
Intuit Inc.	62,400	2,610,816	Market Fund	2,112,917	2,112,917
Macromedia Inc.**	115,300	3,289,509	Goldman Sachs
Macrovision Corp.	61,200	1,624,860	Financial Square Prime
Quest Software Inc.**	150,600	2,331,288	Obligations Fund -
RSA Security Inc.	135,200	2,859,480	FST Shares	8,820,374	8,820,374
Symantec Corp.	47,900	3,056,499
Tibco Software Inc.	76,300	877,450			10,933,291
VeriSign Inc.**	98,000	3,224,200
			Total Mutual Funds
		22,875,984	(Cost $10,933,291)		10,933,291

lectronics 7.43%			Total Investments
Altera Corp.**	84,900	1,925,532	(Cost $150,431,616)	100.80%	$190,414,057
ATI Technologies Inc.	161,500	3,133,100	Liabilities in Excess of
Integrated Circuit			Other Assets	(0.80%)	(1,516,235)
Systems Inc.	85,500	2,021,220
Intersil Corp.	197,800	3,184,580	Net Assets	100.00%	$188,897,822
Microchip
Technology Inc.	74,550	2,100,819	See Notes to Statements of Investments
Photronics Inc.	88,900	1,674,876

		14,040,127

Telecommunications 5.15%
Ciena Corp.	511,400	1,304,070
Harris Corp.**	47,100	3,117,549
Level 3 Communications
Inc.**	768,200	2,650,290
Scientific Atlanta Inc.**	89,800	2,659,876

		9,731,785

Total Technology
(Cost $40,208,635)		48,713,141

62	Semi-Annual Report November 30, 2004 (Unaudited)

Westcore Growth Fund

	Shares	Market Value		Shares	Market Value

Common Stocks 96.96%			Media, Publishing & Cable 11.08%
Basic Materials 6.19%			DreamWorks
Metals 2.15%			Animation SKG**	20,000	$739,200
			McGraw Hill Companies	13,145	1,153,211
			The News
Alcoa Inc.	37,800	$1,284,444	Corporation Ltd.	106,900	1,891,061
Phelps Dodge Corp.	13,700	1,330,681	Sirius Satellite Radio**	93,530	621,039
			Time Warner Inc.**	82,060	1,453,283
		2,615,125	Univision Communications
			Inc. - Class A**	39,500	1,188,950
Multi-Industry 3.17%			Viacom Inc.	73,330	2,544,551
ITT Industries Inc.	25,550	2,174,816	XM Satellite Radio
Tyco International Ltd.	49,260	1,673,362	Holdings Inc.**	104,700	3,864,477

		3,848,178			13,455,771

Transportation 0.87%			Retail 3.78%
United Parcel Service			Best Buy Inc.	23,705	1,336,488
Inc. - Class B	12,600	1,060,290	Nordstrom Inc.	48,990	2,143,313
Total Basic Materials			PETCO Animal Supplies**	30,630	1,107,581
(Cost $6,727,467)		7,523,593
					4,587,381

Capital Goods 5.44%			Total Consumer Cyclical
Aerospace & Defense 0.72%			(Cost $19,035,838)		21,659,161
General Dynamics Corp.	8,100	877,716

Electrical Equipment 3.04%			Consumer Staples 1.41%
General Electric Co.	104,400	3,691,584	Retail Food & Drug 1.41%
			Walgreen Co.	44,900	1,714,282
Machinery & Equipment 1.68%			Total Consumer Staples
Parker Hannifin Corp.	27,250	2,038,300	(Cost $1,641,663)		1,714,282

Total Capital Goods
(Cost $5,241,795)		6,607,600	Credit Sensitive 14.04%
			Banks 1.51%
			Citigroup Inc.	41,080	1,838,330
Consumer Cyclical 17.84%
Hotel - Restaurant - Leisure 2.98%
Starbucks Corp.**	43,175	2,429,026
Starwood Hotels & Resorts
Worldwide Inc.	22,700	1,186,983

		3,616,009

1-800-392-CORE (2673) ■ www.westcore.com	63

	Shares	Market Value		Shares	Market Value

Financial Services 10.19%			Biogen Idec Inc.**	33,360	$1,957,565
Ameritrade Holding			Genentech Inc.**	22,550	1,088,038
Corp.**	168,785	$2,351,175
Franklin Resources Inc.	31,870	2,091,628			5,050,939
JP Morgan Chase & Co.	44,460	1,673,919
MBNA Corp.	71,300	1,893,728	Drugs & Healthcare Products 8.21%
Morgan Stanley & Co.	29,300	1,486,975	Baxter International Inc.	42,100	1,332,465
T. Rowe Price Group Inc.	48,400	2,863,344	Hospira Inc.**	78,780	2,539,080
			Johnson & Johnson	19,100	1,152,112
		12,360,769	Medtronic Inc.	32,330	1,553,457
			Pfizer Inc.	66,000	1,832,820
Insurance 2.34%			Teva Pharmaceutical
Allstate Corp.	38,200	1,929,100	Industries Ltd. (9)	57,100	1,557,688
Principal Financial
Group Inc.	24,300	915,624			9,967,622

		2,844,724	Healthcare Services 4.52%
			Anthem Inc.**	13,310	1,348,702
Total Credit Sensitive			Caremark Rx Inc.**	56,640	2,025,446
(Cost $15,468,339)		17,043,823	United Health Group Inc.	25,520	2,114,332

					5,488,480
Energy 6.34%
Energy Equipment & Services 5.46%			Total Healthcare
Baker Hughes Inc.	21,290	943,786	(Cost $19,679,499)		20,507,040
BJ Services Co.	12,000	608,040
Noble Corp.**	18,300	886,635
Schlumberger Ltd.	17,350	1,138,681	Technology 28.81%
Smith International			Computer Hardware 1.68%
Inc.**	14,400	872,208	Dell Inc.**	50,450	2,044,234
Transocean Inc.**	54,200	2,182,634
			Computer Services & Software 11.41%
		6,631,983	Affiliated Computer
			Services**	34,900	2,065,382
Energy Producers 0.88%			eBay Inc.**	28,700	3,227,315
Exxon Mobil Corp.	20,800	1,066,000	First Data Corp.	27,800	1,142,302
Total Energy			Microsoft Corp.	117,800	3,158,218
(Cost $6,214,252)		7,697,983	SAP AG (9)	68,700	3,057,150
			Symantec Corp.**	18,900	1,206,009

Healthcare 16.89%					13,856,376
Biotechnology 4.16%
Amgen Inc.**	33,400	2,005,336

64	Semi-Annual Report November 30, 2004 (Unaudited)

	Shares	Market Value

Electronics 4.71%
Applied Materials Inc.**	98,810	$1,644,198
Intel Corp.	76,270	1,704,635
Linear Technology Corp.	17,650	673,524
Texas Instruments Inc.	70,050	1,693,809

		5,716,166

Networking 1.26%
Cisco Systems Inc.**	82,050	1,535,156

Telecommunications 9.75%
America Movil SA ADS	39,050	1,824,026
Corning Inc.**	72,560	912,805
Nokia Corp. (9)	158,155	2,557,366
QUALCOMM Inc.	81,295	3,383,498
Research In
Motion Ltd.**	35,500	3,158,435

		11,836,130

Total Technology
(Cost $31,031,093)		34,988,061

Total Common Stocks
(Cost $105,039,945)		117,741,544

Mutual Funds 2.45%
Goldman Sachs
Financial Square
Prime Obligations
Fund - FST Shares	2,980,741	2,980,741
Total Mutual Funds
(Cost $2,980,741)		2,980,741

Total Investments	99.41%	$120,722,285
(Cost $108,020,687)
Other Assets in Excess
of Liabilities	0.59%	712,403

Net Assets	100.00%	$121,434,688

See Notes to Statements of Investments

1-800-392-CORE (2673) ■ www.westcore.com	65

Westcore Select Fund

	Shares	Market Value		Shares	Market Value

Common Stocks 97.19%			Credit Sensitive 5.08%
Capital Goods 5.21%			Financial Services 5.08%
Engineering & Construction 5.21%			T Rowe Price Group	6,900	$408,204
Jacobs Engineering			Total Credit Sensitive
Group Inc.**	9,100	$418,327	(Cost $345,322)		408,204
Total Capital Goods
(Cost $372,833)		418,327
			Energy 4.51%
			Energy Producers 4.51%
Consumer Cyclical 25.28%			Apache Corp.	6,700	362,202
Consumer Products 5.02%			Total Energy
Mohawk Industries Inc.**	4,600	403,420	(Cost $201,128)		362,202

Hotel - Restaurant - Leisure 14.47%
International Game			Healthcare 23.91%
Technology	11,100	392,385	Biotechnology 3.38%
Royal Caribbean			OSI Pharmaceuticals Inc.**	5,700	271,206
Cruises Ltd.	7,700	382,690
Starwood Hotels & Resorts			Drug & Healthcare Products 5.10%
Worldwide Inc.	7,400	386,946	Endo Pharmaceuticals**	20,000	409,600

		1,162,021	Healthcare Services 15.43%
			Aetna Inc.	3,600	426,636
Media, Publishing & Cable 5.79%			Covance Inc.**	9,200	363,032
XM Satellite Radio			PacifiCare Health
Holdings Inc.**	12,600	465,066	Systems Inc.**	9,300	450,120
Total Consumer Cyclical
(Cost $1,403,232)		2,030,507			1,239,788

			Total Healthcare
Consumer Staples 5.06%			(Cost $1,531,181)		1,920,594
Food, Beverages & Tobacco 5.06%
Constellation Brands
Inc. - Class A**	9,100	406,770	Services 8.60%
Total Consumer Staples			Business Services 8.60%
(Cost $306,069)		406,770	Certegy Inc.	9,500	326,800
			ChoicePoint Inc.**	8,300	363,955

					690,755

			Total Services
			(Cost $638,687)		690,755

66	Semi-Annual Report November 30, 2004 (Unaudited)

	Shares	Market Value

Technology 19.54%
Computer Services & Software 9.56%
RSA Security Inc.**	17,300	$365,895
Symantec Corp.**	6,300	402,003

		767,898

Electronics 5.00%
ATI Technologies Inc.**	20,700	401,580

Telecommunications 4.98%
Scientific Atlanta Inc.	13,500	399,870
Total Technology
(Cost $1,189,548)		1,569,348

Total Common Stocks
(Cost $5,988,000)		7,806,707

Mutual Funds 2.77%
Goldman Sachs
Financial Square
Prime Obligations
Fund - FST Shares	222,523	222,523
Total Mutual Funds
(Cost $222,523)		222,523

Total Investments	99.96%	$8,029,230
(Cost $6,210,523)
Other Assets in Excess
of Liabilities	0.04%	3,584

Net Assets	100.00%	$8,032,814

See Notes to Statements of Investments

1-800-392-CORE (2673) ■ www.westcore.com	67

Westcore International Frontier Fund

	Shares	Market Value		Shares	Market Value

Common Stocks 96.35%			Consumer Services 15.62%
Commercial Services 6.39%			Broadcasting 4.07%
Advertising - Marketing Services 2.74%			SBS Broadcasting
Eniro AB (Sweden)	53,943	$529,987	SA (Luxembourg)**	22,881	$787,793
			Movies - Entertainment 2.36%
Miscellaneous Commercial Services 3.65%			Hit Entertainment
Techem AG (Germany)**	21,100	704,969	Plc (United Kingdom)	91,700	455,609
Total Commercial Services
(Cost $758,811)		1,234,956	Other Consumer Services 2.76%
			Trader Classified Media
			N.V. (Netherlands)	43,600	534,244
Communications 1.60%
Specialty Telecommunications 1.60%			Publishing - Books - Magazines 3.54%
Genesys S.A. (France)**	172,500	309,489	Taylor & Francis Group
			Plc (United Kingdom)	94,226	684,232
Total Communications
(Cost $525,322)		309,489	Publishing - Newspapers 2.89%
			Independent News &
Consumer Durables 6.25%			Media Plc (Ireland)	188,400	558,352
Home Furnishings 3.07%			Total Consumer Services
Hunter Douglas NV			(Cost $2,253,490)		3,020,230
(Netherlands)	11,770	592,841
Recreational Products 3.18%
Zapf Creation			Distribution Services 2.78%
AG (Germany)	29,150	614,418	Wholesale Distributors 2.78%
Total Consumer Durables			Misumi Corp. (Japan)	18,600	537,729
(Cost $1,143,303)		1,207,259	Total Distribution Services
			(Cost $515,014)		537,729
Consumer Non-Durables 3.63%
Household - Personal Care 3.63%
McBride Plc			Electronic Technology 20.29%
(United Kingdom)	245,005	702,288	Computer Peripherals 2.73%
Total Consumer Non-Durables			Lectra SA (France)	77,050	527,354
(Cost $340,104)		702,288
			Electronic Equipment - Instruments 4.94%
			GSI Lumonics Inc.
			(Canada)**	56,548	561,522
			Japan Cash Machine
			Co. Ltd. (Japan)	9,500	393,275

					954,797

68	Semi-Annual Report November 30, 2004 (Unaudited)

	Shares	Market Value		Shares	Market Value

Semiconductors 10.71%			Global Bio-Chem
Elmos Semiconductor			Technology Group
AG (Germany)	36,955	$630,118	Company Ltd. - Warrants
Melexis NV (Belgium)**	46,400	585,820	(Hong Kong)**	5,250	$304
SEZ Holding AG
(Switzerland)**	18,040	435,252			525,231
Zarlink Semiconductor
Inc. (Canada)**	152,610	420,807
			Chemicals: Major Diversified 2.27%
		2,071,997	Victrex Plc
			(United Kingdom)	66,430	439,228
Telecommunications Equipment 1.91%
VTECH Holdings Ltd.			Industrial Specialities 4.36%
(Hong Kong)	302,800	369,952	SGL Carbon AG (Germany)	32,000	419,749
Total Electronic Technology			Tamron Co. Ltd. (Japan)	14,800	424,275
(Cost $3,615,443)		3,924,100
					844,024

Health Technology 7.88%			Total Process Industries
Medical Specialties 7.88%			(Cost $1,896,821)		1,808,483
Elekta AB (Sweden)**	23,412	641,272
Fisher & Paykel
Healthcare Corp.			Producer Manufacturing 17.69%
Ltd. (New Zealand)	249,890	518,166	Auto Parts OEM 1.69%
Getinge AB (Sweden)	29,231	363,342	Ion Ltd. (Australia)	427,564	326,649

		1,522,780	Electrical Products 2.61%
			Pfeiffer Vacuum Technology
Total Health Technology			AG (Germany)	11,210	504,297
(Cost $807,174)		1,522,780
			Industrial Machinery 6.94%
Industrial Services 3.05%			Interpump Group
Oilfield Services - Equipment 3.05%			SpA (Italy)	145,700	760,982
ProSafe ASA (Norway)	22,424	590,663	Munters AB (Sweden)	20,756	580,881
Total Industrial Services
(Cost $424,251)		590,663			1,341,863

Process Industries 9.35%			Office Equipment - Supplies 3.48%
Agricultural Commodities - Milling 2.72%			Neopost (France)	9,360	673,592
Global Bio-Chem Technology
Group Company Ltd.			Trucks- Construction- Farm Machinery 2.97%
(Hong Kong)	691,800	524,927	Pinguely-Haulotte(France)	77,600	573,402
			Total Producer Manufacturing
			(Cost $2,785,299)		3,419,803

1-800-392-CORE (2673) ■ www.westcore.com	69

	Shares	Market Value

Technology Services 1.82%			Country Breakdown as of November 30, 2004
Information Technology Services 1.82%
Faith Inc. (Japan)	132	$352,752	Country	Market Value	%
Total Technology Services
(Cost $450,827)		352,752	Australia	$326,649	1.69%
			Belgium	585,820	3.03%
Total Common Stocks			Canada	982,329	5.08%
(Cost $15,515,859)		18,630,532	France	2,083,837	10.78%
			Germany	2,873,551	14.86%
			Hong Kong	895,183	4.63%
Mutual Funds 4.02%			Ireland	558,352	2.89%
Goldman Sachs			Italy	760,982	3.94%
Financial Square			Japan	1,708,031	8.83%
Prime Obligations			Luxembourg	787,793	4.07%
Fund - FST Shares	777,154	777,154	Netherlands	1,127,085	5.83%
Total Mutual Funds			New Zealand	518,166	2.68%
(Cost $777,154)		777,154	Norway	590,663	3.05%
			Sweden	2,115,482	10.94%
			Switzerland	435,252	2.25%
Total Investments	100.37%	$19,407,686	United Kingdom	2,281,357	11.80%
(Cost $16,293,013)			Cash Equivalents and
Liabilities in Excess of			Net Other Assets	706,350	3.65%
Other Assets	(0.37%)	($70,804)
				$19,336,882	100%
Net Assets	100.00%	$19,336,882

See Notes to Statements of Investments

70	Semi-Annual Report November 30, 2004 (Unaudited)

Westcore Blue Chip Fund

	Shares	Market Value		Shares	Market Value

Common Stock 97.99%			Commercial Services 3.87%
Basic Materials 3.96%			Business Products & Services 0.86%
Chemicals 0.99%			MAXIMUS Inc.**	17,000	$532,610
Du Pont (EI) De Nemours	13,500	$611,820
			IT Services 3.01%
Forestry & Paper 1.90%			Computer Sciences
Bowater Inc.	14,100	571,191	Corp.**	21,300	1,152,330
International Paper Co.	13,400	556,368	Electronic Data Systems
Wausau-Mosinee			Corp.	32,000	718,400
Paper Corp.	3,000	53,850
					1,870,730
		1,181,409
			Total Commercial Services
Non-Ferrous Metals 0.36%			(Cost $1,792,762)		2,403,340
Alcoa Inc.	6,500	220,870

Other Materials (Rubber & Plastic) 0.71%			Communications 3.66%
Vulcan Materials Co.	8,500	440,725	Telecomm Equipment & Solutions 1.64%
Total Basic Materials			Nokia Corp.	63,000	1,018,710
(Cost $2,146,962)		2,454,824
			Telecomm Service Providers 2.02%
			ALLTEL Corp.	8,700	493,203
Capital Goods 7.25%			Sprint Corp. - FON Group	31,400	716,234
Aerospace & Defense 3.08%			Verizon Communications
Boeing Co.	12,000	642,840	Inc.	1,000	41,230
General Dynamics Corp.	6,200	671,832
Raytheon Co.	14,800	597,032			1,250,667

		1,911,704
			Total Communications
Electrical Equipment 1.48%			(Cost $1,884,838)		2,269,377
General Electrical Co.	26,000	919,360

Farm Equipment 0.37%			Consumer Cyclical 14.02%
AGCO Corp.**	10,500	228,795	Apparel & Footwear Manufacturing 0.80%
			Jones Apparel Group Inc.	14,000	497,420
Industrial Products 2.32%
Parker Hannifin Corp.	10,500	785,400	Clothing & Accessories 2.66%
Robbins & Meyers Inc.	27,000	651,780	TJX Companies Inc.	70,000	1,647,800

		1,437,180	Consumer Durables 0.82%
			Leggett & Platt Inc.	17,000	507,450
Total Capital Goods
(Cost $3,275,683)		4,497,039

1-800-392-CORE (2673) ■ www.westcore.com	71

	Shares	Market Value		Shares	Market Value

General Merchandise 3.18%			Total Consumer Staples
BJ's Wholesale Club Inc.**	16,000	$475,040	(Cost $3,138,152)		$3,614,972
Dollar General Corp.	20,000	395,000
Target Corp.	21,500	1,101,230
			Energy 9.30%
		1,971,270	Exploration & Production 3.40%
			Kerr-McGee Corp.	16,500	1,026,795
Hotels & Gaming 1.16%			Occidental Petroleum
Starwood Hotels & Resorts			Corp.	18,000	1,083,780
Worldwide Inc.	13,800	721,602
					2,110,575
Other Consumer Services 0.55%
Cendant Corp.	15,100	342,317
			Integrated Oils 3.51%
Publishing & Media 3.47%			BP PLC	8,280	507,978
Dow Jones & Company Inc.	8,000	342,000	Marathon Oil Corp.	30,800	1,214,752
Time Warner Inc.**	30,000	531,300	Suncor Energy Inc.	13,000	452,010
Viacom Inc. - Class B	13,400	464,980
Walt Disney Co.	30,300	814,464			2,174,740

		2,152,744
			Oil Services 2.39%
Recreation & Leisure 0.61%			Transocean Inc.**	36,800	1,481,936
Mattel Inc.	20,000	379,000
			Total Energy
Restaurants 0.77%			(Cost $4,046,970)		5,767,251
Darden Restaurants Inc	17,600	479,776

Total Consumer Cyclical			Financials 18.72%
(Cost $ 6,558,128)		8,699,379	Insurance & Real Estate Brokers 0.64%
			Arthur J. Gallagher & Co.	12,900	395,385

Consumer Staples 5.83%			Integrated Financial Services 2.81%
Food & Agricultural Products 4.37%			Citigroup Inc.	38,966	1,743,729
Archer Daniels
Midland Co.	34,800	737,760	Money Center Banks 0.90%
Bunge Ltd.	14,100	743,352	Bank of America Corp.	12,000	555,240
Kraft Foods Inc.	35,900	1,227,780
			Property Casualty Insurance 2.92%
		2,708,892	Allstate Corp.	15,700	792,850
			American International
Grocery & Convenience 0.57%			Group Inc.	9,000	570,150
Albertson's Inc.	14,000	354,200	Radian Group Inc.	8,800	451,000

Home Products 0.89%					1,814,000
Colgate Palmolive Co.	12,000	551,880
			Regional Banks 2.46%
			US Bancorp	17,200	509,636
			Wachovia Corp.	19,600	1,014,300

					1,523,936

72	Semi-Annual Report November 30, 2004 (Unaudited)

	Shares	Market Value		Shares	Market Value

Securities & Asset Management 5.00%			Schering-Plough Corp.	30,000	$535,500
Goldman Sachs Group Inc.	8,400	$879,984	Teva Pharmaceutical
Lehman Brothers			Industries Ltd. (9)	67,600	1,844,128
Holdings Inc.	8,100	678,618
Merrill Lynch &					7,891,005
Company Inc.	27,700	1,543,167

		3,101,769	Total Medical - Healthcare
			(Cost $11,128,683)		11,654,604
Specialty Finance 3.18%
Freddie Mac	18,900	1,290,114
MBNA Corp.	25,800	685,248	Real Estate Investment Trusts (REITs) 1.72%
			Multi-Family 0.88%
		1,975,362	Archstone-Smith Trust	15,000	547,500

Thrifts 0.81%			Office - Industrial 0.84%
Washington Mutual Inc.	12,300	500,733	Duke Realty Corp.	15,000	518,250
Total Financials
(Cost $9,960,054)		11,610,154	Total REITs
			(Cost $610,990)		1,065,750

Medical - Healthcare 18.79%
Healthcare Services 3.89%			Technology 7.54%
Lincare Holdings Inc.**	13,500	520,965	Computer Software 4.03%
Medco Health			Microsoft Corp.	61,700	1,654,177
Solutions Inc.**	14,844	559,916	VeriSign Inc.**	25,700	845,530
PacifiCare Health
Systems Inc.**	27,500	1,331,000			2,499,707

		2,411,881
			PC's & Servers 1.18%
Medical Products 0.74%			Hewlett-Packard Co.	36,500	730,000
Hospira Inc.**	14,210	457,988

			Semiconductors 1.83%
Medical Technology 1.44%			Altera Corp.**	25,800	585,144
Medtronics Inc.	18,600	893,730	Intel Corp.	24,600	549,810

Pharmaceuticals 12.72%					1,134,954
Abbott Laboratories	38,100	1,598,676
Amgen Inc.**	18,600	1,116,744
Barr Pharmaceuticals			Tech Resellers - Distributors 0.50%
Inc.**	22,800	890,340	Anixter International Inc.**	8,200	309,386
Merck & Company Inc.	16,500	462,330	Total Technology
Mylan Laboratories Inc.	23,875	433,570	(Cost $4,118,236)		4,674,047
Pfizer Inc.	36,360	1,009,717

			Utilities 3.33%
			Competitive Electric 1.51%
			Duke Energy Corp.	13,400	338,752
			XCEL Energy Corp.	33,190	599,411

					938,163

1-800-392-CORE (2673) ■ www.westcore.com	73

`	Shares	Market Value

Integrated Gas 0.95%
NICOR Inc.	16,000	$590,400

Regulated Gas 0.87%
Atmos Energy Corp.	20,000	539,800
Total Utilities
(Cost $1,974,082)		2,068,363

Total Common Stocks
(Cost $50,635,540)		60,779,100

Mutual Funds 1.67%
Goldman Sachs
Financial Square
Prime Obligations
Fund- FST Shares	1,036,954	1,036,954
Total Mutual Funds
(Cost $1,036,954)		1,036,954

Total Investments	99.66%	$61,816,054
(Cost $51,672,494)
Other Assets in
Excess of Liabilities	0.34%	213,516

Net Assets	100.00%	$62,029,570

See Notes to Statements of Investments

74	Semi-Annual Report November 30, 2004 (Unaudited)

Westcore Mid-Cap Value Fund (formerly Westcore Mid-Cap Opportunity Fund)

	Shares	Market Value		Shares	Market Value

Common Stocks 95.67%			Communications 0.63%
Basic Materials 6.55%			ISPs - Internet Portals 0.63%
Forestry & Paper 1.82%			United Online Inc.**	12,600	$134,442
Abitibi-Consolidated Inc.	27,500	$185,350	Total Communications
Bowater Inc.	4,950	200,524	(Cost $139,331)		134,442

		385,874

			Consumer Cyclical 16.10%
Other Materials (Rubber & Plastic) 4.73%			Clothing & Accessories 4.65%
Crown Holdings Inc.**	43,900	561,920	Foot Locker Inc.	21,200	550,776
Pactiv Corp.**	17,600	437,360	TJX Companies Inc.	18,300	430,782

		999,280			981,558

Total Basic Materials
(Cost $1,186,015)		1,385,154	Department Stores 0.96%
			Federated Department
			Stores Inc.	3,700	202,760

Capital Goods 1.64%			Hotels & Gaming 3.12%
Industrial Products 1.64%			Starwood Hotels & Resorts
Parker Hannifin Corp.	4,650	347,820	Worldwide Inc.	12,600	658,854
Total Capital Goods
(Cost $212,486)		347,820	Motor Vehicle Parts 1.31%
			Cooper Tire & Rubber Co.	13,600	277,712

Commercial Services 7.87%			Recreation & Leisure 1.09%
Business Products & Services 1.98%			Mattel Inc.	12,200	231,190
Banta Corp.	9,400	418,300
			Restaurants 3.28%
Distributors & Wholesalers 1.82%			Brinker International
Aramark Worldwide			Inc.**	10,700	365,191
Corp. - Class B	14,700	384,552	Darden Restaurants Inc.	12,000	327,120

					692,311
Environmental - Pollution Control 1.28%
Waste Connections Inc.**	7,950	270,777
			Specialty Retail 1.69%
IT Services 2.79%			Office Depot Inc.**	21,800	357,520
Computer Sciences Corp.**	10,900	589,690	Total Consumer Cyclicals
Total Commercial Services			(Cost $3,070,172)		3,401,905
(Cost $1,453,255)		1,663,319

1-800-392-CORE (2673) ■ www.westcore.com	75

	Shares	Market Value		Shares	Market Value

Consumer Staples 4.81%			Regional Banks 3.11%
Food & Agricultural Products 4.81%			Marshall & Ilsley Corp.	5,100	$212,619
Archer Daniels			Unionbancal Corp.	7,200	445,176
Midland Co.	25,300	$536,360
Bunge Ltd.	9,100	479,752			657,795

		1,016,112	Securities & Asset Management 3.38%
			Affiliated Managers
Total Consumer Staples			Group Inc.**	11,250	713,025
(Cost $631,070)		1,016,112
			Specialty Finance 1.60%
			American Capital
Energy 6.30%			Strategies Ltd.	10,600	338,564
Exploration & Production 3.13%			Total Financials
Denbury Resources Inc.**	11,400	330,030	(Cost $3,276,334)		3,852,036
XTO Energy Inc.	9,100	330,785

		660,815	Medical - Healthcare 10.06%
			Healthcare Services 8.66%
Integrated Oils 3.17%			Aetna Inc.	6,700	794,017
Marathon Oil Corp.	11,000	433,840	PacifiCare Health
Suncor Energy Inc.	6,800	236,436	Systems Inc.**	21,400	1,035,760

		670,276			1,829,777

Total Energy
(Cost $1,003,107)		1,331,091	Pharmaceuticals 1.40%
			Barr Pharmaceuticals Inc.**	7,575	295,804
			Total Medical - Healthcare
Financials 18.23%			(Cost $1,535,573)		2,125,581
Life & Health Insurance 2.73%
Nationwide Financial
Services Inc.	5,900	221,722	Real Estate Investment Trusts (REITs) 4.77%
Protective Life Corp.	8,500	355,725	Office Properties 4.77%
			Arden Realty Inc.	6,300	226,800
		577,447	Boston Properties Inc.	5,800	349,044
			Trizec Properties Inc.	26,200	431,514

Property Casualty Insurance 7.41%					1,007,358
AMBAC Financial
Group Inc.	3,500	284,655	Total REITs
Assured Guaranty Ltd.	23,800	438,396	(Cost $882,490)		1,007,358
First American Financial
Corp.	6,800	224,060
PMI Group Inc.	5,800	238,844	Technology 6.75%
Radian Group Inc.	7,400	379,250	Computer Software 3.11%
			Activision Inc.**	14,550	228,726
		1,565,205	Macromedia Inc.**	7,200	205,416

76	Semi-Annual Report November 30, 2004 (Unaudited)

	Shares	Market Value		Shares	Market Value

VeriSign Inc.**	6,800	$223,720

		657,862	Mutual Funds 3.68%
			Goldman Sachs
			Financial Square
Peripherals 1.02%			Prime Obligations
Imation Corp.	6,700	215,807	Fund - FST Shares	776,636	$776,636
			Total Mutual Funds
			(Cost $776,636)		776,636
Semiconductors 2.62%
Altera Corp.**	14,700	333,396	Total Investments	99.35%	$20,995,681
Fairchild Semiconductor			(Cost $17,315,230)
International Inc.**	14,400	220,320	Other Assets in
			Excess of Liabilities	0.65%	138,234
		553,716
			Net Assets	100.00%	$21,133,915

Total Technology			See Notes to Statements of Investments
(Cost $1,116,518)		1,427,385

Transportation 3.64%
Trucking - Shipping - Air Freight 3.64%
Teekay Shipping Corp.	7,800	415,428
Werner Enterprises Inc.	15,700	353,250

		768,678

Total Transportation
(Cost $461,359)		768,678

Utilities 8.32%
Competitive Electric 1.02%
Public Service
Enterprises Inc.	4,900	215,551

Regulated Electric 5.31%
Centerpoint Energy Inc.	18,700	208,692
DPL Inc.	19,800	474,804
Westar Energy Inc.	19,800	438,570

		1,122,066

Regulated Gas 1.99%
Nisource Inc.	19,300	420,547
Total Utilities
(Cost $1,570,884)		1,758,164

Total Common Stocks
(Cost $16,538,594)		20,219,045

1-800-392-CORE (2673) ■ www.westcore.com	77

Westcore Small-Cap Opportunity Fund

	Shares	Market Value		Shares	Market Value

Common Stocks 96.62%			Consumer Cyclical 10.14%
Basic Materials 7.10%			Clothing & Accessories 4.06%
Other Materials (Rubber & Plastic) 7.10%			Charlotte Russe
A. Schulman Inc.	21,400	$459,030	Holding Inc.**	33,400	$389,110
Crown Holdings Inc.**	65,000	832,000	Quiksilver Inc.**	20,500	607,825
Spartech Corp.	16,200	452,790
					996,935
		1,743,820

Total Basic Materials			Hotels & Gaming 3.15%
(Cost $1,255,314)		1,743,820	WMS Industries Inc.**	26,000	773,240

			Specialty Retail 1.76%
Capital Goods 8.69%			CSK Auto Corp.**	28,200	432,588
Electric Equipment 4.90%
General Cable Corp.**	88,500	1,203,600	Vehicle Parts 1.17%
			Cooper Tire & Rubber Co.	14,000	285,880
Machinery 2.07%			Total Consumer Cyclical
Paxar Corp.**	21,900	506,985	(Cost $2,185,069)		2,488,643

Transportation Equipment & Parts 1.72%
Oshkosh Truck Corp.	6,700	420,894	Energy 5.51%
Total Capital Goods			Exploration & Production 5.51%
(Cost $1,265,906)		2,131,479	ATP Oil and Gas Corp.**	23,500	334,875
			Denbury Resources Inc.**	12,100	350,295
			Meridian Resource
			Corp.**	97,500	665,925

Commercial Services 2.77%					1,351,095
Business Products & Services 1.53%
CDI Corp.	19,500	376,740	Total Energy
			(Cost $893,639)		1,351,095

Environmental - Pollution Control 1.24%
Waste Connections Inc.**	8,900	303,134
Total Commercial Services
(Cost $750,498)		679,874
			Financials 18.95%
			Insurance - Real Estate Brokers 2.86%
			Clark Inc.**	42,200	702,630
Communications 3.48%
ISPs - Internet Portals 1.16%			Life & Health Insurance 3.21%
United Online Inc.**	26,800	285,956	Scottish Annuity & Life
			Holdings Ltd.	22,200	510,600
			UICI	8,300	277,220
Telecomm Equipment & Solutions 2.32%
Belden CDT Inc.	24,550	569,315			787,820

Total Communications
(Cost $906,828)		855,271

78	Semi-Annual Report November 30, 2004 (Unaudited)

	Shares	Market Value		Shares	Market Value

Other Banks 3.58%			Real Estate Investment Trusts (REITs) 5.43%
First Community Bancorp	13,700	$575,674	Diversified / Specialty REITs 1.65%
First Republic Bank	5,900	303,201	KKR Financial Corp.**[1,6,7]	40,000	$406,000

		878,875

			Hotels 1.81%
			Innkeepers USA Trust	33,000	444,840
Property Casualty Insurance 1.54%
PXRE Group Ltd.	15,600	376,428
			Multi-Family 1.97%
			Equity Lifestyle Properties	13,300	482,524
Securities & Asset Management 2.29%			Total REITs
Affiliated Managers			(Cost $1,131,985)		1,333,364
Group**	8,850	560,913

Speciality Finance 3.80%
Advanta Corp. - Class B	22,100	527,748	Technology 13.36%
Federal Agricultural			Computer Software 3.85%
Mortgage Corp.**	17,900	405,614	Activision Inc.**	17,400	273,528
			Macromedia Inc.**	8,600	245,358
		933,362	Netiq Corp.**	34,600	424,542

					943,428

Thrifts 1.67%
FirstFed Financial Corp.**	7,800	410,436
Total Financials
(Cost $3,733,261)		4,650,464	Electric Equipment 5.16%
			Artesyn
			Technologies Inc.**	25,600	243,712
			BEI Technologies Inc.	14,200	416,770
			Radisys Corp.**	43,000	605,870

Medical - Healthcare 14.64%					1,266,352
Medical Products & Supplies 4.14%
Cytyc Corp.**	10,700	287,188
Ocular Sciences Inc.**	15,100	729,541

		1,016,729	Semiconductors 1.35%
			Fairchild Semiconductor
			International Inc.**	21,700	332,010
Medical Technology 2.31%
CTI Molecular			Semiconductor Capital Equipment 2.13%
Imaging Inc.**	42,300	565,974	FEI Co.**	15,000	320,850
			Semitool Inc.**	22,600	202,496

					523,346

Pharmaceuticals 8.19%
Cell Therapeutics Inc.**	144,800	1,083,104
K-V Pharmaceutical Co. -			Technology Resellers - Distributors 0.87%
Class A**	31,500	592,200	Richardson Electric Ltd.	19,100	212,965
Par Pharmaceutical			Total Technology
Companies Inc.**	8,500	335,410	(Cost $3,218,454)		3,278,101

		2,010,714

Total Medical - Healthcare
(Cost $3,436,084)		3,593,417

1-800-392-CORE (2673) ■ www.westcore.com	79

	Shares	Market Value

Transportation 6.55%
Trucking - Shipping - Air Freight 6.55%
Marten
Transportation Ltd.**	19,000	$1417,050
Stelmar Shipping Ltd.	12,500	1551,875
Tsakos Energy
Navigation Ltd.	15,100	637,975

		1,606,900

Total Transportation
(Cost $965,138)		1,606,900

Total Common Stocks
(Cost $19,742,176)		23,712,428

Mutual Funds 3.54%
Goldman Sachs
Financial Square
Prime Obligations
Fund - FST Shares	869,662	869,662
Total Mutual Funds
(Cost $869,662)		869,662

Total Investments	100.16%	$24,582,090
(Cost $20,611,838)
Liabilities in Excess
of Other Assets	(0.16%)	(40,276)

Net Assets	100.00%	$24,541,814

80	Semi-Annual Report November 30, 2004 (Unaudited)

Westcore Flexible Income Fund

	Principal	Market
	Amount	Value

Common Stocks 11.08%
Financial 8.16%
Financial Services 1.18%
Allied Capital Corp.	45,000	$1,242,900
Apollo Investment Co.**	3,511	51,787

		1,294,687

Real Estate Investment Trusts (REITs) 6.98%
Diversified 1.30%
iStar Financial Inc.	20,000	878,000
KKR Financial Corp.(1)(6)(7)	55,000	558,250

		1,436,250

Healthcare 0.82%
Health Care Property Investors Inc.	14,000	375,620
Healthcare Realty Trust Inc.	13,000	529,100

		904,720

Hotels 0.14%
FelCor Lodging Trust Inc.	3,000	38,820
Host Marriott Corp.	7,100	111,186

		150,006

Mortgage 0.87%
Anthracite Capital Inc.	80,000	953,600

Office Property 2.03%
American Financial Realty Trust	20,000	297,800
Equity Office Properties Trust	50,000	1,372,500
HRPT Properties Trust	25,000	302,250
Maguire Properties Inc.	10,000	263,100

		2,235,650

Regional Malls 0.43%
The Mills Corp.	8,000	474,880

Shopping Centers 0.37%
Weingarten Realty Investors	10,000	407,500

1-800-392-CORE (2673) ■ www.westcore.com	81

		Bond Rating		Market
		Moody's/S&P	Shares	Value

Timber	0.30%
Plum Creek Timber Co. Inc.			5,000	$185,000
Rayonier Inc.			3,000	143,250

				328,250

Warehouse - Industrial 0.72%
First Industrial Realty Trust Inc.			20,000	796,000
Total Financial
(Cost $8,025,154)				8,981,543

Industrial 0.77%
Other Industrial 0.46%
B&G Foods Inc.**			17,000	252,960
Centerplate Inc.			20,000	254,000

				506,960

Telecom & Related 0.31%
Manitoba Telecom Services Inc.			1,145	45,620
MCI Inc. - Class A**			15,946	300,742

				346,362
Total Industrial
(Cost $975,973)				853,322

Utilities & Energy 2.15%
Energy - Non-Utility 2.09%
Enterprise Products Partners			20,000	489,800
Kinder Morgan Energy Partners			12,000	545,280
Kinder Morgan Inc.			1	69
Kinder Morgan Management LLC**			1,208	49,347
Northern Border Partners LP			20,000	950,400
Williams Co Inc.			16,000	266,720

				2,301,616

Utilities 0.06%
Duke Energy Corp.			2,492	62,998
Total Utilities & Energy
(Cost $2,122,268)				2,364,614

Total Common Stocks
(Cost $11,123,395)				12,199,479

82	Semi-Annual Report November 30, 2004 (Unaudited)

	Bond Rating		Market
	Moody's/S&P	Shares	Value

Nonconvertible Preferred Stocks 16.44%
Financial 12.85%
Financial Services 0.46%
First Republic Capital Trust II, Series B, 8.75% (1)(7)	NR/BB	20,000	$505,000

Insurance 0.24%
Delphi Financial Group Inc., 8.00%, 05/15/2033	Ba1/BBB	10,000	268,900

Real Estate Investment Trusts (REITs) 12.15%
Apartments 0.71%
Apartment Investment and Management Co.:
Series G, 9.375%	Ba3/B+	10,000	270,500
Series T, 8.00%	Ba3/B+	10,000	254,000
Series V, 8.00%	Ba3/B+	10,000	252,000

			776,500

Diversified 2.75%
Capital Automotive, Series B, 8.00%	NR/NR	20,000	524,000
Colonial Properties Trust:
Series C, 9.25%	Ba1/BB+	4,000	107,600
Series D, 8.125%	Ba1/BB+	6,000	158,940
iStar Financial Inc.:
Series E, 7.875%	Ba2/BB	20,000	515,626
Series F, 7.80%	Ba2/BB	20,000	508,000
Series G, 7.65%	Ba2/BB	18,000	457,200
Series I, 7.50%	Ba2/BB	10,000	251,400
Vornado Realty Trust:
Series C, 8.50%	Baa3/BBB-	4,000	103,680
Series E, 7.00%	Baa3/BBB-	15,000	405,000

			3,031,446

Healthcare 2.63%
Health Care Property Investors Inc., Series F, 7.10%	Baa3/BBB	10,000	256,300
Health Care REIT Inc.:
Series D, 7.875%	Ba2/BB+	10,000	259,700
Series F, 7.625%	Ba1/BB+	30,000	762,000
LTC Properties Inc., Series F, 8.00%	NR/NR	20,625	541,406
Nationwide Health Properties Inc., 7.677%	Ba1/BB+	950	99,008
Omega Healthcare Investors, Series D, 8.375%	B3/B	12,500	327,500
SNH Capital Trust I, 10.125%, 06/15/2041	Ba3/BB-	24,000	656,160

			2,902,074

Hotels 1.73%
Felcor Lodging, Series B, 9.00%	B3/CCC	10,000	252,900

1-800-392-CORE (2673) ■ www.westcore.com	83

	Bond Rating		Market
	Moody's/S&P	Shares	Value

Hospitality Properties, Series B, 8.875%	Ba1/BB+	15,000	$416,250
Host Marriot Corp.:
Class C, 10.00%	B3/CCC+	16,000	434,240
Class E, 8.875%	B3/CCC+	29,000	800,835

			1,904,225

Manufactured Homes 0.35%
Affordable Residential, Series A, 8.25%	NR/NR	15,000	381,000

Mortgage 0.39%
Anthracite Capital Inc., Series C, 9.375%	NR/NR	16,200	432,540

Office Property 1.52%
Brandywine Realty, Series C, 7.50%	NR/NR	8,000	203,920
Crescent Real Estate, Series A, 6.75%	B3/NR	15,000	324,375
Glimcher Realty Trust, Series G, 8.125%	Ba3/B	12,000	307,080
Highwoods Properties Inc., Series A, 8.625%	Ba3/BB+	50	53,063
Maguire Properties Inc., Series A, 7.625%	NR/NR	20,500	526,850
SL Green Realty Corp., Series C, 7.625%	NR/NR	10,000	255,500

			1,670,788

Regional Malls 0.78%
The Mills Corp., Series C, 9.00%	NR/NR	10,000	271,400
Taubman Centers Inc.:
Series A, 8.30%	B1/B+	3,400	87,720
Series G, 8.00%	B1/B+	20,000	503,126

			862,246

Shopping Centers 0.96%
Kramont Realty Trust, Series E, 8.25%	B3/NR	8,000	215,440
Realty Income Corp., Series D, 7.375%	Baa3/BBB-	20,000	534,000
Regency Centers Corp., 7.25%	Baa3/BBB-	12,000	308,400

			1,057,840

Storage 0.10%
Public Storage, Inc., Series R, 8.00%	Baa2/BBB+	4,000	107,400

Warehouse - Industrial 0.23%
First Industrial Realty Trust Inc., 6.236%	Baa3/BBB-	250	255,625
Total Financial
(Cost $13,796,647)			14,155,584

Industrial 2.03%
Airlines 0.37%
AMR Corp., 7.875%, 07/13/2039	Caa2/NR	10,000	179,000

84	Semi-Annual Report November 30, 2004 (Unaudited)

	Bond Rating		Market
	Moody's/S&P	Shares	Value

Delta Air Lines Inc., 8.125%, 07/01/2039	NR/CC	18,000	$219,060
UAL Corp. Capital Trust, Series T, 13.25% (5)**	NR/NR	1,000	1,050

			399,110

Autos 0.69%
Delphi Automotive Capital Trust I, 8.25%, 10/15/2033	Baa3/BB	10,000	261,700
General Motors Corp., 7.375%, 05/15/2048	Baa1/BBB	20,000	501,000

			762,700

Cable & Media 0.20%
Shaw Communications Inc., 8.875%, 09/28/2049	Ba3/B+	10,000	220,255

Leisure 0.29%
Hilton Hotels Corp., 8.00%, 08/15/2031	Ba1/BBB-	12,000	320,280

Other Industrial 0.48%
RC Trust I, Series C, 7.00%, 05/14/2006	Ba1/BB	10,000	529,063
Total Industrial
(Cost $2,368,387)			2,231,408

Utilities & Energy 1.56%
Energy - Non Utility 0.67%
Coastal Finance I, 8.375%, 06/30/2038	Caa3/CCC-	10,000	247,900
El Paso Tennessee Pipeline, 8.25%	Ca/CCC-	10,000	488,750

			736,650

Utilities 0.89%
Cleveland Electric Financing Trust I, 9.00%, 12/15/2031	Ba1/BB	4,000	110,400
EIX Trust I, Series A, 7.875%, 07/26/2029	Ba1/B+	2,000	50,100
NVP Capital I, Series A, 8.20%, 03/31/2037	B3/CCC+	10,000	253,000
REI Trust I, Series C, 7.20%, 03/31/2048	Ba3/BB+	12,000	304,320
TECO Capital Trust I, 8.50%, 01/31/2041	Ba3/B	10,000	261,400

			979,220
Total Utilities & Energy
(Cost $1,541,659)			1,715,870

Total Nonconvertible Preferred Stocks
(Cost $17,706,693)			18,102,862

Convertible Preferred Stocks 2.65%
Financial 0.18%
Hotels 0.18%
Felcor Lodging	B3/CCC	8,000	198,000

1-800-392-CORE (2673) ■ www.westcore.com	85

	Bond Rating	Principal	Market
	Moody's/S&P	Amount	Value

Total Financial
(Cost $194,800)			$198,000

Industrial 1.95%
Airlines 0.15%
Continental Airlines Finance Trust II, 6.00%, 11/15/2030	C/CCC	7,500	165,000

Autos 1.80%
Ford Motor Co. Capital Trust II, 6.50%, 01/15/2032	Baa2/BB	20,000	1,052,500
General Motors Corp., Series B, 5.25%, 03/06/2032	Baa1/BBB	40,000	935,000

			1,987,500
Total Industrial
(Cost $2,105,966)			2,152,500

Utilities & Energy 0.52%
Energy - Non Utility 0.52%
AES Trust III, 6.75%, 10/15/2029	Caa2/CCC+	10,000	473,750
El Paso Corp., Series A, 9.00%, 08/16/2005	Caa1/NR	3,000	93,374

			567,124
Total Utilities & Energy
(Cost $464,875)			567,124

Total Convertible Preferred Stocks
(Cost $2,765,641)			2,917,624

Convertible Bonds 0.97%
Industrial 0.97%
Cable & Media 0.97%
Charter Communication Holdings Capital Corp.,
5.875%, 11/16/2009 (1)	Ca/CCC	1,000,000	1,070,000
Total Industrial
(Cost $1,000,000)			1,070,000

Total Convertible Bonds
(Cost $1,000,000)			1,070,000

Corporate Bonds 55.65%
Financial 3.84%
Financial Services 1.27%
Emigrant Capital Trust II, 5.03%, 04/14/2034 (1)(2)	NR/NR	500,000	496,534
Finova Capital Corp., 7.50%, 11/15/2009	NR/NR	10,950	5,311
General Motors Acceptance Corp., 4.60%, 12/1/2014	Baa1/BBB	900,000	891,991

			1,393,836

86	Semi-Annual Report November 30, 2004 (Unaudited)

		Bond Rating	Principal	Market
		Moody's/S&P	Amount	Value

Insurance 1.89%
Markel Capital Trust I, Series B, 8.71%, 01/01/2046		Ba1/BB	750,000	$796,050
Provident Financing Trust, 7.405%, 03/15/2038		Ba2/B+	250,000	218,107
Zurich Reinsurance, 7.125%, 10/15/2023		Baa1/BBB	1,700,000	1,062,500

				2,076,657

Real Estate Investment Trusts (REITs) 0.68%
Diversified 0.51%
iStar Financial Inc.:
8.75%, 08/15/2008		Baa3/BBB-	40,000	45,640
7.70%, 07/15/2017		Ba1/BB+	460,000	525,453

				571,093

Hotels	0.05%
Felcor Suites LP, 7.625%, 10/01/2007		B1/B-	50,000	53,125

Shopping Centers 0.12%
Price Development Co. LP, 7.29%, 03/11/2008		Baa3/BB+	125,000	131,001
Total Financial
(Cost $4,103,064)				4,225,712

Industrial 47.68%
Airlines 7.47%
American Airlines:
Pass-Through Certificates, Series 2004-1A,
7.25%, 02/05/2009 (4)		Ba2/BBB-	500,000	478,125
Pass-Through Certificates, Series 93-A6,
8.04%, 09/16/2011 (4)		NR/B-	455,792	361,568
Pass-Through Certificates, Series 2001-01,
Class A-2, 6.817%, 05/23/2011 (4)		Ba1/BBB	750,000	699,181
Atlas Air, Inc.:
Pass-Through Certificates, Series 1999-1,
Class A-2, 6.88%, 07/02/2009 (4)		NR/NR	885,565	847,299
Pass-Through Certificates, Series 1999-1,
Class A-1, 7.20%, 01/02/2019 (4)		NR/NR	109,256	106,037
Continental Airlines, Inc.:
Pass-Through Certificates, Series 1998-3,
Class A-2, 6.32%, 11/01/2008		Baa3/A	50,000	49,439
Pass-Through Certificates, Series 2001-1,
Class C, 7.033%, 06/15/2011 (4)		B2/BB-	81,134	64,978
Pass-Through Certificates, Series 1997-1B,
7.461%, 04/01/2013 (4)		Ba3/B+	90,982	72,517
Pass-Through Certificates, Series 1999-1,
Class B, 6.795%, 08/02/2018 (4)		Ba2/BBB-	279,414	230,758

1-800-392-CORE (2673) ■ www.westcore.com	87

	Bond Rating	Principal	Market
	Moody's/S&P	Amount	Value

Pass-Through Certificates, Series 1999-2,
Class B, 7.566%, 03/15/2020 (4)	Ba2/BBB-	223,553	$175,207
Delta Air Lines, Inc.:
10.00%, 08/15/2008	NR/CC	1,214,000	801,240
Pass-Through Certificates, Series 2000-1,
Class A-1, 7.379%, 05/18/2010 (4)	Ba1/BBB-	30,466	29,497
Pass-Through Certificates, Series 2001-1,
Class A-1, 6.619%, 03/18/2011 (4)	Ba1/BBB-	31,193	30,279
Pass-Through Certificates, Series 2001-1,
Class A-2, 7.111%, 09/18/2011 (4)	Ba1/BBB-	1,750,000	1,689,371
Pass-Through Certificates, Series 2001-1,
Class B, 7.711%, 09/18/2011 (4)	B3/B-	100,000	74,182
JetBlue Airways Corp., Series 2004-1C,
5.77%, 03/15/2008 (4)	Ba1/BB+	500,000	517,578
Northwest Airlines, Corp. :
Series 1999-2B, 7.95%, 03/01/2015 (4)	Ba1/BBB-	355,756	285,332
Series 1999-1B, 7.36%, 02/01/2020 (4)	Ba3/B	370,280	249,067
United Air Lines, Inc.:
Equipment Trust, Pass-Through Certificates,
Series 92-A2, 9.35%, 04/07/2016 (5)**	NR/NR	475,000	241,359
Pass-Through Certificates,
Series 2000-2, Class A-2, 7.186%, 10/01/2012 (5)	NR/NR	1,079,734	937,075
Pass-Through Certificates, Series 95-A1,
9.02%, 04/19/2012 (5)**	NR/NR	478,512	201,202
US Airways Inc., Pass-Through Certificates,
Series 1998-1, Class A, 6.85%, 01/30/2018 (4)	Ba1/BBB-	96,886	91,534

			8,232,825

Autos 7.96%
Ford Motor Co.:
7.00%, 10/01/2013	A3/BBB-	2,000,000	2,090,084
9.215%, 09/15/2021	Baa1/BBB-	300,000	338,834
7.45%, 07/16/2031	Baa1/BBB-	2,000,000	1,951,220
General Motors Corp.:
7.125%, 07/15/2013	Baa1/BBB	1,250,000	1,265,885
8.25%, 07/15/2023	Baa1/BBB	1,750,000	1,789,176
Tenneco Automotive Inc., Series B, 10.25%, 07/15/2013	B2/B-	250,000	295,625
Visteon Corp., 7.00%, 03/10/2014	Ba1/BB+	1,100,000	1,031,250

			8,762,074

Cable & Media 3.83%
Charter Communication Holdings Capital Corp.:
8.25%, 04/01/2007	Ca/CCC-	100,000	97,000
11.125%, 01/15/2011	Ca/CCC-	600,000	519,000

88	Semi-Annual Report November 30, 2004 (Unaudited)

	Bond Rating	Principal	Market
	Moody's/S&P	Amount	Value

12.125%, 01/15/2012	Ca/CCC-	2,000,000	$1,240,000
Cox Enterprises, 7.875%, 09/15/2010 (1)	Baa3/BBB	1,000,000	1,116,615
Echostar DBS Corp., 5.885%, 10/01/2008 (2)	Ba3/BB-	250,000	260,625
Rogers Cable Inc., 5.50%, 03/15/2014	Ba2/BBB-	975,000	914,063
XM Satellite Radio Inc., 12.00%, 06/15/2010	Caa1/CCC+	56,000	66,640

			4,213,943

Computer Services 0.46%
Electronic Data Systems Corp.,
Series B, 6.00%, 08/01/2013	Ba1/BBB-	500,000	507,142

Chemicals 0.52%
Borden Inc., 7.875%, 02/15/2023	Caa1/B-	75,000	62,625
Solutia Inc., 11.25%, 07/15/2009 (5)	NR/D	250,000	246,250
Union Carbide Chemical & Plastics Co.,
7.875%, 04/01/2023	B1/BBB-	250,000	262,500

			571,375

Healthcare 4.31%
Biovail Corp. , 7.875%, 04/01/2010	B2/BB-	250,000	256,250
Columbia - HCA Inc., 7.19%, 11/15/2015	Ba1/BBB-	972,000	1,006,583
HCA Inc., 5.75%, 03/15/2014	Ba1/BBB-	250,000	239,826
Tenet Healthcare Corp., 9.875%, 07/01/2014	B3/B-	3,000,000	3,240,000

			4,742,659

Leisure 10.47%
Boyd Gaming Corp., 6.75%, 04/15/2014	B1/B+	250,000	264,375
Circus Circus, Inc., 7.625%, 07/15/2013	Ba2/BB-	1,500,000	1,648,125
Hyatt Equities LLC, 6.875%, 06/15/2007 (1)	Baa3/BBB	50,000	52,691
LCE Acquisition Corp., 9.00%, 08/01/2014	B3/CCC+	600,000	648,000
MGM Mirage Inc., 8.375%, 02/01/2011	Ba2/BB-	1,100,000	1,240,250
Mirage Resorts Inc., 7.25%, 08/01/2017	Ba1/BB+	1,100,000	1,149,500
Mohegan Tribal Gaming Authority:
8.00%, 04/01/2012	Ba3/BB-	250,000	274,375
7.125%, 08/15/2014 (1)	Ba3/BB-	500,000	531,250
Park Place Entertainment, 8.125%, 05/15/2011	B3/B-	500,000	580,000
Premier Entertainment Biloxi, 10.75%, 02/01/2012	B3/B-	250,000	271,250
Seneca Gaming Corp., 7.25%, 05/01/2012	B2/BB-	100,000	106,000
Starwood Hotels & Resorts Worldwide Inc.:
7.375%, 11/15/2015	Ba1/BB+	1,250,000	1,412,500
7.75%, 11/15/2025	Ba1/BB+	454,000	478,403
Station Casinos Inc., 6.875%, 03/01/2016	B1/B+	1,000,000	1,047,500
Sun International Hotels., 8.875%, 08/15/2011	B1/B+	750,000	826,875

1-800-392-CORE (2673) ■ www.westcore.com	89

	Bond Rating	Principal	Market
	Moody's/S&P	Amount/Shares	Value

Venetian Casino Resort, LLC, 11.00%, 06/15/2010	B2/B	450,000	$515,250
Wynn Las Vegas LLC, 6.625%, 12/1/2014(1)	B2/B+	500,000	493,750

			11,540,094

Other Industrial 7.06%
Advanced Micro Devices Inc., 7.75%, 11/1/2012 (1)(7)	B3/B-	1,500,000	1,537,500
Allegheny Ludlum Corp., 6.95%, 12/15/2025	B1/B+	405,000	400,950
Amerigas Partners LP, Series B, 8.875% 05/20/2011	B2/BB-	100,000	109,500
Cummins Engine Company Inc., 5.65%, 03/01/2098	Ba2/BB+	200,000	153,000
Freeport-McMoran Company Inc., 6.875%, 02/01/2014	B2/B	500,000	493,750
The Goodyear Tire & Rubber Co., 7.857%, 08/15/2011	B3/B	850,000	847,875
IDEX Corp., 6.875%, 02/15/2008	Baa3/BBB	75,000	80,603
International Steel Group, 6.50%, 04/15/2014 (1)	Ba3/BB	500,000	533,750
Kennametal Inc., 7.20%, 06/15/2012	Ba1/BBB	50,000	54,758
Leucadia National Corp.:
8.65%, 01/15/2027	Ba3/B	561,000	580,635
7.75%, 08/15/2013	Ba2/BB	1,500,000	1,627,500
Levi Strauss & Co., 7.00%, 11/01/2006	Ca/CCC	250,000	255,000
Solo Cup Co., 8.50%, 02/15/2014	B3/B-	250,000	261,250
Toys R Us Inc., 7.375%, 10/15/2018	Ba2/BB	200,000	189,000
U.S. Steel Corp., 9.75%, 05/15/2010	B1/BB-	175,000	202,125
Winn-Dixie Stores Inc., 8.875%, 12/16/2017	B3/B-	500,000	442,500

			7,769,696

Telecom & Related 5.60%
American Tower Corp.:
9.375%, 02/01/2009	Caa1/CCC	73,000	77,380
7.50%, 05/01/2012 (1)	Caa1/CCC	500,000	521,250
AT&T Corp., 9.05%, 11/15/2011	Ba1/BB+	500,000	572,500
Level 3 Communications, Inc., 12.875% 3/15/2010 (1)	Caa2/CC	200,000	167,000
Level 3 Financing Inc., 10.75%, 10/15/2011 (1)	Caa2/CCC-	950,000	852,625
Qwest Communications International Inc.,
5.91%, 02/15/2009 (1)(2)	B3/B-	1,000,000	1,002,500
Qwest Services Corp., 14.00%, 12/15/2014	Caa1/B	27,000	33,480
Rogers Cantel., 9.75%, 06/01/2016	Ba3/BB+	700,000	827,750
Rogers Wireless Inc.:
6.375%, 03/01/2014	Ba3/BB+	750,000	735,000
7.50%, 03/15/2015 (1)	Ba3/BB	500,000	521,250
Time Warner Telecom LLC, Inc. 9.75%, 07/15/2008	B3/CCC+	250,000	250,000
US West Communications:
7.50%, 06/15/2023	Ba3/BB-	375,000	360,000
6.875%, 09/15/2033	Ba3/BB-	276,000	243,570

			6,164,305

90	Semi-Annual Report November 30, 2004 (Unaudited)

	Bond Rating	Principal	Market
	Moody's/S&P	Amount	Value

Total Industrial
(Cost $51,233,045)			$52,504,113

Utilities & Energy 4.13%
Energy - Non Utility 1.69%
Calpine Corp.:
8.75%, 07/15/2013 (1)	NR/NR	200,000	154,500
9.625%, 09/30/2014 (1)	NR/B+	500,000	499,374
Duke Capital Corp., 4.302%, 05/18/2006	Baa3/BBB-	275,000	277,657
Dynegy Holdings Inc., 8.75%, 02/15/2012	Caa2/CCC+	150,000	157,500
Enron Corp.:
6.75%, 07/01/2005 (5)(6)(7)**	NR/NR	150,000	0
8.25%, 09/15/2012 (5)(6)(7)**	NR/NR	2,025,000	0
Northern Border Pipeline, 6.25%, 05/01/2007	A3/A-	75,000	79,123
Tennessee Gas Pipeline Co.:
7.50%, 04/01/2017	B1/B-	400,000	438,500
7.00%, 03/15/2027	B1/B-	100,000	105,707
Utilicorp United, 8.00%, 03/1/2023	B2/NR	150,000	150,750

			1,863,111

Utilities 2.44%
DPL Capital Trust II, 8.125%, 09/01/2031	B1/B	300,000	339,750
Indianapolis Power & Light:
6.30%, 07/01/2013 (1)	Baa2/BBB-	100,000	106,589
7.05%, 02/01/2024	Baa2/BBB-	250,000	253,621
Mirant Americas Generation, LLC,
8.50%, 10/01/2021 (5)**	NR/NR	200,000	198,000
Nevada Power Co.:
Series A, 8.25%, 06/01/2011	Ba2/BB	250,000	288,750
Series E, 10.875%, 10/15/2009	Ba2/NR	25,000	29,188
9.00%, 08/15/2013	Ba2/BB	250,000	291,250
Portland General Electric, 7.875%, 03/15/2010	Baa3/BBB	100,000	108,535
TECO Energy Inc., 7.20%, 05/01/2011	Ba2/BB	400,000	444,000
WPD Holdings, 7.25%, 12/15/2017 (1)	Baa2/BBB-	600,000	632,000

			2,691,683
Total Utilities & Energy
(Cost $4,280,814)			4,554,794

Total Corporate Bonds
(Cost $59,616,923)			61,284,619

1-800-392-CORE (2673) ■ www.westcore.com	91

	Bond Rating	Principal	Market
	Moody's/S&P	Amount	Value

Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities 10.00%
Asset-Backed Securities 0.56%
Ace Securities Corp., 2004-IN1,
Class B, 5.79%, 03/25/2013 (1)(2)(4)(7)	Ba2/BB+	300,000	$239,640
Vanderbilt Mortgage Finance, Series 2002-B,
Class B-1, 5.85%, 04/07/2018	Baa2/BBB	375,000	374,236

			613,876

Collateralized Debt Obligations 8.03%
AHR, Series 2004-1A, Class G, 5.24%, 02/24/2014 (1)(2)(4)(6)(7)	NR/BBB-	500,000	500,000
CREST Ltd. Exeter Street Solar, Series 2004-1A,
Class E1, 6.36%, 03/28/2017 (1)(2)(4)(6)(7)	NR/BB	498,827	498,826
CREST Ltd., Series 2003-1A,
Class PS, 8.50%, 08/28/2012 (1)(2)(4)(7)(8)	NR/BB-	200,000	103,250
CREST Ltd., Series 2003-2A:
Class E1, 7.66%, 12/28/2013 (1)(2)(4)(6)(7)	Ba3/BB	250,000	250,000
Class PS, 6.00%, 09/29/2014 (1)(4)(6)(7)(8)	NR/BB-	413,450	199,986
CREST Ltd., Series 2004-1A:
Class H2, 7.334%, 10/28/2014 (1)(4)(6)(7)	Ba3/BB	300,000	285,714
Class PS, 7.66712%, 12/28/2014 (1)(4)(6)(7)(8)	NR/BB-	1,064,633	500,000
CREST Ltd., Fairfield Street Solar, Series 2004-1A,
Class F1, 7.275%, 12/28/2014 (1)(2)(3)(4)(6)(7)	NR/NR	1,087,500	1,087,500
Denali Capital CLO III Ltd., Series 3A,
Class B2L, 9.28%, 07/21/2010 (1)(2)(4)(6)(7)	Ba2/BB	250,000	241,125
I-Preferred Term Securities I Ltd., Subordinate Income
Notes, 35.96%, 12/04/2012 (1)(4)(6)(7)(8)	NR/NR	100,000	100,000
MM Community Funding II Ltd.,
Series 2I, 21.28%, 12/15/2011 (1)(4)(6)(7)(8)	NR/NR	500,000	475,000
N-STAR Real Estate CDO Ltd., Series 2004-2A,
Class C2B, 7.588%, 12/28/2015 (1)(4)(6)(7)	NR/BBB-	500,000	468,183
Preferred CPO Ltd., 10.026%, 07/26/2030 (1)(2)(6)(7)	Baa3/NR	500,000	525,000
Preferred Term Securities VI Ltd., Subordinate Income
Notes, 24.569%, 07/03/2012 (1)(4)(6)(7)(8)	NR/NR	100,000	100,000
Preferred Term Securities X Ltd., Subordinate Income
Notes, 19.00%, 07/03/2013 (1)(4)(6)(7)(8)	NR/NR	150,000	150,000
Preferred Term Securities XI Ltd., Subordinate Income
Notes, 19.00%, 10/03/2013 (1)(4)(6)(7)(8)	NR/NR	150,000	150,000
Preferred Term Securities XII Ltd., Subordinate Income
Notes, 19.00%, 12/24/2013 (1)(4)(6)(7)(8)	NR/NR	250,000	250,000
Preferred Term Securities XIII Ltd., Subordinate Income
Notes, 18.00%, 03/24/2014 (1)(4)(6)(7)(8)	NR/NR	500,000	500,000
Preferred Term Securities XIV Ltd., Subordinate Income
Notes, 17.5%, 06/17/2034 (1)(4)(6)(7)(8)	NR/NR	500,000	500,000

92	Semi-Annual Report November 30, 2004 (Unaudited)

	Bond Rating	Principal	Market
	Moody's/S&P	Amount	Value

Regional Diversified Funding,
Series 2004-1, 16.849%, 02/15/2014 (1)(4)(6)(7)(8)	NR/NR	500,000	$475,000
TIAA Real Estate CDO Ltd., Series 2003-1A,
Class PS, 16.00%, 09/30/2013 (1)(4)(6)(7)(8)	NR/NR	250,000	250,000
Tricadia, 2003-1, Class PS, 17.575%, 12/15/2013 (1)(4)(6)(7)(8)	NR/NR	250,000	237,500
Tricadia, 2004-2a, 5.8125%, 12/13/2019, (1)(2)(4)(6)(7)	Baa1/BBB+	500,000	500,000
Tropic, Series 2004-1A, Class PS,
16.00%, 04/15/2035(1)(6)(7)(8)	NR/NR	500,000	500,000

			8,847,084

Commercial Mortgage-Backed Securities 1.41%
Global Signal Trust, 2004-1,
Class E, 5.395%, 1/15/2009 (1)(4)	NR/BBB-	450,000	448,808
Global Signal Trust, 2004-2A,
Class G, 7.113%, 12/15/2014 (1)(3)(4)(6)	Ba2/BB-	1,000,000	1,000,000
Times Square Hotel Trust, 8.528%, 08/01/2026 (1)(7)	Baa3/BB+	95,554	105,314

			1,554,122

Total Asset-Backed Securities, Collateralized Obligations
& Mortgage-Backed Securities
(Cost $10,995,202)			11,015,082

Mutual Funds 4.69%
Goldman Sachs Financial Square Prime
Obligations Fund - FST Shares		5,169,732	5,169,732
Total Mutual Funds
(Cost $5,169,732)			5,169,732

Total Investments
(Cost $108,377,586)		101.48%	$111,759,398
Liabilities in Excess of Other Assets		-1.48%	(1,629,189)

Net Assets		100.00%	$110,130,209

See Notes to Statements of Investments

1-800-392-CORE (2673) ■ www.westcore.com	93

Westcore Plus Bond Fund

	Bond Rating
	Moody's/S&P	Shares	Market Value

Nonconvertible Preferred Stocks 4.88%
Financial 4.25%
Real Estate Investment Trusts (REITs) 4.25%
Apartments 0.31%
Apartment Invetment and Management Co.,
Series T, 8.00%	Ba3/B+	9,000	$228,600
BRE Properties Inc., Series C, 6.75%	Baa3/BBB	10,000	250,000

			478,600

Diversified 1.30%
Colonial Properties Trust:
Series C, 9.25%	Ba1/BB+	10,000	269,000
Series D , 8.125%	Ba1/BB+	13,000	344,370
iStar Financial:
Series E, 7.875%	Ba3/B+	30,000	773,439
Series G, 7.65%	Ba3/B+	12,000	304,800
Series I, 7.50%	Ba3/B+	12,500	314,250

			2,005,859

Health Care 0.71%
Health Care REIT Inc., Series F, 7.625%	Ba1/BB+	30,000	762,000
Omega Healthcare Investors, Series D, 8.375%	B3/B	12,500	327,500

			1,089,500

Manufactured Homes 0.32%
Affordable Residential, Series A, 8.25%	NR/NR	19,500	495,300

Shopping Centers 1.03%
New Plan Excel Realty Trust, Series E, 7.625%	Baa3/BBB-	13,000	347,100
Realty Income Corp., Series D, 7.375%	Baa3/BBB-	20,000	534,000
Taubman Centers Inc.:
Series A, 8.30%	B1/B+	8,000	206,400
Series G, 8.00%	B1/B+	20,000	503,126

			1,590,626

Storage 0.16%
Public Storage, Inc., Series R, 8.00%	Baa2/BBB+	9,000	241,650

94	Semi-Annual Report November 30, 2004 (Unaudited)

	Bond Rating	Principal
	Moody's/S&P	Amount/Shares	Market Value

Warehouse - Industrial 0.42%
First Industrial Realty Trust Inc., 6.236%	Baa3/BBB-	625	$639,062
Total Financial
(Cost $ 6,346,615)			6,540,597

Industrial 0.63%
Autos 0.16%
General Motors Corp., 7.375%, 05/15/2048	Baa1/BBB	10,000	250,500

Other Industrial 0.47%
RC Trust I, Series C,
7.00% 05/15/2006	Ba1/BB	13,500	714,235
Total Industrial
(Cost $ 972,452)			964,735

Total Nonconvertible Preferred Stocks
(Cost $7,319,067)			7,505,332

Convertible Preferred Stocks 0.30%
Industrial 0.30%
Autos 0.30%
Ford Motor Co. Capital Trust II, 6.50%, 01/15/2032	Baa2/BB	6,000	315,750
General Motors Corp., Series B, 5.25%, 03/06/2032	Baa1/BBB	6,000	140,250

			456,000
Total Industrial
(Cost $454,740)			456,000

Total Convertible Preferred Stocks
(Cost $454,740)			456,000

Convertible Bonds 0.18%
Industrial 0.18%
Other Industrial 0.18%
Corning Inc., Zero Coupon, 3.50%, 11/08/2015 (2)	Ba2/BB+	350,000	278,250
Total Industrial
(Cost $239,501)			278,250

Total Convertible Bonds
(Cost $239,501)			278,250

1-800-392-CORE (2673) ■ www.westcore.com	95

	Bond Rating	Principal	Market
	Moody's/S&P	Amount	Value

Corporate Bonds 56.05%
Financial 21.54%
Financial Services 8.04%
BB&T Corp., 5.20%, 12/23/2015	A2/A-	450,000	$452,292
Bear Stearns Co.:
7.00%, 03/01/2007	A1/A	120,000	128,809
3.25%, 03/25/2009	A1/A	500,000	482,816
4.65%, 07/02/2018	A1/A	140,000	129,384
Charles Schwab Corp., 8.05%, 03/01/2010	A2/A-	210,000	241,480
Citigroup Inc., 5.00%, 09/15/2014 (1)	Aa2/A+	649,000	645,798
Comerica Inc., 4.8%, 05/01/2015	A3/A-	50,000	48,017
Emigrant Capital Trust II, 4.35%, 04/14/2034 (1)	NR/NR	850,000	844,108
Fifth Third Bancorp, 4.50%, 06/01/2018	Aa3/A+	75,000	69,118
First Empire Capital Trust, 8.277%, 06/01/2027	Aa3/A+	25,000	28,017
Ford Motor Credit Co., 7.00%, 10/01/2013	A3/BBB-	500,000	522,521
General Electric Capital Corp., Series A,
6.90%, 09/15/2015	Aaa/AAA	400,000	456,882
General Motors Acceptance Corp.:
3.36%, 07/16/2007 (2)	A3/BBB	950,000	941,009
4.61%, 12/01/2014 (2)	Baa1/BBB	1,000,000	991,101
Goldman Sachs Group Inc., 6.875%, 01/15/2011	Aa3/A+	120,000	134,396
M & I Capital Trust, 7.65%, 12/01/2026	A2/BBB+	650,000	698,056
M & T Bank, 3.85%, 04/01/2013	Baa1/BBB	401,000	395,845
Marshall & Ilsley Bank, 2.90%, 08/18/2009	Aa3/A+	590,909	577,657
Merrill Lynch & Company Inc.:
7.00%, 04/27/2008	Aa3/A+	330,000	364,243
6.25%, 10/01/2014 (2)	Aa3/A+	1,200,000	1,183,824
Morgan Stanley & Co.:
8.33%, 01/15/2007	Aa3/A+	230,000	252,240
4.75%, 04/01/2014	Aa3/A+	125,000	120,771
National City Corp., 6.875%, 05/15/2019	A2/A-	280,000	316,491
Pemex Finance Ltd., 7.80%. 02/15/2013, MBIA	Aaa/AAA	150,000	174,007
Toyota Motor Credit Co., 5.50%, 12/15/2008	Aaa/AAA	180,000	190,335
US Bancorp, 6.875%, 04/01/2006	Aa3/A+	60,000	62,600
Wachovia Corp., 3.50%, 08/15/2008	Aa3/A	700,000	691,657
Washington Mutual Inc., 4.00%, 01/15/2009	A3/A-	575,000	570,484
Wells Fargo & Co.:
3.50%, 04/04/2008	Aa1/AA-	325,000	322,772
5.00%, 11/15/2014	A2/A	325,000	324,425

			12,361,155

96	Semi-Annual Report November 30, 2004 (Unaudited)

	Bond Rating	Principal	Market
	Moody's/S&P	Amount	Value

Insurance 2.19%
Aetna Services, Inc., 7.125%, 08/15/2006	Aa3/A+	600,000	$633,373
Commerce Group Inc., 5.95%, 12/09/2013	Baa2/BBB	225,000	228,366
Fund American Companies, Inc., 5.875%, 05/15/2013	Baa2/BBB-	450,000	452,118
Meridian Funding Co. LLC, 1.90%, 11/24/2009 (1)(2)	Aaa/AAA	400,000	401,432
Westfield Capital Corp., 5.125%, 11/15/2014(1)	A2/A	1,500,000	1,468,295
Zurich Reinsurance, 7.125%, 10/15/2023	Baa1/BBB	300,000	187,500

			3,371,084

Real Estate Investment Trusts (REITs) 11.30%
Apartments 0.79%
BRE Properties Inc., 7.45%, 01/15/2011	Baa2/BBB	450,000	510,114
Colonial Realty LP, 7.00%, 07/13/2007	Baa3/BBB-	375,000	398,516
United Dominion Realty Trust, 3.90%, 03/15/2010	Baa2/BBB	325,000	311,938

			1,220,568

Diversified 2.59%
Commercial Net Lease Realty, 6.25%, 06/15/2014	Baa3/BBB-	425,000	438,614
iStar Financial Inc.:
8.75%, 08/15/2008	Baa3/BBB-	112,000	127,791
5.70%, 03/10/2014	Baa3/BBB-	475,000	475,970
7.70%, 07/15/2017	Ba1/BB+	500,000	571,145
Vornado Realty LP:
4.50%, 08/15/2009	Baa2/BBB	550,000	545,261
4.75%, 12/01/2010	Baa2/BBB	285,000	283,307
Washington REIT, 5.25%, 01/15/2014	Baa1/A-	1,550,000	1,546,020

			3,988,108

Healthcare 2.75%
Columbia/HCA Inc, 7.19%, 11/15/2015	Ba1/BBB-	725,000	750,795
HCA Inc., 5.75%, 03/15/2014	Ba1/BBB-	200,000	191,860
Health Care Property Investors Inc., 6.00%, 03/01/2015	Baa2/BBB+	525,000	539,510
Healthcare Realty Trust Inc.:
8.125%, 05/01/2011	Baa3/BBB-	375,000	434,966
5.125%, 04/01/2014	Baa3/BBB-	575,000	558,908
Health Care REIT Inc., 6.00%, 11/15/2013	Baa3/BBB-	275,000	278,532
Nationwide Health Properties, 6.90%, 10/01/2037	Baa3/BBB-	1,200,000	1,278,900
Senior House Properties Trust, 8.625%, 01/15/2012	Ba2/BB+	175,000	199,062

			4,232,533

1-800-392-CORE (2673) ■ www.westcore.com	97

	Bond Rating	Principal	Market
	Moody's/S&P	Amount	Value

Hotels 0.17%
Felcor Suites LP, 7.625%, 10/01/2007	B1/B-	250,000	$265,625

Office Property 2.24%
Boston Properties LP, 5.00%, 06/01/2015	Baa2/BBB	375,000	361,792
EOP Operating Partnership Ltd., 8.10%, 08/01/2010	Baa2/BBB+	786,000	919,740
Highwoods Realty LP, 7.125%, 02/01/2008	Ba1/BBB-	1,200,000	1,277,180
HRPT Properties Trust, 5.75%, 02/15/2014	Baa2/BBB	865,000	878,384

			3,437,096

Regional Malls 0.25%
The Rouse Co., 8.00%, 04/30/2009	Baa3/BBB-	350,000	383,457

Shopping Centers 2.51%
Chelsea GCA Realty Partnership, LP, 7.25%, 10/21/2007	Baa2/BBB	300,000	325,807
Chelsea Property Group, 6.875%, 06/15/2012	Baa2/BBB	50,000	55,312
Developers Diversified Realty, 7.00%, 3/19/2007	Baa3/BBB	400,000	426,580
Kimco Realty Corp., Series C, 5.98%, 07/30/2012	Baa1/A-	475,000	501,096
Price Development Co. LP, 7.29%, 03/11/2008	Baa3/BB+	600,000	628,806
Weingarten Realty Investors:
7.00%, 07/15/2011	A3/A	550,000	622,566
4.857%, 01/15/2014	A3/A	715,000	700,904
6.64%, 07/15/2026	A3/A	545,000	591,936

			3,853,007
Total Financial
(Cost $32,613,600)			33,112,633

Industrial 26.99%
Airlines 4.94%
America West Airlines Inc., Pass - Through Certificates,
Series 1999-1, Class G, 7.93%, 01/02/2019, AMBAC (4)	Aaa/AAA	148,357	160,308
American Airlines :
Series 2004-1A 7.25%, 02/05/2009	Ba2/BBB	750,000	717,187
Series 1999-1 A2, 7.024%, 10/15/2009 (4)	Baa3/BBB+	500,000	510,523
Atlas Air Inc., Series 1999-1 A-2, 6.88%, 07/02/2009 (4)	NR/NR	983,962	941,443
Continental Airlines, Inc.:
Pass-Through Certificates, Series 1998-3,
Class A-2, 6.32%, 11/01/2008	Baa3/A	250,000	247,195
Pass-Through Certificates, Series 1999-2,
Class B, 7.566%, 03/15/2020 (4)	Ba2/BBB-	245,908	192,728

98	Semi-Annual Report November 30, 2004 (Unaudited)

	Bond Rating	Principal	Market
	Moody's/S&P	Amount	Value

Delta Air Lines, Inc.:
10.00%, 08/15/2008	NR/CC	336,000	$221,760
Pass-Through Certificates, Series 2001-1,
Class A-2, 7.111%, 09/18/2011 (4)	Ba1/BBB-	1,125,000	1,086,024
FedEx Corp.:
Series A2, 7.89%, 9/23/2008	Baa1/BBB+	775,865	834,020
Series 1997-A, 7.50%, 1/15/2018 (4)	A1/A+	759,112	876,172
Northwest Airlines Corp., Series 1999-2B,
7.95%, 03/01/2015 (4)	Ba1/BBB-	533,635	427,998
United Air Lines, Inc.:
Equipment Trust, Pass-Through Certificates,
Series 92-A2, 9.35%, 04/07/2016 (5)**	NR/NR	350,000	177,844
Pass-Through Certificates, Series 91-A2,
10.02%, 03/22/2014 (5)**	NR/NR	50,000	23,907
Pass-Through Certificates, Series 95-A1,
9.02%, 04/19/2012 (5)**	NR/NR	2,791,321	1,173,681

			7,590,790

Autos 3.50%
DaimlerChrysler NA Holdings Corp., 6.50%, 11/15/2013	A3/BBB	600,000	641,722
Delphi Corp., 6.50%, 08/15/2013	Baa2/BBB-	475,000	474,162
Ford Motor Co., 7.45%, 07/16/2031	Baa1/BBB-	2,075,000	2,024,391
General Motors Corp., 8.25%, 07/15/2023	Baa1/BBB	1,500,000	1,533,579
Visteon Corp., 7.00%, 03/10/2014	Ba1/BB+	750,000	703,125

			5,376,979

Brewery 0.41%
Anheuser-Busch Companies Inc.:
4.95%, 01/15/2014	A1/A+	175,000	177,104
5.05% 10/15/2016	A1/A+	450,000	445,423

			622,527

Cable & Media 2.95%
AT&T Broadband Corp., 8.375%, 03/15/2013	Baa3/BBB	300,000	364,039
Charter Communications Holdings Capital Corp.,
11.125%, 01/15/2011	Ca/CCC-	625,000	540,625
Cox Communications Inc., 5.50%, 10/01/2015	Baa2/BBB	1,000,000	974,080
Cox Enterprises, 7.875%, 09/15/2010 (1)	Baa1/BBB	750,000	837,461
Rogers Cable Inc., 5.50%, 03/15/2014	Ba2/BBB-	1,275,000	1,195,312

1-800-392-CORE (2673) ■ www.westcore.com	99

	Bond Rating	Principal	Market
	Moody's/S&P	Amount	Value

Time Warner Inc., 9.15%, 02/01/2023	Baa1/BBB+	475,000	$621,573

			4,533,090

Chemicals 1.64%
Borden Inc., 7.875%, 02/15/2023	Caa1/B-	775,000	647,125
Dow Chemical Co., 6.125%, 02/01/2011	A3/A1	350,000	379,062
Ferro Corp., 9.125%, 01/01/2009	Baa3/BB+	325,000	366,542
PPG Industries Inc., 6.875%, 02/15/2012	A2/A	1,000,000	1,131,513

			2,524,242

Commercial Services 0.19%
Aramark Services Inc., 7.00%, 05/01/2007	Baa3/BBB-	275,000	294,101

Health Care 1.63%
Eli Lilly & Co., 6.00%, 03/15/2012	Aa3/AA	100,000	108,775
Pfizer Inc., 4.50%, 02/15/2014	Aaa/AAA	250,000	244,731
Tenet Healthcare Corp., 9.875%, 07/01/2014 (1)	B3/B-	2,000,000	2,160,000

			2,513,506

Leisure 4.27%
Caesars Entertainment, Inc.:
7.50%, 09/01/2009	Ba1/BB+	125,000	139,375
8.125%, 05/15/2011	Ba2/BB	500,000	580,000
Carnival Corp., 3.75%, 11/15/2007	A3/A-	400,000	398,550
Hilton Hotels Corp.:
7.625%, 05/15/2008	Ba1/BBB-	550,000	607,960
7.50%, 12/15/2017	Ba1/BBB	1,050,000	1,202,808
Hyatt Equities LLC, 6.875%, 06/15/2007 (1)	Baa3/BBB	150,000	158,074
Mandalay Resort Group, 7.625%, 07/15/2013	Ba3/BB-	500,000	549,375
MGM Mirage, 8.375%, 02/01/2011	Ba2/BB-	500,000	563,750
Royal Caribbean Cruises Ltd., 6.75%, 03/15/2008	Ba2/BB+	350,000	375,375
Starwood Hotels & Resorts Worldwide Inc.,
7.375%, 11/15/2015	Ba1/BB+	305,000	344,650
Station Casinos Inc., 6.875%, 03/01/2016	B1/B+	1,100,000	1,152,250
Wynn Las Vegas LLC, 6.625%, 12/01/2014 (1)	B2/B+	500,000	493,750

			6,565,917

Other Industrial 5.08%
Advanced Micro Devices Inc., 7.75%, 11/01/2012 (1)(7)	B3/B-	975,000	999,375
Albertson's Inc., 6.95%, 08/01/2009	Baa2/BBB	70,000	77,365

100	Semi-Annual Report November 30, 2004 (Unaudited)

	Bond Rating	Principal	Market
	Moody's/S&P	Amount	Value

Alcan Inc., 6.25%, 11/01/2008	Baa1/A-	290,000	$311,703
Campbell Soup Co., 5.00%, 12/03/2012	A3/A	150,000	151,824
Coca-Cola Enterprises Inc., 6.125%, 08/15/2011	A2/A	140,000	153,295
Estee Lauder Inc., 6.00%, 01/15/2012	A1/A+	210,000	228,494
Fortune Brands Inc., 6.25%, 04/01/2008	A2/A	230,000	247,976
General Dynamics Corp., 4.25%, 05/15/2013	A2/A	125,000	120,815
Hewlett-Packard Co., 7.15%, 06/15/2005	A3/A-	190,000	194,462
Kennametal Inc., 7.20%, 06/15/2012	Ba1/BBB	335,000	366,879
Kimberly Clark Corp., 5.625%, 02/15/2012	Aa2/AA-	350,000	373,607
Leucadia National Corp.:
7.75%, 08/15/2013	Ba2/BB	1,700,000	1,844,500
8.65%, 01/15/2027	Ba2/B	385,000	398,475
McDonald's Corp.:
6.00%, 04/15/2011	A2/A	190,000	206,649
5.00%, 09/30/2016	A2/A	300,000	287,837
Sara Lee Corp., 6.25%, 09/15/2011	A3/A+	120,000	132,294
Target Corp.:
7.50%, 08/15/2010	A2/A+	700,000	814,336
5.875%, 03/01/2012	A2/A+	120,000	129,768
Unilever Capital Corp., 7.125%, 11/01/2010	A1/A+	450,000	515,535
United Technologies Corp., 6.10%, 05/15/2012	A2/A	230,000	251,173

			7,806,362

Telecom & Related 2.38%
American Tower Corp., 7.50%, 05/01/2012 (1)	Caa1/CCC	500,000	521,250
BellSouth Corp., 6.00%, 10/15/2011	A2/A	120,000	129,554
New England Telephone & Telegram, 6.875%, 10/01/2023	Aa3/A+	1,000,000	1,012,493
Nortel Networks Ltd., 6.125%, 02/15/2006	B3/B-	500,000	507,500
Qwest Communications International Inc.,
5.91%, 02/15/2009 (1)(2)	B3/B	500,000	501,250
Rogers Wireless Inc., 6.375%, 03/01/2014	Ba3/BB+	750,000	735,000
SBC Communications Inc., 6.25%, 03/15/2011	A2/A	120,000	130,606
Verizon Global, 4.375%, 06/01/2013	A2/A+	125,000	120,552

			3,658,205
Total Industrial
(Cost $40,555,034)			41,485,719

1-800-392-CORE (2673) ■ www.westcore.com	101

	Bond Rating	Principal	Market
	Moody's/S&P	Amount	Value

Utilities & Energy 7.53%
Energy - Non-Utility 2.87%
Ametek Inc., 7.20%., 07/15/2008	Ba1/BBB	750,000	$816,871
Conoco Phillips 66 Capital Trust II, 8.00%, 01/15/2037	Baa2/BBB	450,000	504,846
Duke Energy Corp., 4.302%, 05/18/2006	Baa3/BBB-	375,000	378,625
Enron Corp.:
6.75%, 07/01/2005 (5)(6)(7)**	NR/NR	375,000	-
8.25%, 09/15/2012 (5)(6)(7)**	NR/NR	125,000	-
FPL Energy Caithness FDG, 7.645%, 12/31/2018 (1)(6)	Baa3/BBB-	590,772	646,954
Kinder Morgan Energy Partners, LP, 6.75%, 03/15/2011	Baa1/BBB+	500,000	555,140
Lasmo Inc., 7.50%, 06/30/2006	A1/AA	90,000	95,868
Magellan Midstream Partners, 6.45%, 06/01/2014	Ba1/BBB	425,000	457,423
Northern Border Pipeline, 6.25%, 05/01/2007	A3/A-	445,000	469,460
Northern Natural Gas Co., 5.375%, 10/31/2012 (1)	Baa2/A-	350,000	362,120
Tennessee Gas Pipeline, 7.00%, 03/15/2027	B/B-	75,000	79,280
Transcontinental Gas Pipeline, 6.25%, 01/15/2008	B1/B+	50,000	52,875

			4,419,462

Utilities 4.66%
CE Electric UK Funding Co., 6.995%, 12/30/2007 (1)	Baa3/BBB-	600,000	629,464
Centerpoint Energy Inc., 7.25%, 09/01/2010	Ba2/BBB-	225,000	250,019
Curtis Palmer Inc., 5.90%, 07/15/2014 (1)	Baa3/BBB	350,000	358,171
Duke Energy Corp., 5.30%, 10/01/2015	A3/BBB+	450,000	456,560
Indianapolis Power & Light:
6.30%, 07/01/2013 (1)	Baa2/BBB-	350,000	373,062
7.05%, 02/01/2024	Baa2/BBB-	350,000	355,070
MidAmerica Energy Holdings Co., 5.875%, 10/01/2012	Baa3/BBB-	200,000	209,464
Nevada Power Co.:
10.875%, 10/15/2009	Ba2/NR	200,000	233,500
6.50%, 4/15/2012 (1)	Ba2/BBB-	175,000	185,937
9.00%, 08/15/2013 (1)	Ba2/BB	175,000	203,875
Pacific Gas & Electric, 6.05%, 03/01/2034	Baa2/BBB	700,000	707,915
Portland General Electric, 7.875%, 03/15/2010	Baa3/BBB	200,000	217,069
Power Contract Financing LLC, 6.256%, 02/01/2010 (1)	Baa2/BBB	125,000	130,189
Power Receivables Finance LLC, 6.29%, 01/01/2012 (1)	Baa2/BBB	95,656	99,379
Tenaska Alabama II Partners LP, 6.125%, 03/30/2023 (1)	Baa3/BBB-	169,002	174,868
Tenaska Virgina Partners LP, 6.119%, 03/30/2024 (1)	Baa3/BBB-	199,804	207,737

102	Semi-Annual Report November 30, 2004 (Unaudited)

		Bond Rating	Principal	Market
		Moody's/S&P	Amount	Value

Virginia Electric & Power:
4.10%, . 12/15/2008		A3/BBB+	250,000	$249,261
8.25%, 03/01/2025		A2/A-	1,375,000	1,438,878
WPD Holdings:
6.875%, 12/15/2007 (1)		Baa2/BBB-	50,000	53,123
7.25%, 12/15/2017 (1)		Baa2/BBB-	500,000	526,667
Yorkshire Power Finance, 6.496%, 02/25/2008		Baa3/BBB-	100,000	104,620

				7,164,828
Total Utilities & Energy
(Cost $11,557,141)				11,584,290

Total Corporate Bonds
(Cost $84,725,775)				86,182,642

Asset-Backed Securities, Collateralized Obligations,
& Mortgage-Backed Securities	26.86%
Asset-Backed Securities 9.21%
ACE Securities Corp.:
Series 2003-MH1, Class A2, 3.28%, 08/15/2030 (1)		Aaa/AAA	300,000	290,618
Series 2004-IN1, Class B, 5.16%, 02/25/2014 (1)(4)(7)		Ba2/BB+	379,000	302,746
Bear Stearns Co., Series 2003-7,
Class A4, 4.993%, 10/25/2033		Aaa/AAA	402,012	398,946
Calfornia Infrastructure SCE-1, Series 1997-1,
Class A6, 6.38%, 09/25/2006 (4)		Aaa/AAA	166,671	171,888
Citibank Credit Card Issuance Trust, Series 2003-A6,
2.90%, 5/15/2008 (4)		Aaa/AAA	300,000	291,763
COMED Transitional Funding Trust, Series 1998-1,
Class A6, 5.63%, 06/25/2007 (4)		Aaa/AAA	150,000	155,484
Countrywide Home Loans, Series 2004-2,
Class 3A1, 5.48%, 02/25/2034 (4)		Aaa/AAA	658,038	666,102
Detroit Edison Securitization, Series 2001-01,
Class A4, 6.19%, 03/01/2011 (4)		Aaa/AAA	400,000	437,528
Harley Davidson Motorcycle Trust, Series 2003-3,
Class A2, 2.76%, 12/15/2007 (4)		Aaa/AAA	475,000	471,313
Honda Auto Receivables Owner Trust, Series 2003-3,
Class A4, 2.77%, 12/21/2007 (4)		Aaa/AAA	400,000	396,364
Nissan Auto Receivables Owner Trust, Series 2003-3,
Class A4,2.70%, 12/15/2006 (4)		Aaa/AAA	250,000	248,278

1-800-392-CORE (2673) ■ www.westcore.com	103

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

Provident Funding Mortgage Loan Trust, Series 2004-1,
Class 1A1,4.087%, 03/25/2034 (4)	Aaa/AAA	448,995	$444,326
Union Acceptance Corp., Series 2002-A,
Class A4, 4.59%, 03/08/2006 (4)	Aaa/AAA	357,530	360,817
Vanderbilt Mortgage Finance:
Series 1996-A, Class A5, 7.425%, 05/07/2026	Aaa/AAA	121,749	127,182
Series 2002-B, Class B-1, 5.85%, 04/07/2018	Baa2/BBB	400,000	399,185
Volkswagen Auto Lease Trust, Series 2002-A,
Class A4, 2.75%, 01/20/2006 (4)	Aaa/AAA	425,000	425,372
Wells Fargo Mortgage-Backed Securities Trust:
Series 2003-M, Class A1, 4.788%, 12/25/2033	Aaa/AAA	374,745	370,412
Series 2004-E, Class A1, 4.911%, 11/25/2011	Aaa/AAA	488,349	477,703
Series 2004-O, Class A1, 4.954%, 08/25/2034	Aaa/AAA	7,214,405	7,203,858
West Penn Funding LLC, Series 1999,
Class A4, 6.98%, 12/26/2008	Aaa/AAA	105,000	114,321
WFS Financial Owner Trust, Series 2002-1,
Class A4A, 4.87%, 12/20/2006 (4)	Aaa/AAA	400,000	405,146

			14,159,352

Collateralized Debt Obligations 5.86%
AHR, Series 2004-1A, Class G, 5.24%, 02/24/2014 (1)(2)(4)(6)(7)	NR/BBB-	500,000	500,000
CREST Ltd., Series 2003-1A:
Class A1, 2.99%, 05/28/2010(1)(2)(4)(6)	Aaa/AAA	300,000	303,399
Class D2, 7.332%, 08/29/2012 (1)(4)(6)	Baa2/BBB	150,000	154,770
Class PS, 8.50%, 08/28/2012 (1)(4)(7)(8)	Ba3/BB-	800,000	413,000
CREST Ltd., Series 2003-2A:
Class A1, 2.89%, 12/28/2012 (1)(2)(4)(6)	Aaa/AAA	298,733	298,733
Class PS, 6.00%, 09/29/2014 (1)(4)(6)(7)(8)	Ba3/BB	620,174	299,978
CREST Ltd., Series 2004-1A:
Class H2, 7.334%, 10/28/2014 (1)(4)(6)(7)	Ba3/BB	750,000	714,286
Fairfield Street Solar, Class F1, 5.00%,
12/28/2014 (1)(2)(3)(4)(6)(7)	NR/BB-	1,000,000	1,000,000
Diversified REIT Trust, Series 1999-1A,
Class D, 6.78%, 03/18/2011	Baa3/BBB-	300,000	324,324
I-Preferred Term Securities I Ltd., Subordinate Income
Notes, 35.96%, 12/04/2012 (1)(4)(6)(7)(8)	NR/NR	150,000	150,000
NSTAR Real Estate CDO Ltd., Series 2004-2A,
Class C2B, 6.591%, 06/28/2039 (1)(4)(7)	NR/BBB-	600,000	561,819

104	Semi-Annual Report November 30, 2004 (Unaudited)

	Bond Rating	Principal	Market
	Moody's/S&P	Amount	Value

Preferred CPO Ltd., 10.026%, 07/26/2030 (1)(6)(7)	Baa3/NR	500,000	$525,000
Preferred Term Securities VI Ltd., Subordinate Income
Notes, 24.569%, 07/03/2012 (1)(4)(6)(7)(8)	NR/NR	250,000	250,000
Preferred Term Securities X Ltd., Subordinate Income
Notes, 19.00%, 07/03/2013 (1)(4)(6)(7)(8)	NR/NR	350,000	350,000
Preferred Term Securities XI Ltd.,Subordinate Income
Notes, 19.00%, 10/03/2013 (1)(4)(6)(7)(8)	NR/NR	350,000	350,000
Preferred Term Securities XII Ltd.,Subordinate Income
Notes, 19.00%, 12/24/2013 (1)(4)(6)(7)(8)	NR/NR	250,000	250,000
Preferred Term Securities XIII Ltd., Subordinate Income
Notes, 18.00%, 03/24/2014 (1)(4)(6)(7)(8)	NR/NR	500,000	500,000
Preferred Term Securities XIV Ltd., Subordinate Income
Notes, 17.50%, 06/17/2034 (1)(4)(6)(7)(8)	NR/NR	500,000	500,000
Regional Diversified Funding, Series 2004-1,
16.849%, 02/15/2014 (1)(4)(6)(7)(8)	NR/NR	500,000	475,000
TIAA Real Estate CDO Ltd., Series 2003-1A:
Class C1, 3.61%, 09/30/2013 (1)(2)(4)	A3/A-	100,000	100,052
Class PS, 16.00%, 09/30/2013 (1)(4)(6)(7)(8)	NR/NR	250,000	250,000
Tricadia, Series 2003-1, Class PS,
17.575%, 12/15/2013 (1)(4)(6)(7)(8)	NR/NR	250,000	237,500
Tricadia, Series 2004-2A, 5.8125%, 12/13/2019(1)(2)(4)(6)(7)	Baa1/BBB+	500,000	500,000

			9,007,861

Commercial Mortgage-Backed Securities 1.49%
Global Signal Trust:
Series 2004-I, Class E, 5.395%, 01/15/2009(1)(4)	Baa3/BBB-	625,000	623,344
Series 2004-2A, Series G, 7.113%, 12/15/2014 (1)(3)(4)(6)	Baa2/BB-	1,225,000	1,225,000
Times Square Hotel Trust, 8.528%, 08/01/2026 (1)(7)	Baa3/BB+	406,106	447,586

			2,295,930

Mortgage-Backed Securities 10.30%
FHARM:
Pool #781804, 5.138%, 07/01/2034		4,931,241	4,983,243
Pool #781811, 5.152%, 07/01/2034		2,461,846	2,488,754
Pool #781958, 5.127%, 09/01/2034		6,000,000	6,061,094
FHLMC:
Gold Pool #G00336, 6.00%, 10/01/2024		385,899	400,032

1-800-392-CORE (2673) ■ www.westcore.com	105

	Bond Rating	Principal	Market
	Moody's/S&P	Amount	Value

FNMA:
Pool #303845, 7.00%, 12/28/2013		90,965	$96,587
Pool #703703, 5.105%, 01/01/2033		248,266	253,714
Pool #555717, 4.351%, 08/01/2033		485,451	493,470
Pool #779610, 5.098%, 06/01/2034		645,711	652,986
GNMA, Pool #780019, 9.50%, 5/28/2038		120,724	132,513
Washington Mutual, Series 2003-AR3,
Class B1, 4.766%, 04/25/2033	Aa2/AA	271,020	273,368

			15,835,761
Total Asset-Backed Securities, Collateralized Obligations
& Mortgage-Backed Securities
(Cost $41,299,580)			41,298,904

U.S. Government & Agency Obligations 8.40%
FHLB:
7.155%, 01/12/2010		120,000	120,610
5.125%, 11/18/2013		75,000	76,024
8.00%, 02/09/2015		100,000	101,002
5.74%, 01/24/2018		125,000	125,049
5.35%, 05/09/2018		125,000	122,829
5.50%, 08/08/2018		150,000	148,288
5.75%, 03/04/2019		300,000	298,582
FNMA:
4.34%, 02/17/2009 (2)		3,175,000	3,210,052
8.20%, 03/10/2016		55,000	70,094
6.78%, 12/28/2016		70,000	74,160
6.50%, 04/24/2017		70,000	71,311
5.75%, 11/07/2017		200,000	195,931
5.00%, 06/04/2018		200,000	192,487
U.S. Treasury Bonds, 10.00%, 05/15/2010		390,000	403,269
U.S. Treasury Notes:
5.625%, 02/15/2006		3,000,000	3,103,008
7.00%, 07/15/2006		650,000	692,073
3.375%, 11/15/2008		3,000,000	2,986,641
5.00%, 08/15/2011		690,000	729,945
3.625%, 05/15/2013		200,000	191,820

			12,913,175

106	Semi-Annual Report November 30, 2004 (Unaudited)

	Principal	Market
	Amount	Value

Total U.S. Government & Agency Obligations
(Cost $12,810,731)		$12,913,175

Mutual Funds 1.94%
Goldman Sachs Financial Square Prime
Obligations Fund - FST Shares	2,981,109	2,981,109
Total Mutual Funds
(Cost $2,981,109)		2,981,109

Total Investments (Cost $149,830,503)	98.61%	151,615,412
Other Assets in Excess of Liabilities	1.39%	2,142,712

Net Assets	100.00%	$153,758,124

See Notes to Statements of Investments

1-800-392-CORE (2673) ■ www.westcore.com	107

Westcore Colorado Tax-Exempt Fund

	Bond Rating	Principal	Market
	Moody's/S&P	Amount	Value

Certificates of Participation 4.23%
Colorado Springs School District 11, Facility Corp.,
Certificates of Participation, Lease Purchase Agreement:
5.00%, 12/01/2013, Optional 12/01/2008
@ 100.00, MBIA	Aaa/AAA	265,000	$289,086
5.00%, 12/01/2017, Optional 12/01/2008
@ 100.00, MBIA	Aaa/AAA	220,000	239,996
Eagle County, Certificate of Participation,
5.20%, 12/01/2012, Optional 12/01/2010
@ 100.00, MBIA	Aaa/AAA	140,000	154,122
Fremont County, Certificate of Participation,
Lease Purchase Agreement, 5.125%, 12/15/2012,
Prerefunded 12/15/2007 @ 101.00, MBIA	Aaa/AAA	500,000	545,045
Larimer County, Certificate of Participation,
Courthouse & Jail Facilities Lease Purchase Agreement,
4.75%, 12/15/2009, Optional anytime @ 100.00, FSA	Aaa/AAA	500,000	534,375
Larimer County Courthouse & Office Facilities Certificate,
3.80% 12/15/2011, FSA	Aaa/AAA	150,000	154,197
University of Colorado Certificates of Participation,
5.00%, 06/01/2023, Optional 06/01/2013
@ 100.00, AMBAC	Aaa/AAA	150,000	155,782
Weld County, Certificate of Participation,
Correctional Facilities Lease Purchase Agreement
5.35%, 08/01/2010, Optional anytime @ 100.00, MBIA	Aaa/AAA	510,000	550,989
Total Certificates of Participation
(Cost $2,480,044)			2,623,592

General Obligation Bonds 56.40%
County-City-Special District-School District 56.40%
Adams County School District 12, 5.25%, 12/15/2009,
Prerefunded 12/15/2007 @ 101.00, FGIC	Aaa/AAA	500,000	546,865
Adams County School District 50, 5.25%, 12/01/2010,
Prerefunded 12/01/2006 @ 100.00	NR/AA-	500,000	529,600
Adams County School District 12, Series A:
5.00%, 12/15/2016, Optional 12/15/2013
@ 100.00, FSA	Aaa/AAA	500,000	539,950
5.00%, 12/15/2020, Optional 12/15/2011
@ 100.00, MBIA	Aaa/AAA	500,000	523,515

108	Semi-Annual Report November 30, 2004 (Unaudited)

	Bond Rating	Principal	Market
	Moody's/S&P	Amount	Value

Adams & Arapahoe Counties
Joint School District 28J:
5.75%, 12/01/2006, MBIA	Aaa/AAA	100,000	$106,890
5.35%, 12/01/2015, Escrowed to Maturity	Aa3/AA-	260,000	297,450
5.00%, 12/01/2016, Optional 12/01/2013
@ 100.00, FSA	Aaa/AAA	300,000	323,886
Adams & Arapahoe Counties
School District 29J, 5.40%, 12/01/2009,
Optional 12/01/2006 @ 100.00, MBIA	Aaa/AAA	100,000	105,909
Adams & Weld Counties
School District 27J:
5.55%, 12/01/2009, Optional 12/01/2006
@ 100.00, FGIC	Aaa/AAA	250,000	264,995
5.50%. 12/01/2016, Prerefunded 12/01/2006
@ 101.00, FGIC	Aaa/AAA	550,000	590,491
Arapahoe County School District 1:
5.25%, 12/01/2013, Optional 12/01/2008
@ 100.00, FSA	Aaa/AAA	500,000	544,410
5.25%, 12/01/2014, Optional 12/01/2008
@ 100.00, FSA	Aaa/AAA	500,000	542,250
Arapahoe County School District 2,
6.75%, 12/01/2004, Escrowed to Maturity	Aa3/NR	25,000	25,000
Arapahoe County School District 5, 5.50%, 12/15/2006	Aa2/AA	500,000	532,425
Arapahoe County School District 5, 4.125%, 12/15/2022	Aa2/AA	100,000	96,358
Arapahoe County School District 6, 5.50%, 12/01/2006	Aa2/AA	250,000	265,910
Archuleta & Hinsdale Counties
Joint School District 50 JT, 5.50%, 12/01/2014,
Prerefunded 12/01/2006 @ 101.00	Aaa/AAA	250,000	268,405
Basalt & Rural Fire Protection District,
Eagle & Pitkin Counties, 5.20%, 12/01/2015,
Prerefunded 12/01/2006 @ 100.00, AMBAC	Aaa/AAA	95,000	100,532
5.20%, 12/01/2015, Optional 12/01/2006
@ 100.00, AMBAC	Aaa/AAA	5,000	5,271
Basalt Colorado Sanitation District, 5.00%, 12/1/2018,
Optional 12/01/2011, @ 100.00, AMBAC	AAA/NR	125,000	131,936
Boulder County Open Space Open Space Cap Impt Tr Fd,
5.40%, 8/15/2015, Optional 08/15/2010 @ 100.00	AA1/AA+	500,000	546,245
Boulder & Gilpin Counties,
Boulder Valley School District Re-2:
5.50%, 12/01/2005, FGIC	Aaa/AAA	100,000	103,359
5.00%, 12/01/2011, Optional 12/01/2008
@ 100.00, FGIC	Aaa/AAA	1,000,000	1,077,060
5.125%, 12/01/2017, Optional 12/01/2009 @ 100.00	Aa3/AA	300,000	316,950
5.00%, 12/1/2013, Optional 12/01/2007
@ 101.00, FGIC	Aaa/AAA	150,000	159,591

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	Bond Rating	Principal	Market
	Moody's/S&P	Amount	Value

Carbondale & Rural Fire Protection District,
Garfield, Gunnison & Pitkin Counties,
5.20%, 12/01/2010, Optional 12/01/2004
@ 101.00, AMBAC	Aaa/AAA	100,000	$102,496
Chaffee County School District R-31,
5.10%, 12/01/2009, Prerefunded 12/01/2006
@ 100.00, FSA	Aaa/AAA	150,000	158,442
Chaffee & Fremont Counties
School District R-32J, 5.00%, 12/01/2012, Optional
12/01/2007 @ 100.00, FSA	NR/AAA	425,000	457,381
City of Aspen, Series B Housing
5.00%, 12/1/2020, Optional 12/01/2006 @ 100.00	Aa3/NR	175,000	179,302
City & County of Denver
Board Water Commissioners, 5.50%, 10/01/2011	Aa1/AA+	250,000	283,203
City & County of Denver
5.00%, 08/01/2014, Optional 08/01/2010 @ 100.00	Aa1/AA+	100,000	106,896
City & County of Denver Water Series A
4.75%, 12/1/2017, Optional 06/01/2013
@ 100.00, FSA	Aaa/AAA	500,000	525,310
City & County of Denver Series C
5.00%, 12/1/2017, Optional 12/01/2014
@ 100.00, FGIC	Aaa/AAA	500,000	541,285
Clear Creek County School District Re-1:
5.30%, 12/01/2010, Optional 12/01/2005
@ 100.00, MBIA	NR/AAA	300,000	309,099
5.40%, 12/01/2011, Optional 12/01/2005
@ 100.00, MBIA	NR/AAA	250,000	257,828
4.3%, , 12/1/2013,	NR/AAA	125,000	130,590
Douglas & Elbert Counties
School District Re-1:
6.15%, 12/15/2008, Optional
12/15/2004 @ 101.00, MBIA	Aaa/AAA	250,000	253,453
5.25%, 12/15/2016, Optional
12/15/2011 @ 100.00, MBIA	Aaa/AAA	500,000	561,080
6.50%, 12/15/2016, Prerefunded
12/15/2004 @ 101.00, MBIA	Aaa/AAA	500,000	505,820
5.25%, 12/15/2017, Optional 12/15/2011
@ 100.00, MBIA	Aaa/AAA	1,000,000	1,122,160
Eagle, Garfield & Routt Counties
School District Re-50J,
5.25%, 12/01/2015, Optional
12/01/2009 @ 101.00, FGIC	Aaa/AAA	1,000,000	1,092,300
El Paso County School District 2:
5.25%, 12/01/2012, Optional
12/01/2010 @ 100.00, MBIA	Aaa/AAA	250,000	276,148
5.70%, 12/01/2014, Prerefunded 12/01/2005 @ 100.00	Aa3/NR	100,000	103,524

110	Semi-Annual Report November 30, 2004 (Unaudited)

	Bond Rating	Principal	Market
	Moody's/S&P	Amount	Value

El Paso County School District 12,
5.00%, 09/15/2013, Optional 09/15/2012 @ 100.00	Aa1/NR	1,000,000	$1,090,700
El Paso County School District 20,
5.70%, 12/15/2006, FGIC, Escrowed to Maturity	Aaa/AAA	250,000	267,305
El Paso County School District 49:
6.75%, 12/01/2004, Optional 06/01/2004
@ 100.00, MBIA	Aaa/AAA	65,000	65,000
6.00%, 12/01/2009; Sinking Fund
12/01/2007 @ 100.00, FSA	Aaa/AAA	1,000,000	1,141,670
5.50%, 12/01/2017, Optional 12/01/2011
@ 100.00, FGIC	Aaa/AAA	100,000	110,879
Evergreen Park & Recreation District:
5.10%, 12/01/2014, Optional 06/01/2006
@ 100.00, AMBAC	Aaa/NR	100,000	102,937
5.25%, 12/01/2017, Optional 12/01/2010
@ 100.00, AMBAC	Aaa/NR	115,000	125,069
Garfield County School District RE-2,
4.30%, 12/1/2015, Optional 12/01/2012
@ 100.00, FSA	Aaa/NR	125,000	128,493
Garfield, Pitkin & Eagle Counties
Roaring Fork School District Re-1:
5.125%, 12/15/2010, Optional
12/15/2005 @ 102.00, MBIA	Aaa/AAA	500,000	525,320
Grand County, East Grand School District 2,
5.00%, 12/01/2017, Optional 12/01/2008
@ 101.00, AMBAC	Aaa/AAA	500,000	548,960
Greenwood South Metropolitan District, Arapahoe County,
5.50%, 12/01/2004, MBIA	Aaa/AAA	250,000	250,000
Gunnison & Saguache Counties,
Watershed School District Re-1J,
6.00%, 12/01/2005, MBIA	Aaa/AAA	150,000	155,772
Hyland Hills Park and Recreation District,
5.375%, 12/15/2022, Optional 12/15/2012
@ 100.00, AMBAC	Aaa/AAA	250,000	270,382
Jefferson County School District R-1:
5.25%, 12/15/2011, Optional
12/15/2008 @101.00, FGIC	Aaa/AAA	750,000	832,695
5.50%, 12/15/2014, Prerefunded 12/15/2008
@ 101.00, FGIC	Aaa/AAA	525,000	587,879
La Plata County School District 9-R,
5.25%, 11/01/2020, Optional 11/01/2012
@ 100.00, MBIA	Aaa/NR	125,000	134,886
Larimer County, Poudre School District R-1:
5.50%, 12/15/2008	Aa3/AA-	500,000	551,950
5.00%, 12/15/2016, Optional 12/15/2008
@ 100.00, FSA	Aaa/AAA	700,000	747,488

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	Bond Rating	Principal	Market
	Moody's/S&P	Amount	Value

6.00%, 12/15/2017, Optional 12/15/2010
@ 100.00, FGIC	Aaa/AAA	1,000,000	$1,154,880
Larimer, Weld, & Boulder Counties,
Thompson School District R2-J:
5.40%, 12/15/2013, Prerefunded
06/15/2007 @ 101.00, FGIC	Aaa/AAA	500,000	543,295
5.45%, 12/15/2016, Prerefunded
06/15/2007 @ 101.00, FGIC	Aaa/AAA	250,000	271,952
Mesa County Valley School District 51:
6.00%, 12/01/2006, MBIA	Aaa/AAA	1,000,000	1,073,140
5.40%, 12/01/2012, Prerefunded 12/01/2006
@ 101.00, MBIA	Aaa/AAA	500,000	535,840
Park County Platte Canyon School District 1,
4.30%, 12/01/2010, Optional
12/01/2008 @ 101.00, MBIA	Aaa/AAA	250,000	263,015
Parker Colorado Property Metropolitan District 1,
4.55%, 12/01/2012, Optional 12/01/2010
@ 100.00, AMBAC	Aaa/AAA	175,000	184,375
Pitkin County Open Space Acquisition,
5.25%, 12/01/2018, Optional 12/01/2010
@ 100.00, AMBAC	Aaa/NR	340,000	363,763
Pitkin County School District No. 001,
5.00%, 12/01/2020, Optional 12/01/2011
@ 100.00, FGIC	Aaa/AAA	150,000	157,023
Pueblo County School District 70:
5.00%, 12/01/2011, Optional 12/01/2007
@ 100.00, AMBAC	Aaa/AAA	225,000	240,259
5.00%, 12/01/2015, Optional 12/01/2011
@ 100.00, FGIC	Aaa/AAA	165,000	176,434
Pueblo, Pueblo County Limited Tax:
5.80%, 06/01/2011, Optional
06/01/2006 @ 100.00, MBIA	Aaa/AAA	200,000	209,772
6.00%, 06/01/2016, Optional
06/01/2006 @ 100.00, MBIA	Aaa/AAA	250,000	262,945
Rio Grande County School
District C-8, 5.35%, 11/15/2011,
Optional 11/15/2005 @ 100.00, FSA	NR/AAA	150,000	154,416
Routt County School District Re-2:
5.05%, 12/01/2013, Prerefunded 12/01/2007
@ 100.00, MBIA	Aaa/AAA	250,000	269,407
5.00%, 12/01/2017, Prerefunded 12/01/2007
@ 100.00, MBIA	Aaa/AAA	1,000,000	1,076,190
San Miguel & Montrose Counties, School District R-2J,
5.00%, 12/01/2012, Optional 12/01/2007
@ 100.00, MBIA	NR/AAA	100,000	107,619

112	Semi-Annual Report November 30, 2004 (Unaudited)

	Bond Rating	Principal	Market
	Moody's/S&P	Amount	Value

San Miguel County School District R-1, 5.20%,
12/01/2006, Optional 12/01/2005 @ 100.00, MBIA	Aaa/AAA	250,000	$264,405
R-1, 5.50%, 12/01/2012, Optional 12/01/2005
@ 101.00, MBIA	Aaa/AAA	250,000	260,265
South Suburban Park and Recreation District,
Arapahoe, Douglas & Jefferson Counties,
5.00%, 12/15/2012, Optional 12/15/2008
@ 100.00, FGIC	Aaa/AAA	250,000	269,632
Summit County School District Re-1, 6.55%, 12/01/2009,
Prerefunded 12/01/2004 @ 100.00, FGIC	Aaa/AAA	1,000,000	1,000,000
Thornton, Adams County, Water,
4.00%, 12/01/2011, FSA	Aaa/AAA	300,000	312,069
5.15%, 12/01/2007, FSA	Aaa/AAA	500,000	540,255
Upper San Juan Hospital District, Archuleta,
Hinsdale & Mineral Counties, 4.65%, 11/01/2013,
Optional 11/01/2007 @ 100.00, MBIA	NR/AAA	115,000	117,285
Weld County School District Re-4:
5.30%, 12/01/2010, Prerefunded
12/01/2006 @ 100.00, MBIA	Aaa/AAA	150,000	159,025
5.00%, 12/01/2012, Optional 12/01/2011
@ 100.00, MBIA	Aaa/NR	750,000	816,832
5.45%, 12/01/2016, Prerefunded 12/01/2006
@ 100.00, MBIA	Aaa/AAA	500,000	531,540
Weld County School District 006, 5.50%, 12/01/2006	Aa3/AA-	250,000	265,810
Wray Community Hospital District, Yuma County,
5.00%, 10/15/2011, Optional 10/15/2004
@ 101.00, AMBAC	NR/AAA	250,000	253,387
Total General Obligation Bonds
(Cost $33,205,533)			34,983,785

Revenue Bonds 32.52%
Special Tax 17.78%
Aspen Colorado Sales Tax,
5.00%, 11/01/2010, Optional 11/01/2009 @ 100.00	NR/A	120,000	127,886
Arapahoe County Highway E-470,
5.15%, 08/31/2005, Escrowed to Maturity, MBIA	Aaa/AAA	250,000	255,837
Arvada Sales & Use Tax Revenue,
5.10%, 12/01/2015, Optional 12/01/2008
@ 100.00, FGIC	Aaa/AAA	100,000	107,928
Boulder County Open Space Open Space Cap Impt Tr Fd:
5.10%, 6/15/2008, Optional 06/15/2007 @ 100.00	NR/AA-	200,000	210,288
4.00%, 7/15/2014, Optional 07/15/2012
@ 100.00, MBIA	Aaa\AAA	100,000	101,309

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	Bond Rating	Principal	Market
	Moody's/S&P	Amount	Value

Boulder County Sales & Use Tax:
5.75%, 12/15/2004, Prerefunded, Escrowed
to Maturity, FGIC	Aaa/AAA	65,000	$65,091
5.75%, 12/15/2004, FGIC	Aaa/AAA	435,000	435,565
Boulder County Sales & Use Tax,
5.15%, 08/15/2013, Optional 08/15/2009
@ 100.00, AMBAC	Aaa/AAA	100,000	108,499
Broomfield Sales & Use Tax,
5.20%, 12/01/2017, Optional 12/01/2012
@ 100.00, AMBAC	Aaa/NR	500,000	542,845
Castle Rock, Douglas County Sales & Use Tax,
5.25%, 06/01/2006, FSA	Aaa/AAA	200,000	208,950
City and County of Denver Airport Series A Revenue,
5.75%, 11/15/2016, Optional 11/15/2006
@ 101.00, MBIA	Aaa/AAA	300,000	320,763
Colorado Department of Transportaion:
4.20%, 06/15/2009, MBIA	Aaa/AAA	225,000	237,535
5.70%, 06/15/2015, Prerefunded 06/15/2010
@ 100.50, AMBAC	Aaa/AAA	250,000	284,415
Colorado Educational & Cultural Facilities Authority:
5.00%, 09/01/2015, Optional 09/01/2011
@ 100.00, AMBAC	Aaa/NR	100,000	106,707
6.00% 12/1/2016, Optional 12/01/2010
@ 100.00, RADIAN	NR/AA	125,000	140,746
5.00%, 06/1/2020, Optional 06/01/2011
@ 100.00, AMBAC	Aaa/AAA	200,000	208,780
5.00%, 12/01/2021, Optional 12/01/2011
@ 100.00, AMBAC	Aaa/NR	150,000	156,285
Colorado Health Facilities Authority, Poudre Valley
Health, Series A, 5.625%, 12/01/2019,
Optional 12/01/2009@ 101.00, FSA	Aaa/NR	500,000	546,490
Colorado School of Mines Auxilary Facility
Revenue Enterprise:
5.25%, 12/01/2020, Optional 12/01/2012
@ 100.00, AMBAC	Aaa/AAA	505,000	545,319
5.00%, 12/1/2030, Optional 12/01/2009
@ 100.00, AMBAC	Aaa/AAA	100,000	100,455
Colorado Water Reservior & Power Development Authority,
5.25%, 09/01/2011	Aaa/AAA	250,000	268,875
Denver City & County Excise Tax,
5.25%, 09/01/2008, FSA	Aaa/AAA	500,000	547,525

114	Semi-Annual Report November 30, 2004 (Unaudited)

	Bond Rating	Principal	Market
	Moody's/S&P	Amount	Value

Douglas County Sales & Use Tax Open Space:
5.25%, 10/15/2007, Optional 10/15/2006
@ 100.00, MBIA	Aaa/AAA	300,000	$316,128
6.00%, 10/15/2009, FSA	Aaa/AAA	500,000	569,130
Durango Colorado Sales & Use Tax, 5.50, 12/1/2016,
Optional 12/01/2009 @ 100.00, FGIC	Aaa/AAA	200,000	219,954
Greeley, Weld County Sales & Use Tax:
4.80%, 10/01/2015, Optional 10/01/2008
@ 100.00, MBIA	Aaa/AAA	250,000	258,005
5.15%, 10/01/2015, Optional 10/01/2010
@ 100.00, MBIA	Aaa/AAA	500,000	533,345
Ignacio, La Plata County Sales Tax,
4.75%, 12/01/2009, AMBAC	NR/AAA	150,000	162,598
Jefferson County Open Space Sales & Use Tax:
5.00%, 11/01/2012, Optional 11/01/2009
@ 100.00, FGIC	Aaa/AAA	500,000	540,910
5.00%, 11/01/2019, Optional 11/01/2009
@ 100.00, FGIC	Aaa/AAA	100,000	104,642
Longmont, Boulder County Sales & Use Tax,
5.50%, 11/15/2015, Optional 11/15/2010 @ 100.00	NR/AA	300,000	332,106
Montrose, Montrose County General Fund Excise
Tax Revenue, 5.00%, 12/01/2017, Optional 12/01/2008
@ 100.00, AMBAC	NR/AAA	150,000	158,377
Pitkin County Colorado Sales & Use Tax,
4.00%, 12/01/2011, FSA	Aaa/AAA	125,000	130,029
Regional Transportation District Sales Tax,
5.00%, 11/01/2015, Optional @ 11/01/2010
@ 101.00, FGIC	Aaa/AAA	100,000	106,768
Thornton, Adams County Sales & Use Tax,
Open Space & Parks, 5.25%, 09/01/2016,
Optional 09/01/2011 @ 100.00, FSA	Aaa/AAA	500,000	541,510
University of Colorado Hospital Autority,
5.00%, 11/15/2009, Optional 11/15/07
@ 102.00, AMBAC	Aaa/NR	220,000	241,091
University of Colorado Enterprise Systems
Revenue Series A, 5.10%, 06/01/2016,
Optional 06/01/2011 @ 100.00	Aa3/AA-	150,000	159,797
University of Colorado Enterprise Systems
Revenue Series B, 5.00%, 06/01/2024,
Optional 06/01/2013 @ 100.00, FGIC	Aaa/AAA	150,000	154,925
University of Northern Colorado Auxiliary Facilities,
5.00%, 06/01/2016, Optional 06/01/2011
@ 100.00, AMBAC	Aaa/AAA	500,000	530,110

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	Bond Rating	Principal	Market
	Moody's/S&P	Amount	Value

Westminster Sales & Use Tax, 5.00%, 12/01/2014,
Optional 12/01/2011@ 100.00	NR/AA	220,000	$236,922
Westminster Colorado Special Purpose Sales &
Use Tax Post Project, Series B, 5.125%, 12/01/2016,
Optional 12/01/2007 @ 101.00, FGIC	Aaa/AAA	100,000	106,394

			11,030,834

Other 0.53%
Boulder County, (Atmospheric Research) 4.00%,
09/01/2015, Optional 09/01/2013 @ 100.00, AMBAC	Aaa/AAA	120,000	120,965
Boulder County, (Atmospheric Research) 5.00%,
09/01/2022,Optional 09/01/2011 @ 100.00, MBIA	Aaa/AAA	200,000	207,278

			328,243

Utility 14.21%
Adams County Pollution Control, MBIA
5.625%, 4/1/2008	Aaa/AAA	175,000	175,522
Boulder, Boulder County, Water & Sewer:
5.75%, 12/01/2006, Optional
12/01/2004 @ 100.00	Aa2/AA+	75,000	75,174
5.50%, 12/01/2011, Optional 12/01/2006 @ 100.00	Aa2/AA+	500,000	528,705
5.30%, 12/01/2012, Optional 12/01/2010 @ 100.00	Aa2/AA+	125,000	137,071
Broomfield Water Activity Enterprise:
5.00%, 12/01/2015, Optional 12/01/2012
@ 100.00, MBIA	Aaa/NR	350,000	377,223
5.50%, 12/01/2018, Optional 12/01/2010
@ 101.00, MBIA	Aaa/NR	500,000	553,085
4.75%, 12/01/2022, Optional 12/01/2012
@ 100.00, MBIA	AAA/NR	125,000	127,753
Colorado Springs, El Paso County Utilities Systems,
5.75%, 11/15/2010, Optional 11/15/2006 @ 100.00	Aa2/AA	250,000	265,365
Colorado Water Resources & Power Development
Authority, Clean Water, 5.40%, 09/01/2011,
Optional 09/01/2010 @ 100.00	Aaa/AAA	500,000	553,960
Colorado Water Resources & Power Development
Authority, Drinking Water, 5.00%, 09/01/2017,
Optional 09/01/2012 @ 100.00	Aaa/AAA	500,000	531,960
Colorado Water Resources & Power Development
Authority, Small Water Resources, 5.70%, 11/01/2015,
Optional 11/01/2010 @ 100.00, FGIC	Aaa/AAA	500,000	561,610
Fort Collins, Larimer County Wastewater Utility Enterprise,
Sewer, 5.375%, 12/01/2009, Optional 12/01/2005
@ 100.00, FGIC	Aaa/AAA	250,000	257,515

116	Semi-Annual Report November 30, 2004 (Unaudited)

	Bond Rating	Principal	Market
	Moody's/S&P	Amount	Value

Fort Collins, Larimer County Water Utility Enterprise,
4.25%, 12/01/2009, Optional 12/01/2008
@ 100.00, FSA	Aaa/AAA	500,000	$524,710
Fort Collins, Larimer County
Colorado Stormwater Utilities,
4.875%, 12/01/2020, Optional 12/01/2012
@ 100.00, AMBAC	Aaa/AAA	250,000	260,153
Fountian Valley Authority, Water Treatment,
5.20%, 12/01/2007, Optional 06/01/2006 @ 100.00	Aa2/AA	400,000	416,104
Golden Colorado Water & Waste Treatment,
4.95%, 11/15/2022, Optional 11/15/2013
@ 100.00, FSA	Aaa/NR	150,000	155,820
Greeley Colorado Water,
4.00%, 08/01/2019, Optional 08/01/2014
@ 100.00, AMBAC	Aaa/AAA	250,000	244,558
Little Thompson Water District, Larimer,
Weld, & Boulder Counties, 5.50%, 12/01/2011,
Optional 12/01/2005 @ 101.00, MBIA	Aaa/AAA	500,000	521,795
5.80%, 12/1/2018, Prerefunded 12/01/2010
@ 100.00 MBIA	Aaa/NR	150,000	169,274
Montrose Colorado Water & Sewer Revenue,
4.75%, 10/01/2016, Optional 10/01/2014
@ 100.00, XLCA	Aaa/AAA	1,000,000	1,056,260
Municipal Subdistrict, Northern Colorado
Water Conservancy District,
5.25%, 12/01/2015, Optional 12/01/2007
@ 101.00, AMBAC	Aaa/AAA	250,000	270,075
Pleasant View Colorado Water and Sanitation District,
4.35%, 12/01/2013, Optional 12/01/2010
@ 101.00, MBIA	Aaa/AAA	125,000	130,359
Pueblo Colorado Board Waterworks,
5.25%, 11/01/2009, FSA	Aaa/AAA	120,000	132,646
Pueblo County Pollution Control, Pub. Svc.of Colo. Project
5.10%, 01/01/2019, Optional 01/01/2009
@ 102.00, AMBAC	Aaa/AAA	150,000	159,279
Thornton Colorado Water Enterprise,
5.00%, 12/01/2021, Optional 12/01/2014
@ 100.00, MBIA	Aaa/AAA	500,000	528,190
Westminster, Adams County Water & Wastewater
Utility Enterprise, 6.25%, 12/01/2014,
Prerefunded 12/01/2004 @ 100.00, AMBAC	Aaa/AAA	100,000	100,000

			8,814,166

1-800-392-CORE (2673) ■ www.westcore.com	117

	Bond Rating	Principal	Market
	Moody's/S&P	Amount	Value

Total Revenue Bonds
(Cost $18,854,469)			$20,173,243

Mutual Funds 4.84%
Dreyfus Municipal Money Market Fund		2,944,510	2,944,510
Fidelity Institutional Money Market Fund		55,611	55,611
Total Mutual Funds
(Cost $3,000,121)			3,000,121

Total Investments
(Cost $57,858,655)		97.99%	$60,780,741
Other Assets in Excess of Liabilities		2.01%	1,246,697
Net Assets		100.00%	$62,027,438

Notes to Statements of Investments
** Non-income producing security.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(3)	When - Issued Security. Cash equivalents are segregated equal to the purchase price.
(4)	The expected maturity date listed herein differs from the legal maturity date due to call or put features or due to the expected schedule of principal payments.
(5)	Income is not being accrued on this security due to the issuer's default or expected default on interest payments.
(6)	This security has been valued at its fair value determined in good faith by or under the direction of the Board of Trustees.
(7)	This security is considered illiquid by the investment adviser.
(8)	This security represents a junior tranche whereby the holder is entitled to all residual interest, if any, which can vary. The rate listed is the investment adviser's estimated rate of residual interest as of the reporting date.

118	Semi-Annual Report November 30, 2004 (Unaudited)

Westcore Equity Funds

	Westcore	Westcore
	MIDCO	Growth
	Growth Fund	Fund

Assets
Investments at value (cost - see below)	$190,414,057	$120,722,285
- see accompanying statements
Cash and cash equivalents	0	0
Receivable for investments sold	0	960,230
Dividends and interest receivable	48,123	464,503
Receivable for fund shares subscribed	155,285	327,853
Investment for trustee deferred compensation plan	272,460	13,676
Receivable for merger related expenses	0	0
Prepaid and other assets	46,863	57,276

Total Assets	190,936,788	122,545,823

Liabilities
Payable for investments purchased	1,444,733	916,331
Payable for fund shares redeemed	145,644	77,807
Payable for investment advisory fee	105,610	66,822
Payable for administration fee	48,743	30,841
Payable for trustee deferred compensation plan	272,460	13,676
Payable for trustee and officer fees	1,899	1,204
Payable for merger related expenses	0	0
Other payables	19,877	4,454

Total Liabilities	2,038,966	1,111,135

Net Assets	$188,897,822	$121,434,688

Composition of Net Assets
Paid-in capital	$155,673,438	$106,491,334
(Over)/Undistributed net investment income	(1,008,255)	252,033
Accumulated net realized gain / (loss)
on investments and foreign currency transactions	(5,749,802)	1,989,723
Net unrealized appreciation / (depreciation)
on investments and translation of assets and
liabilities denominated in foreign currencies	39,982,441	12,701,598

Net Assets	$188,897,822	$121,434,688

Net Asset Value Per Share
Net Assets	$188,897,822	$121,434,688
Shares of beneficial interest outstanding	26,581,569	10,227,673

Net asset value and redemption price per share	$7.11	$11.87

Cost of Investments	$150,431,616	$108,020,687

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	119

Westcore Equity Funds (continued)

	Westcore	Westcore
	Select	International
	Fund	Frontier Fund

Assets
Investments at value (cost - see below)	$8,029,230	$19,407,686
- see accompanying statements
Cash and cash equivalents	0	34,645
Receivable for investments sold	0	0
Dividends and interest receivable	552	14,328
Receivable for fund shares subscribed	50	34,164
Investment for trustee deferred compensation plan	5,709	4,679
Receivable for merger related expenses	0	0
Prepaid and other assets	15,137	24,681

Total Assets	8,050,678	19,520,183

Liabilities
Payable for investments purchased	0	142,737
Payable for fund shares redeemed	0	16,523
Payable for investment advisory fee	0	8,703
Payable for administration fee	2,103	4,928
Payable for trustee deferred compensation plan	5,709	4,679
Payable for trustee and officer fees	82	192
Payable for merger related expenses	0	0
Other payables	9,970	5,539

Total Liabilities	17,864	183,301

Net Assets	$8,032,814	$19,336,882

Composition of Net Assets
Paid-in capital	$10,411,937	$27,835,993
(Over)/Undistributed net investment income	(41,568)	12,767
Accumulated net realized gain / (loss)
on investments and foreign currency transactions	(4,156,262)	(11,628,625)
Net unrealized appreciation / (depreciation)
on investments and translation of assets and
liabilities denominated in foreign currencies	1,818,707	3,116,747

Net Assets	$8,032,814	$19,336,882

Net Asset Value Per Share
Net Assets	$8,032,814	$19,336,882
Shares of beneficial interest outstanding	646,299	1,919,200

Net asset value and redemption price per share	$12.43	$10.08

Cost of Investments	$6,210,523	$16,293,013

See Notes to Financial Statements

120	Semi-Annual Report November 30, 2004 (Unaudited)

Westcore Equity Funds (continued)

	Westcore	Westcore	Westcore
	Blue Chip	Mid-Cap	Small-Cap
	Fund	Value Fund+	Opportunity Fund

Assets
Investments at value (cost - see below)	$61,816,054	$20,995,681	$24,582,090
- see accompanying statements
Cash and cash equivalents	15,075	0	0
Receivable for investments sold	0	0	0
Dividends and interest receivable	262,602	34,970	5,220
Receivable for fund shares subscribed	9,121	101,349	12,152
Investment for trustee deferred compensation plan	29,378	2,037	23,933
Receivable for merger related expenses	25,940	0	0
Prepaid and other assets	15,121	19,251	21,341

Total Assets	62,173,291	21,153,288	24,644,736

Liabilities
Payable for investments purchased	0	0	50,138
Payable for fund shares redeemed	16,503	0	0
Payable for investment advisory fee	20,694	9,547	12,386
Payable for administration fee	10,735	5,269	6,653
Payable for trustee deferred compensation plan	29,378	2,037	23,933
Payable for trustee and officer fees	432	206	250
Payable for merger related expenses	19,092	0	0
Other payables	46,887	2,314	9,562

Total Liabilities	143,721	19,373	102,922

Net Assets	$62,029,570	$21,133,915	$24,541,814

Composition of Net Assets
Paid-in capital	$52,185,856	$16,062,761	$16,834,376
(Over)/Undistributed net investment income	104,316	8,705	(113,684)
Accumulated net realized gain / (loss)
on investments and foreign currency transactions	(404,162)	1,381,998	3,850,870
Net unrealized appreciation / (depreciation)
on investments and translation of assets and
liabilities denominated in foreign currencies	10,143,560	3,680,451	3,970,252

Net Assets	$62,029,570	$21,133,915	$24,541,814

Net Asset Value Per Share
Net Assets	$62,029,570	$21,133,915	$24,541,814
Shares of beneficial interest outstanding	4,973,331	1,235,353	666,354

Net asset value and redemption price per share	$12.47	$17.11	$36.83

Cost of Investments	$51,672,494	$17,315,230	$20,611,838

+ Formerly Westcore Mid-Cap Opportunity Fund

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	121

Westcore Bond Funds

	Westcore	Westcore	Westcore
	Flexible	Plus Bond	Colorado
	Income Fund	Fund	Tax-Exempt Fund

Assets
Investments at value (cost - see below)	$111,759,398	$151,615,412	$60,780,741
- see accompanying statements
Cash and cash equivalents	2,087,500	2,225,000	0
Receivable for investments sold	291,351	87,019	0
Dividends and interest receivable	1,368,122	1,825,778	1,188,344
Receivable for fund shares subscribed	485,893	761,173	81,499
Investment for trustee deferred compensation plan	12,805	32,744	19,047
Receivable for merger related expenses	0	87,452	39,295
Prepaid and other assets	54,221	75,264	17,421

Total Assets	116,059,290	156,709,842	62,126,347

Liabilities
Payable for investments purchased	4,717,996	2,717,500	0
Payable for fund shares redeemed	1,133,727	52,485	285
Payable for investment advisory fee	33,181	9,149	6,823
Payable for administration fee	27,629	36,609	14,242
Payable for trustee deferred compensation plan	12,805	32,744	19,047
Payable for trustee and officer fees	1,077	1,434	558
Payable for merger related expenses	0	63,015	28,545
Other payables	2,666	38,782	29,409

Total Liabilities	5,929,081	2,951,718	98,909

Net Assets	$110,130,209	$153,758,124	$62,027,438

Composition of Net Assets
Paid-in capital	$106,365,130	$150,737,054	$59,732,722
(Over)/Undistributed net investment income	77,571	53,241	(418)
Accumulated net realized gain / (loss) on
investments and foreign currency transactions	305,697	1,182,920	(626,952)
Net unrealized appreciation / (depreciation)
on investments and translation of assets and	3,381,811	1,784,909	2,922,086
liabilities denominated in foreign currencies

Net Assets	$110,130,209	$153,758,124	$62,027,438

Net Asset Value Per Share
Net Assets	$110,130,209	$153,758,124	$62,027,438
Shares of beneficial interest outstanding	10,694,282	14,179,582	5,463,755

Net asset value and redemption price per share	$10.30	$10.84	$11.35

Cost of Investments	$108,377,586	$149,830,503	$57,858,655

122	Semi-Annual Report November 30, 2004 (Unaudited)

Westcore Equity Funds
For the Six Months Ended November 30, 2004

	Westcore	Westcore
	MIDCO	Growth
	Growth Fund	Fund

Investment Income
Dividends (net of foreign withholding taxes of $1,226 for Growth Fund)	$266,552	$809,464
Interest	56,506	25,327

Total Income	323,058	834,791

Expenses
Investment advisory fees	570,759	322,687
Administrative fees	263,845	149,761
Transfer agent fees	49,572	31,730
Fund accounting fees and expenses	27,315	16,976
Legal fees	5,194	3,442
Printing expenses	16,150	9,448
Registration fees	7,964	8,292
Audit fees	8,446	4,674
Custodian fees	8,210	6,514
Insurance	9,114	4,056
Trustee fees and expenses	14,129	8,621
Chief compliance officer fee	3,115	1,963
Merger related expenses	0	0
Other	2,993	1,263

Total expenses before waivers	986,806	569,427
Expenses waived by:
Investment adviser	0	0
Administrators	0	0
Expenses reimbursed by:
Investment adviser for merger	0	0

Net Expenses	986,806	569,427

Net Investment Income / (Loss)	(663,748)	265,364

Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) from:
Investments	5,999,519	1,594,437
Foreign currency transactions	0	0

Net realized gain/(loss)	5,999,519	1,594,437
Net change in unrealized appreciation/(depreciation) on:
Investments	2,953,717	6,900,105
Translation of assets and liabilities
denominated in foreign currencies	0	0
Net change	2,953,717	6,900,105
Net Realized And Unrealized Gain/(Loss)	8,953,236	8,494,542

Net Increase/(Decrease) In Net Assets
Resulting From Operations	$8,289,488	$8,759,906

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	123

Westcore Equity Funds (continued)
For the Six Months Ended November 30, 2004

	Westcore	Westcore
	Select	International
	Fund	Frontier Fund

Investment Income
Dividends (net of foreign withholding taxes of $18,846 for
International Frontier Fund)	$7,907	$124,696
Interest	1,807	4,664

Total Income	9,714	129,360

Expenses
Investment advisory fees	24,634	104,936
Administrative fees	11,370	26,234
Transfer agent fees	8,442	10,830
Fund accounting fees and expenses	15,406	22,292
Legal fees	118	618
Printing expenses	528	1,706
Registration fees	6,198	6,178
Audit fees	2,912	3,590
Custodian fees	1,428	10,658
Insurance	376	744
Trustee fees and expenses	670	1,367
Chief compliance officer fee	134	314
Merger related expenses	0	0
Other	1,184	1,190

Total expenses before waivers	73,400	190,657
Expenses waived by:
Investment adviser	(24,634)	(59,396)
Administrators	(5,181)	0
Expenses reimbursed by:
Investment adviser for merger	0	0

Net Expenses	43,585	131,261

Net Investment Income / (Loss)	(33,871)	(1,901)

Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) from:
Investments	143,182	(330,256)
Foreign currency transactions	0	117,316

Net realized gain/(loss)	143,182	(212,940)
Net change in unrealized appreciation/
(depreciation) on:
Investments	514,378	(692,594)
Translation of assets and liabilities
denominated in foreign currencies	0	1,083,280

Net change	514,378	390,686
Net Realized And Unrealized Gain/(Loss)	657,560	177,746

Net Increase/(Decrease) In Net Assets
Resulting From Operations	$623,689	$175,845

See Notes to Financial Statements

124	Semi-Annual Report November 30, 2004 (Unaudited)

Westcore Equity Funds (continued)
For the Six Months Ended November 30, 2004

	Westcore	Westcore	Westcore
	Blue Chip	Mid-Cap	Small-Cap
	Fund	Value Fund+	Opportunity Fund

Investment Income
Dividends (net of foreign withholding taxes of $256
for Mid-Cap Value Fund)	$331,063	$120,802	$120,455
Interest	5,780	3,853	6,243

Total Income	336,843	124,655	126,698

Expenses
Investment advisory fees	112,581	68,646	165,653
Administrative fees	51,961	27,459	49,696
Transfer agent fees	11,388	7,758	12,190
Fund accounting fees and expenses	15,792	16,550	15,940
Legal fees	1,224	822	962
Printing expenses	2,620	1,274	2,532
Registration fees	7,492	6,376	6,974
Audit fees	4,350	3,380	4,362
Custodian fees	4,140	1,600	6,648
Insurance	1,686	926	1,682
Trustee fees and expenses	2,898	1,501	2,538
Chief compliance officer fee	660	335	483
Merger related expenses	25,940	0	0
Other	956	1,119	1,397

Total expenses before waivers	243,688	137,746	271,057
Expenses waived by:
Investment adviser	(18,970)	(23,334)	(55,708)
Administrators	0	0	0
Expenses reimbursed by:
Investment adviser for merger	(25,940)	0	0

Net Expenses	198,778	114,412	215,349

Net Investment Income / (Loss)	138,065	10,243	(88,651)

Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) from:
Investments	1,276,616	916,852	1,567,937
In-kind redemptions	0	0	2,294,504
Foreign currency transactions	0	0	0

Net realized gain/(loss)	1,276,616	916,852	3,862,441
Net change in unrealized appreciation/
(depreciation) on:
Investments	1,129,945	1,279,537	(650,168)
Translation of assets and liabilities
denominated in foreign currencies	0	0	0

Net change	1,129,945	1,279,537	(650,168)
Net Realized And Unrealized Gain/(Loss)	2,406,561	2,196,389	3,212,273

Net Increase/(Decrease) In Net Assets
Resulting From Operations	$2,544,621	$2,206,632	$3,123,622

+ Formerly Westcore Mid-Cap Opportunity Fund
See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	125

Westcore Bond Funds
For the Six Months Ended November 30, 2004

	Westcore	Westcore	Westcore
	Flexible	Plus Bond	Colorado
	Income Fund	Fund	Tax-Exempt Fund

Investment Income
Dividends (net of foreign withholding taxes of $733
for Flexible Income Fund)	$928,537	$213,584	$0
Interest	2,660,628	3,322,366	1,120,528

Total Income	3,589,165	3,535,950	1,120,528

Expenses
Investment advisory fees	197,705	256,709	129,909
Administrative fees	131,803	171,139	77,946
Transfer agent fees	25,582	28,870	9,430
Fund accounting fees and expenses	22,360	24,556	23,196
Legal fees	1,970	1,796	2,170
Printing expenses	6,866	9,146	4,882
Registration fees	7,900	7,726	1,520
Audit fees	4,840	4,872	4,674
Custodian fees	3,556	4,520	2,336
Insurance	3,118	4,072	2,628
Trustee fees and expenses	6,463	8,316	3,943
Chief compliance officer fee	1,759	2,321	203
Merger related expenses	0	87,452	39,296
Other	785	835	2,089

Total expenses before waivers	414,707	612,330	304,222
Expenses waived by:
Investment adviser	(41,284)	(211,136)	(96,044)
Administrators	0	0	0
Expenses reimbursed by:
Investment adviser for merger	0	(87,452)	(39,296)

Net Expenses	373,423	313,742	168,882

Net Investment Income / (Loss)	3,215,742	3,222,208	951,646

Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) from:
Investments	361,518	302,258	16,339
Foreign currency transactions	723	0	0

Net realized gain/(loss)	362,241	302,258	16,339
Net change in unrealized appreciation/
(depreciation) on:
Investments	4,345,547	1,523,802	467,813
Translation of assets and liabilities
denominated in foreign currencies	16,634	0	0

Net change	4,362,181	1,523,802	467,813
Net Realized And Unrealized Gain/(Loss)	4,724,422	1,826,060	484,152

Net Increase/(Decrease) In Net Assets
Resulting From Operations	$7,940,164	$5,048,268	$1,435,798

See Notes to Financial Statements

126	Semi-Annual Report November 30, 2004 (Unaudited)

Westcore MIDCO Growth Fund
	Six Months Ended	Year Ended
	November 30, 2004(1)	May 31, 2004

Operations
Net investment income/(loss)	$(663,748)	$(996,478)
Net realized gain/(loss) from investment transactions	5,999,519	13,641,134
Change in unrealized net appreciation or depreciation
of investments	2,953,717	13,967,115

Net increase/(decrease) in net assets resulting from operations	8,289,488	26,611,771

Dividends and Distributions
From net investment income	0	0
From net realized gain from investment transactions	0	0

Decrease in net assets from dividends and distributions	0	0

Beneficial Interest Transactions (Note 2)
Shares sold	18,147,582	51,595,972
Shares issued in reinvestment of dividends and distributions	0	0

	18,147,582	51,595,972
Shares redeemed	(17,700,736)	(22,363,510)

Net increase/(decrease) from beneficial interest transactions	446,846	29,232,462

Redemption fees	2,426	5,374

Net Increase/(Decrease) In Net Assets	8,738,760	55,849,607
Net Assets:
Beginning of period	180,159,062	124,309,455

End of period (including (over)/undistributed net investment
income of ($1,008,255) and ($344,507), respectively)	$188,897,822	$180,159,062

(1) Unaudited.

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	127

Westcore Growth Fund
	Six Months Ended	Year Ended
	November 30, 2004(1)	May 31, 2004

Operations
Net investment income/(loss)	$265,364	$(133,986)
Net realized gain/(loss) from investment transactions	1,594,437	2,701,321
Change in unrealized net appreciation or depreciation
of investments	6,900,105	4,133,078

Net increase/(decrease) in net assets resulting from operations	8,759,906	6,700,413

Dividends and Distributions
From net investment income	0	0
From net realized gain from investment transactions	0	0

Decrease in net assets from dividends and distributions	0	0

Beneficial Interest Transactions (Note 2)
Shares sold	39,750,853	51,680,713
Shares issued in reinvestment of dividends and distributions	0	0

	39,750,853	51,680,713
Shares redeemed	(9,092,584)	(9,237,808)

Net increase/(decrease) from beneficial interest transactions	30,658,269	42,442,905

Redemption fees	3,350	5,396

Net Increase/(Decrease) in Net Assets	39,421,525	49,148,714
Net Assets:
Beginning of period	82,013,163	32,864,449

End of period (including (over)/undistributed net investment
income of $252,033 and ($13,331), respectively)	$121,434,688	$82,013,163

(1) Unaudited.

See Notes to Financial Statements

128	Semi-Annual Report November 30, 2004 (Unaudited)

Westcore Select Fund
	Six Months Ended	Year Ended
	November 30, 2004(1)	May 31, 2004

Operations
Net investment income/(loss)	$(33,871)	$(50,941)
Net realized gain/(loss) from investment transactions	143,182	290,921
Change in unrealized net appreciation or depreciation
of investments	514,378	1,187,329

Net increase/(decrease) in net assets resulting from operations	623,689	1,427,309

Dividends and Distributions
From net investment income	0	0
From net realized gain from investment transactions	0	0

Decrease in net assets from dividends and distributions	0	0

Beneficial Interest Transactions (Note 2)
Shares sold	805,023	825,701
Shares issued in reinvestment of dividends and distributions	0	0

	805,023	825,701
Shares redeemed	(927,800)	(2,044,147)

Net increase/(decrease) from beneficial interest transactions	(122,777)	(1,218,446)

Redemption fees	71	146

Net Increase/(Decrease) in Net Assets	500,983	209,009
Net Assets:
Beginning of period	7,531,831	7,322,822

End of period (including (over)/undistributed net investment
income of ($41,568) and ($7,697), respectively)	$8,032,814	$7,531,831

(1) Unaudited.

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	129

Westcore International Frontier Fund
	Six Months Ended	Year Ended
	November 30, 2004(1)	May 31, 2004

Operations
Net investment income/(loss)	$(1,901)	$29,578
Net realized gain/(loss) from investments and
foreign currency transactions	(212,940)	1,627,283
Change in unrealized net appreciation or depreciation
of investments and translation of assets and liabilities
denominated in foreign currencies	390,686	2,152,380

Net increase/(decrease) in net assets resulting from operations	175,845	3,809,241

Dividends and Distributions
From net investment income	0	(7,681)
From net realized gain from investment transactions	0	0

Decrease in net assets from dividends and distributions	0	(7,681)

Beneficial Interest Transactions (Note 2)
Shares sold	7,848,091	7,308,628
Shares issued in reinvestment of dividends and distributions	0	7,148

	7,848,091	7,315,776
Shares redeemed	(2,613,279)	(7,209,499)

Net increase/(decrease) from beneficial interest transactions	5,234,812	106,277

Redemption fees	5,383	31,184

Net Increase/(Decrease) in Net Assets	5,416,040	3,939,021
Net Assets:
Beginning of period	13,920,842	9,981,821

End of period (including (over)/undistributed net investment
income of $12,767 and $14,668, respectively)	$19,336,882	$13,920,842

(1) Unaudited.

See Notes to Financial Statements

130	Semi-Annual Report November 30, 2004 (Unaudited)

Westcore Blue Chip Fund
	Six Months Ended	Year Ended
	November 30, 2004(1)	May 31, 2004

Operations
Net investment income/(loss)	$138,065	$21,889
Net realized gain/(loss) from investment transactions	1,276,616	2,494,490
Change in unrealized net appreciation or depreciation
of investments	1,129,945	3,113,062

Net increase/(decrease) in net assets resulting from operations	2,544,626	5,629,441

Dividends and Distributions
From net investment income	0	(38,019)
From net realized gain from investment transactions	0	0

Decrease in net assets from dividends and distributions	0	(38,019)

Beneficial Interest Transactions (Note 2)
Shares sold	702,243	1,575,789
Shares issued in connection with acquisition of Aristata Equity Fund	28,569,298	0
Shares issued in reinvestment of dividends and distributions	0	37,505

	29,271,541	1,613,294
Shares redeemed	(3,225,139)	(4,548,454)

Net increase/(decrease) from beneficial interest transactions	26,046,402	(2,935,160)

Redemption fees	39	210

Net Increase/(Decrease) In Net Assets	28,591,067	2,656,472
Net Assets:
Beginning of period	33,438,503	30,782,031

End of period (including (over)/undistributed net investment
income of $104,316 and ($33,749), respectively)	$62,029,570	$33,438,503

(1) Unaudited.

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	131

Westcore Mid-Cap Value Fund (formerly Westcore Mid-Cap Opportunity Fund)

	Six Months Ended	Year Ended
	November 30, 2004(1)	May 31, 2004

Operations
Net investment income/(loss)	$10,243	$(17,608)
Net realized gain/(loss) from investment transactions	916,852	1,575,111
Change in unrealized net appreciation or depreciation
of investments	1,279,537	1,865,213

Net increase/(decrease) in net assets resulting from operations	2,206,632	3,422,716

Dividends and Distributions
From net investment income	0	(434)
From net realized gain from investment transactions	0	0

Decrease in net assets from dividends and distributions	0	(434)

Beneficial Interest Transactions (Note 2)
Shares sold	2,468,203	5,000,482
Shares issued in reinvestment of dividends and distributions	0	425

	2,468,203	5,000,907
Shares redeemed	(1,108,809)	(1,491,003)

Net increase/(decrease) from beneficial interest transactions	1,359,394	3,509,904

Redemption fees	25	1,078

Net Increase/(Decrease) In Net Assets	3,566,051	6,933,264
Net Assets:
Beginning of period	17,567,864	10,634,600

End of period (including (over)/undistributed net investment
income of $8,705 and ($1,538), respectively)	$21,133,915	$17,567,864

(1) Unaudited.

See Notes to Financial Statements

132	Semi-Annual Report November 30, 2004 (Unaudited)

Westcore Small-Cap Opportunity Fund
	Six Months Ended	Year Ended
	November 30, 2004(1)	May 31, 2004

Operations
Net investment income/(loss)	$(88,651)	$(210,857)
Net realized gain/(loss) from investment transactions	1,567,937	5,699,089
Net realized gain/(loss) from in-kind redemption	2,294,504	0
Change in unrealized net appreciation or depreciation
of investments	(650,168)	3,627,013

Net increase/(decrease) in net assets resulting from operations	3,123,622	9,115,245

Dividends and Distributions
From net investment income	0	0
From net realized gain from investment transactions	0	0

Decrease in net assets from dividends and distributions	0	0

Beneficial Interest Transactions (Note 2)
Shares sold	7,232,888	21,139,258
Shares issued in reinvestment of dividends and distributions	0	0

	7,232,888	21,139,258
Shares redeemed	(19,854,567)	(23,127,930)

Net increase/(decrease) from beneficial interest transactions	(12,621,679)	(1,988,672)

Redemption fees	140	13,775

Net Increase/(Decrease) In Net Assets	(9,497,917)	7,140,348
Net Assets:
Beginning of period	34,039,731	26,899,383

End of period (including (over)/undistributed net investment
income of ($113,684) and ($25,033), respectively)	$2 4,541,814	$34,039,731

(1) Unaudited.

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	133

Westcore Flexible Income Fund
	Six Months Ended	Year Ended
	November 30, 2004(1)	May 31, 2004

Operations
Net investment income/(loss)	$3,215,742	$2,631,592
Net realized gain/(loss) from investment transactions	362,241	166,497
Change in unrealized net appreciation or depreciation
of investments	4,362,181	(760,283)

Net increase/(decrease) in net assets resulting from operations	7,940,164	2,037,806

Dividends and Distributions
From net investment income	(3,117,403)	(2,524,274)
From net realized gain from investment transactions	0	0

Decrease in net assets from dividends and distributions	(3,117,403)	(2,524,274)

Beneficial Interest Transactions (Note 2)
Shares sold	53,535,070	73,099,534
Shares issued in reinvestment of dividends and distributions	2,908,602	2,373,050

	56,443,672	75,472,584
Shares redeemed	(12,455,936)	(23,516,419)

Net increase/(decrease) from beneficial interest transactions	43,987,736	51,956,165

Redemption fees	17,437	106,495

Net Increase/(Decrease) In Net Assets	48,827,934	51,576,192
Net Assets:
Beginning of period	61,302,275	9,726,083

End of period (including (over)/undistributed net investment
income of $77,571 and ($20,768) respectively)	$110,130,209	$61,302,275

(1) Unaudited.

See Notes to Financial Statements

134	Semi-Annual Report November 30, 2004 (Unaudited)

Westcore Plus Bond Fund
	Six Months Ended	Year Ended
	November 30, 2004(1)	May 31, 2004

Operations
Net investment income/(loss)	$3,222,208	$3,553,182
Net realized gain/(loss) from investment transactions	302,258	1,269,410
Change in unrealized net appreciation or depreciation
of investments	1,523,802	(2,088,279)

Net increase/(decrease) in net assets resulting from operations	5,048,268	2,734,313

Dividends and Distributions
From net investment income	(3,121,194)	(3,463,730)
From net realized gain from investment transactions	0	(126,352)

Decrease in net assets from dividends and distributions	(3,121,194)	(3,590,082)

Beneficial Interest Transactions (Note 2)
Shares sold	59,049,607	44,022,819
Capital contribution from in-kind transfer	5,689,168	0
Shares issued in connection with acquisition of Aristata
Quality Bond Fund	10,600,469	0
Shares issued in reinvestment of dividends and distributions	2,915,110	3,382,451

	78,254,354	47,405,270
Shares redeemed	(13,139,811)	(12,601,249)

Net increase/(decrease) from beneficial interest transactions	65,114,543	34,804,021

Redemption fees	10,886	30,580

Net Increase/(Decrease) In Net Assets	67,052,503	33,978,832
Net Assets:
Beginning of period	86,705,621	52,726,789

End of period (including (over)/undistributed net investment
income of $53,241 and ($47,773), respectively)	$153,758,124	$86,705,621

(1) Unaudited.

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	135

Westcore Colorado Tax-Exempt Fund
	Six Months Ended	Year Ended
	November 30, 2004(1)	May 31, 2004

Operations
Net investment income/(loss)	$951,646	$1,931,554
Net realized gain/(loss) from investment transactions	16,339	(33,444)
Change in unrealized net appreciation or depreciation of investments	467,813	(2,393,098)

Net increase/(decrease) in net assets resulting from operations	1,435,798	(494,988)

Dividends and Distributions
From net investment income	(938,299)	(1,928,152)
From net realized gain from investment transactions	0	0

Decrease in net assets from dividends and distributions	(938,299)	(1,928,152)

Beneficial Interest Transactions (Note 2)
Shares sold	6,571,221	13,329,935
Shares issued in connection with acquisition of Aristata Colorado
QualityTax-Exempt Fund	9,926,142	0
Shares issued in reinvestment of dividends and distributions	816,733	1,489,207

	17,314,096	14,819,142
Shares redeemed	(6,011,672)	(17,636,925)

Net increase/(decrease) from beneficial interest transactions	11,302,424	(2,817,783)

Redemption fees	371	7,014

Net Increase/(Decrease) In Net Assets	11,800,294	(5,233,909)
Net Assets:
Beginning of period	50,227,144	55,461,053

End of period (including (over)/undistributed net investment
income of ($418) and ($13,765), respectively)	$62,027,438	$50,227,144

(1) Unaudited.

See Notes to Financial Statements

136	Semi-Annual Report November 30, 2004 (Unaudited)

1-800-392-CORE (2673) ■ www.westcore.com	137

Westcore MIDCO Growth Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

Six Months Ended
November 30,
2004(3)

Net asset value - beginning of the period	$6.79

Income from investment operations
Net investment income/(loss)	(0.02)
Net realized and unrealized gain/(loss) on investments	0.34

Total income/(loss) from investment operations	0.32

Dividends and Distributions
From net investment income	(0.00)
From net realized gain from investment transactions	(0.00)

Total distributions	(0.00)

Paid in-capital from redemption fees	(0.00)(4)

Net asset value - end of period	$7.11

Total return	4.71%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$188,898

Ratio of expenses to average net assets	1.12%(2)

Ratio of expenses to average net assets without fee waivers	1.12%(2)

Ratio of net investment income/(loss) to average net assets	(0.76)%(2)

Ratio of net investment income/(loss) to average net assets
without fee waivers	(0.76)%(2)

Portfolio turnover rate(1)	31.20%

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended November 30, 2004 were $52,582,769 and $61,081,714, respectively.
(2) Annualized.
(3) Unaudited.
(4) Less than ($.005) per share.
See Notes to Financial Statements

138	Semi-Annual Report November 30, 2004 (Unaudited)

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
May 31,	May 31,	May 31,	May 31,	May 31,
2004	2003	2002	2001	2000

$5.69	$5.81	$5.97	$18.09	$20.03

(0.03)	(0.02)	(0.05)	(0.06)	(0.17)
1.13	(0.10)	(0.11)	(2.10)	7.08

1.10	(0.12)	(0.16)	(2.16)	6.91

(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
(0.00)	(0.00)	(0.00)	(9.96)	(8.85)

(0.00)	(0.00)	(0.00)	(9.96)	(8.85)

$6.79	$5.69	$5.81	$5.97	$18.09

19.33%	(2.07)%	(2.68)%	(14.81)%	35.63%

$180,159	$124,309	$114,450	$146,441	$232,354

1.14%	1.15%	1.15%	1.15%	1.15%

1.18%	1.41%	1.33%	1.27%	1.21%

(0.62)%	(0.57)%	(0.75)%	(0.72)%	(0.81)%

(0.66)%	(0.83)%	(0.92)%	(0.84)%	(0.87)%

53.11%	49.48%	67.04%	190.77%	117.65%

1-800-392-CORE (2673) ■ www.westcore.com	139

Westcore Growth Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

Six Months Ended
November 30,
2004(4)

Net asset value - beginning of the period	$11.01

Income from investment operations

Net investment income/(loss)	0.03
Net realized and unrealized gain/(loss) on investments	0.83

Total income/(loss) from investment operations	0.86

Dividends and Distributions
From net investment income	(0.00)
From net realized gain from investment transactions	(0.00)

Total distributions	(0.00)

Paid in-capital from redemption fees	(0.00)(5)

Net asset value - end of period	$11.87

Total return	7.81%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$121,435

Ratio of expenses to average net assets	1.14%(3)

Ratio of expenses to average net assets without fee waivers	1.14%(3)

Ratio of net investment income/(loss) to average net assets	0.53%(3)

Ratio of net investment income/(loss) to average net assets
without fee waivers	0.53%(3)

Portfolio turnover rate(1)	56.08%

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended November 30, 2004 were $84,358,627 and $53,980,742, respectively.
(2) A significant portion of the Fund's total return was attributable to its investments in the Initial Public Offering ("IPO") market.
(3) Annualized.
(4) Unaudited.
(5) Less than ($.005) per share.
|See Notes to Financial Statements

140	Semi-Annual Report November 30, 2004 (Unaudited)

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
May 31,	May 31,	May 31,	May 31,	May 31,
2004	2003	2002	2001	2000

$9.25	$10.48	$12.14	$15.24	$12.30

(0.02)	(0.01)	(0.03)	(0.04)	(0.06)
1.78	(1.22)	(1.53)	(0.73)	5.27

1.76	(1.23)	(1.56)	(0.77)	5.21

(0.00)	(0.00)	(0.00)	(0.00)	(0.01)
(0.00)	(0.00)	(0.10)	(2.33)	(2.26)

(0.00)	(0.00)	(0.10)	(2.33)	(2.27)

$11.01	$9.25	$10.48	$12.14	$15.24

19.03%	(11.74)%	(12.86)%	(5.54)%	4.88%(2)

$82,013	$32,864	$25,827	$16,864	$16,157

1.15%	1.15%	1.15%	1.15%	1.15%

1.26%	1.52%	1.61%	1.64%	1.73%

(0.26)%	(0.17)%	(0.38)%	(0.37)%	(0.46)%

(0.37)%	(0.54)%	(0.85)%	(0.86)%	(1.04)%

48.66%	41.19%	49.09%	65.07%	81.19%

1-800-392-CORE (2673) ■ www.westcore.com	141

Westcore Select Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

Six Months Ended
November 30,
2004(5)

Net asset value - beginning of the period	$11.46

Income from investment operations
Net investment income/(loss)	(0.05)
Net realized and unrealized gain/(loss) on investments	1.02

Total income/(loss) from investment operations	0.97

Dividends and Distributions
From net investment income	(0.00)
From net realized gain from investment transactions	(0.00)

Total distributions	(0.00)

Paid in-capital from redemption fees	(0.00)(3)

Net asset value - end of period	$12.43

Total return	8.46%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,033

Ratio of expenses to average net assets	1.15%(2)

Ratio of expenses to average net assets without fee waivers	1.94%(2)

Ratio of net investment income/(loss) to average net assets	(0.89)%(2)

Ratio of net investment income/(loss) to average net assets
without fee waivers	(1.68)%(2)

Portfolio turnover rate(1)	52.28%

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended November 30, 2004 were $3,811,590 and $4,173,854, respectively.
(2) Annualized.
(3) Less than ($.005) per share.
(4) A significant portion of the Fund's total return was attributable to its investments in the Initial Public Offering ("IPO") market.
(5) Unaudited.

* For the period October 1, 1999 (inception of offering) to May 31, 2000.

See Notes to Financial Statements

142	Semi-Annual Report November 30, 2004 (Unaudited)

Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
May 31,	May 31,	May 31,	May 31,	May 31,
2004	2003	2002	2001	2000*

$9.46	$11.43	$12.73	$22.48	$10.00

(0.08)	(0.08)	(0.09)	0.06	(0.00)(3)
2.08	(1.89)	(1.21)	0.68	13.29

2.00	(1.97)	(1.30)	0.74	13.29

(0.00)	(0.00)	(0.00)	(0.08)	(0.01)
(0.00)	(0.00)	0.00)	(10.41)	(0.80)

(0.00)	(0.00)	(0.00)	(10.49)	(0.81)

$11.46	$9.46	$11.43	$12.73	$22.48

21.14%	(17.24)%	(10.21)%	6.03%(4)	134.33%(4)

$7,532	$7,323	$14,871	$31,617	$36,037

1.15%	1.15%	1.15%	1.15%	1.15%(2)

2.08%	2.19%	1.59%	1.43%	1.39%(2)

(0.68)%	(0.59)%	(0.47)%	0.17%	(0.02)%(2)

(1.61)%	(1.63)%	(0.91)%	(0.11)%	(0.26)%(2)

80.76%	105.70%	1152.79%	1532.62%	1142.65%

1-800-392-CORE (2673) ■ www.westcore.com	143

Westcore International Frontier Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

Six Months Ended
November 30,
2004(5)

Net asset value - beginning of the period	$9.97

Income from investment operations
Net investment income/(loss)	(0.00)(2)
Net realized and unrealized gain/(loss) on investments	0.11

Total income/(loss) from investment operations	0.11

Dividends and Distributions
From net investment income	(0.00)
From net realized gain from investment transactions	(0.00)

Total distributions	(0.00)

Paid in-capital from redemption fees	(0.00)(2)

Net asset value - end of period	$10.08

Total return	1.10%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19,337

Ratio of expenses to average net assets	1.50%(4)

Ratio of expenses to average net assets without fee waivers	2.17%(4)

Ratio of net investment income/(loss) to average net assets	(0.03)%(4)

Ratio of net investment income/(loss) to average net assets
without fee waivers	(0.70)%(4)

Portfolio turnover rate(1)	17.26%

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended November 30, 2004 were $8,146,616 and $2,869,419, respectively.
(2) Less than ($.005) per share.
(3) A significant portion of the Fund's total return was attributable to its investments in the Initial Public Offering ("IPO") market.
(4) Annualized.
(5) Unaudited.

*For the period December 15, 1999 (inception of offering) to May 31, 2000.

See Notes to Financial Statements

144	Semi-Annual Report November 30, 2004 (Unaudited)

Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
May 31,	May 31,	May 31,	May 31,	May 31,
2004	2003	2002	2001	2000*

$7.38	$7.49	$8.69	$11.60	$10.00

0.02	0.01	(0.11)	(0.02)	0.03
2.57	(0.12)	(1.09)	(2.56)	1.58

2.59	(0.11)	(1.20)	(2.58)	1.61

(0.00)(2)	(0.00)	(0.00)	(0.02)	(0.01)
(0.00)	(0.00)	(0.00)	(0.31)	(0.00)

(0.00)	(0.00)	(0.00)	(0.33)	(0.01)

$9.97	$7.38	$7.49	$8.69	$11.60

35.16%	(1.47)%	(13.91)%	(22.56)%	16.12%(3)

$13,921	$9,982	$11,673	$30,902	$21,613

1.50%	1.50%	1.50%	1.50%	1.50%(4)

2.39%	3.27%	2.35%	2.03%	2.08%(4)

0.21%	0.28%	(0.75)%	(0.16)%	0.39%(4)

(0.68)%	(1.49)%	(1.60)%	(0.69)%	(0.19)%(4)

63.47%	42.73%	114.55%	61.28%	93.31%

1-800-392-CORE (2673) ■ www.westcore.com	145

Westcore Blue Chip Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

Six Months Ended
November 30,
2004(3)

Net asset value - beginning of the period	$11.62

Income from investment operations
Net investment income/(loss)	0.03
Net realized and unrealized gain/(loss) on investments	0.82

Total income/(loss) from investment operations	0.85

Dividends and Distributions
From net investment income	(0.00)
From net realized gain from investment transactions	(0.00)

Total distributions	(0.00)

Paid in-capital from redemption fees	(0.00)(4)

Net asset value - end of period	$12.47

Total return	7.32%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$62,030

Ratio of expenses to average net assets	1.15%(2)

Ratio of expenses to average net assets without fee waivers	1.39%(2)

Ratio of net investment income/(loss) to average net assets	0.79%(2)

Ratio of net investment income/(loss) to average net assets
without fee waivers	0.55%(2)

Portfolio turnover rate(1)	21.37%

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended November 30, 2004 were $7,729,014 and $11,445,153, respectively.
(2) Annualized.
(3) Unaudited.
(4) Less than ($.005) per share.
See Notes to Financial Statements

146	Semi-Annual Report November 30, 2004 (Unaudited)

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
May 31,	May 31,	May 31,	May 31,	May 31,
2004	2003	2002	2001	2000

$9.79	$11.28	$13.65	$14.73	$17.23

0.01	0.04	0.03	0.05	0.00
1.83	(1.47)	(1.57)	0.90	0.02

1.84	(1.43)	(1.54)	0.95	0.02

(0.01)	(0.06)	(0.03)	(0.04)	(0.00)
(0.00)	(0.00)	(0.80)	(1.99)	(2.52)

(0.01)	(0.06)	(0.83)	(2.03)	(2.52)

$11.62	$9.79	$11.28	$13.65	$14.73

18.83%	(12.63)%	(11.33)%	7.88%	1.01%

$33,439	$30,782	$42,612	$51,569	$51,892

1.15%	1.15%	1.15%	1.15%	1.15%

1.34%	1.52%	1.33%	1.29%	1.28%

0.07%	0.47%	0.23%	0.35%	0.02%

(0.12)%	0.10%	0.05%	0.20%	(0.11)%

56.46%	49.12%	50.17%	119.69%	73.95%

1-800-392-CORE (2673) ■ www.westcore.com	147

Westcore Mid-Cap Value Fund (formerly Westcore Mid-Cap Opportunity Fund)
Selected data for a share of beneficial interest outstanding throughout the period indicated.

Six Months Ended
November 30,
2004(5)

Net asset value - beginning of the period	$15.28

Income from investment operations
Net investment income/(loss)	0.01
Net realized and unrealized gain/(loss) on investments	1.82

Total income/(loss) from investment operations	1.83

Dividends and Distributions
From net investment income	(0.00)
From net realized gain from investment transactions	(0.00)

Total distributions	(0.00)

Paid in-capital from redemption fees	(0.00)(2)

Net asset value - end of period	$17.11

Total return	11.98%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$21,134

Ratio of expenses to average net assets	1.25%(4)

Ratio of expenses to average net assets without fee waivers	1.50%(4)

Ratio of net investment income/(loss) to average net assets	0.11%(4)

Ratio of net investment income/(loss) to average net assets without fee waivers	(0.14)%(4)

Portfolio turnover rate(1)	47.61%

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended November 30, 2004 were $9,286,771 and $8,486,957, respectively.
(2) Less than ($.005) per share.
|(3) A significant portion of the Fund's total return was attributable to its investments in the Initial Public Offering ("IPO") market.
(4) Annualized. (5) Unaudited.

See Notes to Financial Statements

148	Semi-Annual Report November 30, 2004 (Unaudited)

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
May 31,	May 31,	May 31,	May 31,	May 31,
2004	2003	2002	2001	2000

$11.95	$13.26	$15.25	$14.48	$11.05

(0.02)	0.00(2)	0.01	0.00	(0.02)
3.35	(1.31)	(0.94)	2.65	3.45

3.33	(1.31)	(0.93)	2.65	3.43

(0.00)(2)	(0.00)(2)	(0.00)	(0.00)	(0.00)(2)
(0.00)	(0.00)	(1.06)	(1.88)	(0.00)

(0.00)	(0.00)	(1.06)	(1.88)	(0.00)

$15.28	$11.95	$13.26	$15.25	$14.48

27.87%	(9.85)%	(5.92)%	21.37%	31.08%(3)

$17,568	$10,635	$9,279	$4,837	$3,011

1.25%	1.25%	1.25%	1.25%	1.25%

1.66%	2.26%	2.75%	3.47%	3.51%

(0.12)%	0.03%	(0.14)%	(0.10)%	(0.18)%

(0.53)%	(0.98)%	(1.65)%	(2.32)%	(2.44)%

71.05%	50.36%	67.11%	182.87%	159.34%

1-800-392-CORE (2673) ■ www.westcore.com	149

Westcore Small-Cap Opportunity Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

Six Months Ended
November 30,
2004(3)

Net asset value - beginning of the period	$32.71

Income from investment operations
Net investment income/(loss)	(0.15)
Net realized and unrealized gain/(loss) on investments	4.27

Total income/(loss) from investment operations	4.12

Dividends and Distributions
From net investment income	(0.00)
From net realized gain from investment transactions	(0.00)

Total distributions	(0.00)

Paid in-capital from redemption fees	(0.00)(4)

Net asset value - end of period	$36.83

Total return	12.56%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24,542

Ratio of expenses to average net assets	1.30%(2)

Ratio of expenses to average net assets without fee waivers	1.64%(2)

Ratio of net investment income/(loss) to average net assets	(0.53)%(2)

Ratio of net investment income/(loss) to average net assets
without fee waivers	(0.87)%(2)

Portfolio turnover rate(1)	29.37%

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended November 30, 2004 were $9,319,236 and $21,444,350, respectively.
(2) Annualized.
(3) Unaudited.
(4) Less than ($.005) per share.

See Notes to Financial Statements

150	Semi-Annual Report November 30, 2004 (Unaudited)

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
May 31,	May 31,	May 31,	May 31,	May 31,
2004	2003	2002	2001	2000

$24.21	$27.47	$26.11	$20.13	$20.18

(0.20)	(0.06)	(0.03)	(0.02)	0.03
8.70	(3.20)	1.39	6.00	0.01

8.50	(3.26)	1.36	5.98	0.04

(0.00)	(0.00)	(0.00)	(0.00)	(0.09)
(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

(0.00)	(0.00)	(0.00)	(0.00)	(0.09)

$32.71	$24.21	$27.47	$26.11	$20.13

35.11%	(11.87)%	5.21%	29.71%	0.20%

$34,040	$26,899	$40,030	$38,643	$34,558

1.30%	1.30%	1.30%	1.30%	1.30%

1.73%	1.96%	1.75%	1.81%	1.67%

(0.65)%	(0.25)%	(0.11)%	(0.07)%	0.25%

(1.08)%	(0.91)%	(0.57)%	(0.59)%	(0.12)%

110.33%	38.79%	76.61%	190.81%	99.84%

1-800-392-CORE (2673) ■ www.westcore.com	151

Westcore Flexible Income Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

Six Months Ended
November 30,
2004(4)

Net asset value - beginning of the period	$9.76

Income from investment operations
Net investment income/(loss)	0.36
Net realized and unrealized gain/(loss) on investments	0.53

Total income/(loss) from investment operations	0.89

Dividends and Distributions
From net investment income	(0.35)
From net realized gain from investment transactions	(0.00)
Tax return of capital	(0.00)

Total distributions	(0.35)

Paid in-capital from redemption fees	(0.00)(2)

Net asset value - end of period	$10.30

Total return	9.31%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$110,130

Ratio of expenses to average net assets	0.85%(3)

Ratio of expenses to average net assets without fee waivers	0.94%(3)

Ratio of net investment income/(loss) to average net assets	7.26%(3)

Ratio of net investment income/(loss) to average net assets
without fee waivers	7.17%(3)

Portfolio turnover rate(1)	8.98%

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended November 30, 2004 were $52,084,812 and $7,480,543, respectively.
(2) Less than ($.005) per share.
(3) Annualized.
(4) Unaudited.

See Notes to Financial Statements

152	Semi-Annual Report November 30, 2004 (Unaudited)

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
May 31,	May 31,	May 31,	May 31,	May 31,
2004	2003	2002	2001	2000
$9.19	$9.48	$9.64	$9.19	$9.87

0.69	0.75	0.75	0.67	0.58
0.54	(0.29)	(0.16)	0.45	(0.58)

1.23	0.46	0.59	1.12	0.00

(0.66)	(0.71)	(0.75)	(0.67)	(0.58)
(0.00)	(0.00)	(0.00)	(0.00)(2)	(0.10)
(0.00)	(0.04)	(0.00)	(0.00)	(0.00)

(0.66)	(0.75)	(0.75)	(0.67)	(0.68)

$9.76	$9.19	$9.48	$9.64	$9.19

13.57%	5.71%	6.40%	12.55%	0.11%

$ 61,302	$9,726	$10,322	$7,090	$23,596

0.85%	0.85%	0.85%	0.92%	0.95%

1.06%	2.06%	1.77%	1.62%	1.26%

7.12%	7.92%	7.96%	6.56%	6.11%

6.91%	6.71%	7.04%	5.87%	5.80%

37.03%	37.01%	48.07%	43.20%	36.02%

1-800-392-CORE (2673) ■ www.westcore.com	153

Westcore Plus Bond Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

Six Months Ended
November 30,
2004(3)

Net asset value - beginning of the period	$10.62

Income from investment operations
Net investment income/(loss)	0.30
Net realized and unrealized gain/(loss) on investments	0.21

Total income/(loss) from investment operations	0.51

Dividends and Distributions
From net investment income	(0.29)
From net realized gain from investment transactions	(0.00)
Tax return of capital	(0.00)

Total distributions	(0.29)

Paid in-capital from redemption fees	(0.00)(4)

Net asset value - end of period	$10.84

Total return	4.87%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$153,758

Ratio of expenses to average net assets	0.55%(2)

Ratio of expenses to average net assets without fee waivers	1.07%(2)

Ratio of net investment income/(loss) to average net assets	5.61%(2)

Ratio of net investment income/(loss) to average net assets
without fee waivers	5.09%(2)

Portfolio turnover rate(1)	20.91%

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended November 30, 2004 were $80,119,063 and $22,823,028, respectively.
(2) Annualized.
(3) Unaudited.
(4) Less than ($.005) per share.

See Notes to Financial Statements

154	Semi-Annual Report November 30, 2004 (Unaudited)

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
May 31,	May 31,	May 31,	May 31,	May 31,
2004	2003	2002	2001	2000

$10.67	$10.34	$10.37	$9.81	$10.27

0.62	0.71	0.66	0.66	0.63
(0.05)	0.33	(0.03)	0.56	(0.46)

0.57	1.04	0.63	1.22	0.17

(0.60)	(0.68)	(0.66)	(0.66)	(0.63)
(0.02)	(0.00)	(0.00)	(0.00)	(0.00)
(0.00)	(0.03)	(0.00)	(0.00)	(0.00)

(0.62)	(0.71)	(0.66)	(0.66)	(0.63)

$10.62	$10.67	$10.34	$10.37	$9.81

5.52%	10.52%	6.24%	12.80%	1.67%

$86,705	$52,727	$54,060	$55,188	$34,208

0.55%	0.55%	0.55%	0.62%	0.85%

1.03%	1.14%	1.07%	1.09%	1.11%

5.79%	6.38%	6.34%	6.49%	6.18%

5.31%	5.79%	5.82%	6.02%	5.92%

50.32%	62.10%	60.19%	79.33%	37.26%

1-800-392-CORE (2673) ■ www.westcore.com	155

Westcore Colorado Tax-Exempt Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

Six Months Ended
November 30,
2004(3)

Net asset value - beginning of the period	$11.23

Income from investment operations
Net investment income/(loss)	0.21
Net realized and unrealized gain/(loss) on investments	0.12

Total income/(loss) from investment operations	0.33

Dividends and Distributions
From net investment income	(0.21)
From net realized gain from investment transactions	(0.00)

Total distributions	(0.21)

Paid in-capital from redemption fees	(0.00)(4)

Net asset value - end of period	$11.35

Total return	2.90%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$62,027

Ratio of expenses to average net assets	0.65%(2)

Ratio of expenses to average net assets without fee waivers	1.17%(2)

Ratio of net investment income/(loss) to average net assets	3.66%(2)

Ratio of net investment income/(loss) to average net assets
without fee waivers	3.14%(2)

Portfolio turnover rate(1)	3.83%

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended November 30, 2004 were $1,880,890 and $2,347,370, respectively.
(2) Annualized.
(3) Unaudited.
(4) Less than ($.005) per share.

See Notes to Financial Statements

156	Semi-Annual Report November 30, 2004 (Unaudited)

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
May 31,	May 31,	May 31,	May 31,	May 31,
2004	2003	2002	2001	2000

$11.72	$11.18	$11.03	$10.40	$11.01

0.42	0.42	0.44	0.45	0.46
(0.49)	0.54	0.15	0.64	(0.61)

(0.07)	0.96	0.59	1.09	(0.15)

(0.42)	(0.42)	(0.44)	(0.46)	(0.46)
(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

(0.42)	(0.42)	(0.44)	(0.46)	(0.46)

$11.23	$11.72	$11.18	$11.03	$10.40

(0.59)%	8.77%	5.43%	10.59%	(1.36)%

$50,227	$55,461	$45,508	$46,774	$37,055

0.65%	0.65%	0.65%	0.65%	0.63%

1.11%	1.15%	1.12%	1.13%	1.14%

3.67%	3.65%	3.91%	4.14%	4.28%

3.21%	3.15%	3.44%	3.66%	3.77%

6.60%	8.69%	13.09%	7.30%	19.76%

1-800-392-CORE (2673) ■ www.westcore.com	157

1. Significant Accounting Policies

     Westcore Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-ended management investment company. Interests in the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value (formerly Westcore Mid-Cap Opportunity Fund), Westcore Small-Cap Opportunity, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds (the "Funds") are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust.

     The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

     Use of Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

     Investment Valuation - All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

     Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are generally valued at the NASDAQ Official Closing Price ("NOCP"). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

     Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ National Market or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. In the event that

158	Semi-Annual Report November 30, 2004 (Unaudited)

closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange. Exchange rates as of the close of regular trading on the NYSE are used to convert foreign security values into U.S. dollars. Forward foreign currency exchange contracts are valued on a daily basis based on the closing prices of the foreign currency rates as of the close of regular trading on the NYSE.

     Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the mean between the "evaluated" bid and ask prices formulated by an independent pricing service. Municipal securities having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the "evaluated" bid price formulated by an independent pricing service.

     Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

     When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Trustees. As of November 30, 2004, securities which have been fair valued represented 1.65%, 9.35% and 6.53% of the net assets of Westcore Small-Cap Opportunity, Westcore Flexible Income and Westcore Plus Bond Funds, respectively.

     Foreign Securities - All of the Funds, except the Westcore Colorado Tax-Exempt Fund, may invest at least a portion of their assets in foreign securities. In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

     The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Funds' Statements of Operations.

1-800-392-CORE (2673) ■ www.westcore.com	159

     As of November 30, 2004, the International Frontier Fund had outstanding foreign currency contracts as follows:

			Unrealized
	Expiration	Contract	Appreciation/
Contract Description	Date	Amount	(Depreciation)

Contracts to Purchase
European Union Euro (EUR)	12/01/04	32,368 (EUR)	$(18)
European Union Euro (EUR)	12/01/04	28,011(EUR)	$18
Pounds Sterling (GBP)	12/01/04	14,699 (GBP)	$204

     Federal Income Taxes - It is the Funds' policy to continue to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. At May 31, 2004 each Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

		Westcore	Westcore	Westcore
		MIDCO	Growth	Select
Expiring		Growth Fund	Fund	Fund

2009		$0	$0	$683,412
2010		9,464,102	0	2,081,144
2011		0	0	83,097
2012		0	0	1,259,979

Total		$9,464,102	$0	$4,107,632

	Westcore	Westcore	Westcore	Westcore
	International	Blue-Chip	Mid-Cap	Small-Cap
Expiring	Frontier Fund	Fund	Value Fund	Opportunity Fund

2009	$426,770	$0	$0	$0
2010	9,004,695	0	0	0
2011	1,905,398	1,550,151	0	0

Total	$11,336,863	$1,550,151	$0	$0

		Westcore	Westcore	Westcore
		Flexible	Plus	Colorado
Expiring		Income Fund	Bond Fund	Tax-Exempt Fund

2005		$0	$0	$16,630
2006		0	0	1,341
2007		0	0	11,172
2008		0	0	47,858
2009		37,669	0	492,929
2010		0	0	3
2011		0	0	39,414
2012		1,493	0	33,444

Total		$39,162	$0	$642,791

     Net capital loss carryforwards utilized during the period ended May 31, 2004, were $13,557,087 for Westcore MIDCO Growth Fund, $1,528,107 for Westcore Growth Fund, $1,088,915 for Westcore International Frontier Fund, $2,217,890

160	Semi-Annual Report November 30, 2004 (Unaudited)

for Westcore Blue Chip Fund, $865,366 for Westcore Mid-Cap Value Fund, $4,003,034 for Westcore Small-Cap Opportunity Fund, $224,284 for Westcore Plus Bond Fund and $2,243 for Westcore Colorado Tax-Exempt Fund.

     The Westcore Select Fund intends to elect to defer to its fiscal year ending May 31, 2005, approximately $191,812 of losses recognized during the period from November 1, 2003 to May 31, 2004. The Flexible Income Fund intends to elect to defer to its fiscal year ending May 31, 2005, approximately $11 of currency losses recognized during the period from November 1, 2003 to May 31, 2004.

     Classification of Distributions to Shareholders - Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds. Net assets were unaffected by the reclassifications.

1-800-392-CORE (2673) ■ www.westcore.com	161

     The tax character of the distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year ended, May 31, 2005.

		Westcore MIDCO Growth Fund			Westcore Growth Fund

	Year Ended	Year Ended		Year Ended		Year Ended
	May 31,	May 31,		May 31,		May 31,
	2004	2003		2004		2003

Distributions paid from:
Ordinary Income	$0		$0		$0	$0
Long-Term Capital Gain	0		0		0	0
Tax-Exempt Income	0		0		0	0
Return of Capital	0		0		0	0

Total	$0		$0		$0	$0

	Westcore		Westcore		Westcore
	Select		International		Blue-Chip
	Fund		Frontier Fund		Fund

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,
	2004	2003	2004	2003	2004	2003

Distributions paid from:
Ordinary Income	$0	$0	$7,681	$0	$38,019	$201,442
Long-Term Capital Gain	0	0	0	0	0	0
Tax-Exempt Income	0	0	0	0	0	0
Return of Capital	0	0	0	0	0	0

Total	$0	$0	$7,681	$0	$38,019	$201,442

	Westcore		Westcore			Westcore
	Mid-Cap		Small-Cap			Flexible
	Opportunity Fund		Opportunity Fund			Income Fund

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,
	2004	2003	2004	2003	2004	2003

Distributions paid from:
Ordinary Income	$434	$2,911	$0	$0	$2,524,274	$ 637,024
Long-Term Capital Gain	0	0	0	0	0	0
Tax-Exempt Income	0	0	0	0	0	0
Return of Capital	0	0	0	0	0	44,980

Total	$434	$2,911	$0	$0	$2,524,724	$ 682,004

	Westcore				Westcore
	Plus-Bond				Colorado
	Fund				Tax-Exempt Fund

	Year Ended	Year Ended		YearEnded		Year Ended
	May 31,	May 31,		May 31,		May 31,
	2004		2003	2004		2003

Distributions paid from:
Ordinary Income	$3,463,730	$3,359,030		$	0	$0
Long-Term Capital Gain	126,352		0		0	0
Tax-Exempt Income	0		0	1,928,152		1,863,089
Return of Capital	0	167,320			0	0

Total	$3,590,082	$3,526,350		$1,928,152		$1,863,089

162	Semi-Annual Report November 30, 2004 (Unaudited)

     As of May 31, 2004, the components of distributable earnings on a tax basis were as follows:

		Westcore	Westcore
		MIDCO	Growth
		Growth Fund	Fund

(Over)/undistributed net investment income		$0	$0
Accumulated net realized gain/(loss)		(9,464,102)	504,372
Net unrealized appreciation/(depreciation)		34,743,505	5,692,408
Effect of other timing differences		(344,507)	(13,332)

Total		$24,934,896	$6,183,448

	Westcore	Westcore	Westcore
	Select	International	Blue Chip
	Fund	Frontier Fund	Fund

(Over)/undistributed net investment income	$0	$21,912	$0
Accumulated net realized gain/(loss)	(4,107,632)	(11,336,863)	(1,550,151)
Net unrealized appreciation/(depreciation)	1,304,329	2,647,239	4,553,216
Effect of other timing differences	(199,509)	(7,244)	(33,749)

Total	$(3,002,812)	$(8,674,956)	$2,969,316

	Westcore	Westcore	Westcore
	Mid-Cap	Small-Cap	Flexible
	Opportunity Fund	Opportunity Fund	Income Fund

(Over)/undistributed net investment income	$0	$0	$15,478
Accumulated net realized gain/(loss)	474,470	334,300	(39,162)
Net unrealized appreciation/(depreciation)	2,391,590	4,274,549	(1,020,071)
Effect of other timing differences	(1,538)	(25,033)	(13,746)

Total	$2,864,522	$4,583,816	$(1,057,501)

		Westcore	Westcore
		Plus Bond	Colorado
		Fund	Tax-Exempt Fund

(Over)/undistributed net investment income		$21,109	$6,030
Accumulated net realized gain/(loss)		857,700	(642,791)
Net unrealized appreciation/(depreciation)		(281,664)	1,859,616
Effect of other timing differences		(36,820)	(19,795)

Total		$560,325	$1,203,060

     The effect of other timing differences primarily includes deferred Trustees' compensation.

1-800-392-CORE (2673) ■ www.westcore.com	163

     Distributions - Distributions of net investment income, if any, are generally made annually for the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value and Westcore Small-Cap Opportunity Funds and monthly for the Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds. Distributions of net realized capital gains, if any, are declared at least once each year for each of the Funds. Distributions to shareholders are recorded on the ex-dividend date.

     Securities Lending - The Westcore Funds may loan securities to certain brokers who pay the Funds negotiated lenders' fees. These fees, net of associated costs, are included in other income. The Funds receive U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The Funds did not loan securities during the six months ended November 30, 2004.

     Allocation of Income, Expenses and Gains and Losses - Trust expenses which are not series specific are allocated to each series based upon its relative proportion of net assets and/or open accounts to the Trust's totals.

     When-Issued Securities - Each Fund may purchase or sell securities on a "when issued" or "forward commitment" basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. Each Fund maintains, in a segregated account with its custodian, liquid assets with a market value at least equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-US securities, are not treated by the Funds as "when-issued" or "forward commitment" transactions.

     Other - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums, accretion of

164	Semi-Annual Report November 30, 2004 (Unaudited)

discounts and income earned on money market funds, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis.

2. Shares of Beneficial Interest

     On November 30, 2004, there was an unlimited number of no par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest were as follows:

Westcore Equity Funds

Westcore MIDCO Growth Fund
	For the Six Months Ended	For the Year Ended
	November 30, 2004(1)	May 31, 2004

Shares sold	2,737,661	8,102,977
Shares issued as reinvestment of dividends and distributions	0	0

Total	2,737,661	8,102,977
Shares redeemed	(2,671,819)	(3,420,096)

Net increase/(decrease) in shares	65,842	4,682,881

Westcore Growth Fund
	For the Six Months Ended	For the Year Ended
	November 30, 2004(1)	May 31, 2004

Shares sold	3,597,913	4,770,268
Shares issued as reinvestment of dividends and distributions	0	0

Total	3,597,913	4,770,268
Shares redeemed	(820,978)	(873,932)

Net increase/(decrease) in shares	2,776,935	3,896,336

Westcore Select Fund
	For the Six Months Ended	For the Year Ended
	November 30, 2004(1)	May 31, 2004

Shares sold	68,447	75,505
Shares issued as reinvestment of dividends and distributions	0	0

Total	68,447	75,505
Shares redeemed	(79,217)	(192,504)

Net increase/(decrease) in shares	(10,770)	(116,999)

(1) Unaudited.

1-800-392-CORE (2673) ■ www.westcore.com	165

Westcore International Frontier Fund
	For the Six Months Ended	For the Year Ended
	November 30, 2004(1)	May 31, 2004

Shares sold	789,500	812,719
Shares issued as reinvestment of dividends and distributions	0	747

Total	789,500	813,466
Shares redeemed	(266,656)	(770,268)

Net increase/(decrease) in shares	522,844	43,198

Westcore Blue Chip Fund
	For the Six Months Ended	For the Year Ended
	November 30, 2004(1)	May 31, 2004

Shares sold	57,295	140,801
Shares issued in connection with acquisition of
Aristata Equity Fund	2,310,683	-
Shares issued as reinvestment of dividends and distributions	0	3,393

Total	2,367,978	144,194
Shares redeemed	(271,923)	(412,392)

Net increase/(decrease) in shares	(2,096,055)	(268,198)

Westcore Mid-Cap Value Fund
(formerly Westcore Mid-Cap Opportunity Fund)	For the Six Months Ended	For the Year Ended
	November 30, 2004(1)	May 31, 2004

Shares sold	157,612	361,492
Shares issued as reinvestment of dividends and distributions	0	30

Total	157,612	361,522
Shares redeemed	(72,219)	(101,780)

Net increase/(decrease) in shares	85,393	259,742

Westcore Small-Cap Opportunity Fund
	For the Six Months Ended	For the Year Ended
	November 30, 2004(1)	May 31, 2004

Shares sold	217,986	716,634
Shares issued as reinvestment of dividends and distributions	0	0

Total	217,986	716,634
Shares redeemed	(592,326)	(786,976)

Net increase/(decrease) in shares	(374,340)	(70,342)

(1) Unaudited.

166	Semi-Annual Report November 30, 2004 (Unaudited)

Westcore Bond Funds

Westcore Flexible Income Fund
	For the Six Months Ended	For the Year Ended
	November 30, 2004(1)	May 31, 2004

Shares sold	5,363,042	7,349,181
Shares issued as reinvestment of dividends and distributions	291,032	239,089

Total	5,654,074	7,588,270
Shares redeemed	(1,241,180)	(2,364,801)

Net increase/(decrease) in shares	4,412,894	5,223,469

Westcore Plus Bond Fund
	For the Six Months Ended	For the Year Ended
	November 30, 2004(1)	May 31, 2004

Shares sold	5,457,100	4,074,173
Capital contribution from in-kind transfer	536,208	-
Shares issued in connection with acquisition of
Aristata Quality Bond Fund	971,313	-
Shares issued as reinvestment of dividends and distributions	270,198	315,127

Total	7,234,819	4,389,300
Shares redeemed	(1,219,484)	(1,166,037)

Net increase/(decrease) in shares	6,015,335	3,223,263

Westcore Colorado Tax-Exempt Fund
	For the Six Months Ended	For the Year Ended
	November 30, 2004(1)	May 31, 2004

Shares sold	578,036	1,154,287
Shares issued in connection with acquisition of
Aristata Colorado Quality Tax-Exempt Fund	870,402	-
Shares issued as reinvestment of dividends and distributions	71,840	130,106

Total	1,520,278	1,284,393
Shares redeemed	(528,680)	(1,544,073)

Net increase/(decrease) in shares	991,598	(259,680)

(1) Unaudited.

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3. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

Westcore Equity Funds
		Westcore	Westcore
		MIDCO	Growth
		Growth Fund	Fund

As of November 30, 2004
Gross appreciation (excess of
value over tax cost)		$45,649,824	$14,034,618
Gross depreciation (excess of
tax cost over value)		(5,950,871)	(1,813,533)

Net unrealized appreciation/(depreciation)		$39,598,953	$12,221,085

Cost of investments for
income tax purposes		$150,715,104	$108,501,200

		Westcore	Westcore
		Select	International
		Fund	Frontier Fund

As of November 30, 2004
Gross appreciation (excess of
value over tax cost)		$1,868,303	$4,335,521
Gross depreciation (excess of
tax cost over value)		(49,596)	(1,231,448)

Net unrealized depreciation		$1,818,707	$3,104,073

Cost of investments for
income tax purposes		$6,210,523	$16,303,613

	Westcore	Westcore	Westcore
	Blue Chip	Mid-Cap	Small-Cap
	Fund	Value Fund+	Opportunity Fund

As of November 30, 2004
Gross appreciation (excess of
value over tax cost)	$11,558,507	$3,946,686	$5,005,071
Gross depreciation (excess of
tax cost over value)	(1,606,160)	(281,516)	(1,275,422)

Net unrealized appreciation/(depreciation)	$9,952,347	$3,665,170	$3,729,649

Cost of investments for
income tax purposes	$51,863,707	$17,330,511	$20,852,441

+ Formerly Westcore Mid-Cap Opportunity Fund.

168	Semi-Annual Report November 30, 2004 (Unaudited)

Westcore Bond Funds
	Westcore	Westcore	Westcore
	Flexible	Plus Bond	Colorado
	Income Fund	Fund	Tax-Exempt Fund

As of November 30, 2004
Gross appreciation (excess of
value over tax cost)	$5,361,990	$3,944,637	$3,022,481
Gross depreciation (excess of
tax cost over value)	(1,980,178)	(2,159,728)	(100,895)

Net unrealized appreciation/(depreciation)	$3,381,812	$1,784,909	$2,921,586

Cost of investments for
income tax purposes	$108,377,586	$149,830,503	$57,859,155

4. Investment Advisory Fees, Administrative Fees and Other Related Party Transactions

     The Trust has entered into an advisory agreement with Denver Investment Advisors LLC (the "Advisor" or "DenverIA") for all Funds. The advisory agreement has been approved by the Trust's Board of Trustees.

     Pursuant to its advisory agreement with the Trust, DenverIA is entitled to an investment advisory fee, computed daily and payable monthly of 0.65%, 0.65%, 0.65%, 1.20%, 0.65%, 0.75%, 1.00%, 0.45%, 0.45% and 0.50% of the average net assets for Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds, respectively.

     ALPS Mutual Fund Services, Inc. ("ALPS") and DenverIA serve as the Funds' co-administrators ("Co-Administrators"). ALPS and DenverIA are entitled to receive a total fee from each Fund for its administrative services computed daily and paid monthly, at the annual rate of 0.30% of the Fund's average net assets.

     Effective June 1, 2004 DenverIA and ALPS agreed to allocate the co-administration fee as shown in the chart below. In addition, ALPS' is entitled to a minimum Trust level fee of $327,500 per annum, but no more than the amount of the administration fees paid by the Trust.

	ALPS	DenverIA

First $750 million in average daily Net Assets of the Trust	0.05%	0.25%
Next $250 million in average daily Net Assets of the Trust	0.04%	0.26%
Net Assets greater than $1.0 billion in average daily Net Assets of the Trust	0.025%	0.275%

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     The Co-Administrators and the Adviser have informed the Trust that they intend to waive fees or reimburse expenses with respect to each of the Funds until at least September 30, 2005 so that the Net Annual Fund Operating Expenses of the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds will not exceed 1.15%, 1.15%, 1.15%, 1.50%, 1.15%, 1.25%, 1.30%, 0.85%, 0.55%, and 0.65%, respectively. Without such fee waivers, for the six months ended November 30, 2004, the Total Annualized Fund Operating Expenses of the Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Flexible Income, Westcore Plus Bond, and Westcore Colorado Tax-Exempt Funds would be 1.94%, 2.17%, 1.39%, 1.50%, 1.64%, 0.94%, 1.07%, and 1.17%, respectively.

     Certain officers of the Funds are also officers of DenverIA. All access persons of the Trust, as defined in the 1940 Act, and members, officers and employees of the Adviser, follow strict guidelines and policies on personal trading as outlined in the Trust's and the Adviser's respective Code of Ethics.

     Effective October 1, 2004, the Trustees appointed a new compliance officer who is also the Treasurer of the Trust and an employee of the Adviser. The Trustees agreed to reimburse the Adviser a portion of his compensation.

     The Trust has a Trustee Deferred Compensation Plan (the "Deferral Plan") which allows the trustees to defer the receipt of all or a portion of trustees fees. Under the Deferral Plan, any compensation deferred results in an equal adjustment to the Investment for/Payable for Trustee Deferred Compensation Plan on the Statement of Assets and Liabilities, as though an equivalent amount had been invested in shares of one or more Westcore Funds selected by the trustee. The amount paid to the trustees under the Deferral Plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the Deferral Plan will not affect the net assets of the Fund.

170	Semi-Annual Report November 30, 2004 (Unaudited)

     Shareholders individually holding more than 5% of the Funds' outstanding shares as of November 30, 2004, constituted 41.06% of Westcore Select Fund, 6.23% of Westcore International Frontier Fund, 27.52% of Westcore Blue Chip Fund, 6.54% of Westcore Mid-Cap Value Fund, 38.65% of Westcore Small-Cap Opportunity Fund, 11.74% of Westcore Plus Bond Fund and 5.69% of Westcore Colorado Tax-Exempt Fund. Included in the percentages above are holdings of DenverIA and/or DenverIA's retirement savings plan representing 15.73% of Westcore Select Fund, 6.23% of Westcore International Frontier Fund, 6.54% of Westcore Mid-Cap Value Fund, and 7.95% of Westcore Small-Cap Opportunity Fund.

5. Illiquid or Restricted Securities
     As of November 30, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market. The Funds intend to invest no more than 15% of their net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation if the Funds' adviser, under supervision of the Board of Trustees, determines that a liquid trading market exists. The aggregate value of illiquid or restricted securities subject to this limitation as of November 30, 2004 for the Westcore Small-Cap Opportunity, Westcore Flexible Income and Westcore Plus Bond Funds was $406,000, $11,792,788 and $9,576,290, respectively, which represents 1.65%, 10.71% and 6.23% of the Funds' net assets, respectively.

1-800-392-CORE (2673) ■ www.westcore.com	171

6. Acquisition of Aristata Funds
     As of the close of business on November 19, 2004, the Westcore Blue Chip Fund, Westcore Plus Bond Fund and the Westcore Colorado Tax-Exempt Fund acquired all of the assets and liabilities of the Aristata Equity Fund, Aristata Quality Bond Fund and Aristata Colorado Tax-Exempt Fund, respectively, pursuant to a Plan of Reorganization approved by each Aristata Funds' respective shareholders on November 12, 2004. The Adviser agreed to reimburse all merger related expenses to the Trust. The acquisition was accomplished by a tax-free exchange of Westcore Fund shares for Aristata Fund shares as listed in the table below:

	Shares	Shares	Net Assets	Net Assets
	Outstanding	Outstanding	Prior to	Following
	Prior to Merger	Following Merger	Merger	Merger

Aristata Equity Fund	4,547,776	-	$28,569,298 (1)	-

Westcore Blue Chip Fund	2,694,154	5,004,837	33,291,695	$61,860,993
Aristata Quality Bond Fund	1,113,130	-	10,600,469 (1)	-

Westcore Plus Bond Fund	12,855,510	13,826,823	140,255,347	150,855,816
Aristata Colorado Quality
Tax-Exempt Fund	1,046,500	-	9,926,142 (1)	-
Westcore Colorado
Tax-Exempt Fund	4,523,506	5,393,908	51,598,536	61,524,678

(1) Includes $4,320,509, $530,222 and $599,298 of unrealized appreciation on investments for the Aristata Equity, Aristata Quality Bond and Aristata Colorado Quality Tax-Exempt Funds, respectively. The conversion ratio of the Aristata Equity, Aristata Quality Bond, and Aristata Colorado Quality Tax-Exempt Funds was 0.508, 0.873 and 0.832.

7. Subsequent Event
     On January 7, 2005, a retirement plan holding approximately 19% of the Westcore Small-Cap Opportunity Fund redeemed all of its shares by an in-kind distribution.

172	Semi-Annual Report November 30, 2004 (Unaudited)

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176	Semi-Annual Report November 30, 2004 (Unaudited)

1625 Broadway
Suite 2200
Denver, CO 80202
1-800-392-CORE (2673)
www.westcore.com

Westcore Trustees and Officers:
Jack D. Henderson, Chairman
McNeil S. Fiske, Trustee
James B. O'Boyle, Trustee
Kenneth V. Penland, Trustee
Lyman E. Seely, Trustee
Robert L. Stamp, Trustee
Jeffrey D. Adams, President
Jasper R. Frontz, Treasurer & Chief Compliance Officer
Wade A. Clouse, Asst. Treasurer
Erin E. Douglas, Secretary

A description of the policies and procedures that Westcore Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-392-2673; (ii) on the Westcore Funds website, www.westcore.com; and (iii) on the Securities and Exchange Commission website at www.sec.gov.

This report has been prepared for Westcore shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

Funds distributed by ALPS Distributors, Inc.

WC120

Item 2.  Code of Ethics.

Not applicable to semi-annual report.

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.  Principal Accounting Fees and Services.

Not applicable to semi-annual report.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Schedule of Investments.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.   Purchases of Equity Securities by Closed-End Management Investment  Companies.

Not applicable.

Item 9.     Submission of Matters to Vote of Security Holders.

The registrant's Nominating and Governing Charter states that the Nominating and Governing Committee will seek individuals qualified to become board members for recommendation to the Board of Trustees, including evaluating persons suggested by shareholders.  Trustees may be nominated by the Board of Trustees or by shareholders in accordance with this Charter, however, the registrant has not yet implemented procedures by which shareholders may recommend nominees.

Item 10.   Controls and Procedures.

      (a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)  There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)  Not applicable to semi-annual report.

(a)(2)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)  Not applicable.

(b)  A certification for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESTCORE TRUST

By:                   /s/ Jeffrey D. Adams
                        Jeffrey D. Adams
                        President/Principal Executive Officer

Date:                February 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESTCORE TRUST

By:                   /s/ Jasper R. Frontz
                        Jasper R. Frontz
                        Treasurer/Principal Financial Officer

Date:                February 7, 2005